UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: March 1, 2011 to May 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                      Schedule of Investments.
          Attached hereto.

EEB Guggenheim BRIC ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.0%
	Common Stocks - 63.0%
	Basic Materials - 8.6%
144,965	Aluminum Corp. of China Ltd., ADR (China)(a)	$ 3,192,129
681,733	Cia Siderurgica Nacional SA, ADR (Brazil)	9,707,878
183,857	Fibria Celulose SA, ADR (Brazil)	2,862,653
69,404	Mechel, ADR (Russia)	1,839,206
110,614	Mechel-PREF, ADR (Russia)	1,001,057
26,310	Sinopec Shanghai Petrochemical Co. Ltd., ADR (China)(a)	1,239,990
352,785	Sterlite Industries India Ltd., ADR (India)(b)	5,485,807
1,072,691	Vale SA, ADR (Brazil)	34,605,012
		59,933,732

	Communications - 15.0%
130,687	Baidu, Inc., ADR (China)(b)	17,735,533
858,202	China Mobile Ltd., ADR (China)	39,279,906
119,932	China Telecom Corp. Ltd., ADR (China)(a)	7,188,724
375,881	China Unicom Hong Kong Ltd., ADR (China)(a)	8,299,452
20,670	City Telecom HK Ltd., ADR (China)	296,408
146,308	Ctrip.com International Ltd., ADR (China)(b)	6,583,860
19,888	E-Commerce China Dangdang, ADR (China)(a) (b)	389,606
101,602	Focus Media Holding Ltd., ADR (China)(b)	3,175,062
116,789	Giant Interactive Group, Inc., ADR (China)(a)	948,327
449,573	Mobile Telesystems OJSC, ADR (Russia)	9,112,845
72,041	NetEase.com, Inc., ADR (China)(b)	3,323,251
51,477	Perfect World Co. Ltd., ADR (China)(b)	1,217,431
33,340	Shanda Interactive Entertainment Ltd., ADR (China)(a) (b)	1,446,289
42,567	Tata Communications Ltd., ADR (India)(b)	410,346
288,350	VimpelCom Ltd., ADR (Russia)	4,059,968
76,381	VisionChina Media, Inc., ADR (China)(a) (b)	291,012
34,386	Youku.Com, Inc., ADR (China)(a) (b)	1,453,496
		105,211,516

	Consumer, Cyclical - 2.1%
20,948	7 Days Group Holdings Ltd., ADR (China)(b)	417,075
57,069	China Eastern Airlines Corp. Ltd., ADR (China)(a) (b)	1,271,497
39,411	China Southern Airlines Co. Ltd., ADR (China)(a) (b)	1,023,504
25,284	Home Inns & Hotels Management, Inc., ADR (China)(b)	1,033,357
246,325	Melco Crown Entertainment Ltd., ADR (China)(a) (b)	2,763,767
336,506	Tata Motors Ltd., ADR (India)	8,153,540
		14,662,740

	Consumer, Non-cyclical - 3.8%
21,346	35bio, Inc., ADR (China)(b)	395,968
11,333	51job, Inc., ADR (China)(b)	647,228
672,691	BRF - Brasil Foods SA, ADR (Brazil)(b)	12,740,768
26,464	China Medical Technologies, Inc., ADR (China)(a) (b)	264,375
126,403	Dr Reddy's Laboratories Ltd., ADR (India)(a)	4,583,373
84,717	Mindray Medical International Ltd., ADR (China)(a)	2,461,029
30,331	New Oriental Education & Technology Group, ADR (China)(b)	3,512,936
30,666	Simcere Pharmaceutical Group, ADR (China)(b)	364,925
71,624	WuXi PharmaTech Cayman, Inc., ADR (China)(b)	1,307,138
		26,277,740

	Energy - 18.0%
141,780	China Petroleum & Chemical Corp., ADR (China)	14,156,733
126,159	CNOOC Ltd., ADR (China)	31,612,922
177,002	JA Solar Holdings Co. Ltd., ADR (China)(a) (b)	1,067,322
14,153	JinkoSolar Holding Co. Ltd., ADR (China)(a) (b)	368,261
79,190	LDK Solar Co. Ltd., ADR (China)(a) (b)	601,052
147,358	PetroChina Co. Ltd., ADR (China)(a)	21,237,235
1,355,532	Petroleo Brasileiro SA, ADR (Brazil)	46,942,073
97,966	Trina Solar Ltd., ADR (China)(a) (b)	2,248,320
191,430	Yanzhou Coal Mining Co. Ltd., ADR (China)(a)	7,973,060
		126,206,978

	Financial - 8.4%
559,041	Banco Santander Brasil SA/Brazil, ADR (Brazil)	6,350,706
283,697	China Life Insurance Co. Ltd., ADR (China)(a)	14,908,277
38,411	CNinsure, Inc., ADR (China)(a) (b)	609,198
73,372	E-House China Holdings Ltd., ADR (China)	770,406
269,364	Gafisa SA, ADR (Brazil)	2,973,779
97,367	HDFC Bank Ltd., ADR (India)	15,854,269
363,052	ICICI Bank Ltd., ADR (India)	17,313,950
		58,780,585

	Industrial - 1.0%
52,084	China Digital TV Holding Co. Ltd., ADR (China)(a)	318,233
114,983	Embraer SA, ADR (Brazil)	3,712,801
35,740	Guangshen Railway Co. Ltd., ADR (China)(a)	725,522
131,278	Suntech Power Holdings Co. Ltd., ADR (China)(a) (b)	1,065,978
115,028	Yingli Green Energy Holding Co. Ltd., ADR (China)(a) (b)	1,055,957
		6,878,491

	Technology - 4.7%
16,059	Camelot Information Systems, Inc., ADR (China)(b)	296,931
9,961	Changyou.com Ltd., ADR (China)(b)	411,389
36,741	Hanwha SolarOne Co. Ltd., ADR (China)(a) (b)	247,267
15,006	Hisoft Technology International Ltd., ADR (China)(a) (b)	234,244
314,501	Infosys Technologies Ltd., ADR (India)	19,420,437
50,797	Longtop Financial Technologies Ltd., ADR (China)(a) (b)( c)	–
40,366	O2micro International Ltd., ADR (Cayman Islands)(b)	285,388
38,323	Patni Computer Systems Ltd., ADR (India)(a)	596,689
72,462	Renesola Ltd., ADR (China)(a) (b)	537,668
507,745	Semiconductor Manufacturing International Corp., ADR (China)(b)	2,162,994
85,331	Shanda Games Ltd., ADR (China)(a) (b)	609,263
42,100	Spreadtrum Communications, Inc., ADR (China)(a) (b)	812,109
59,458	VanceInfo Technologies, Inc., ADR (China)(a) (b)	1,519,746
421,998	Wipro Ltd., ADR (India)(a)	5,836,232
		32,970,357

	Utilities - 1.4%
202,158	Centrais Eletricas Brasileiras SA, ADR (Brazil)(b)	2,917,140
53,760	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	3,308,390
20,307	CPFL Energia SA, ADR (Brazil)(a)	1,781,533
70,874	Huaneng Power International, Inc., ADR (China)(a)	1,660,578
		9,667,641

	Total Common Stocks - 63.0%
	(Cost $482,113,801)	440,589,780

	Preferred Stocks - 35.9%
	Basic Materials - 9.5%
105,915	Braskem SA, ADR (Brazil)(a)	3,397,753
716,774	Gerdau SA, ADR (Brazil)	7,906,017
342,797	Ultrapar Participacoes SA, ADR (Brazil)	6,146,350
1,670,652	Vale SA, ADR (Brazil)	48,950,104
		66,400,224

	Communications - 2.4%
90,671	Brasil Telecom SA, ADR (Brazil)	2,785,413
252,075	Tele Norte Leste Participacoes SA, ADR (Brazil)	4,504,580
63,296	Tim Participacoes SA, ADR (Brazil)(a)	3,097,073
153,529	VIVO Participacoes SA, ADR (Brazil)	6,927,229
		17,314,295

	Consumer, Cyclical - 0.5%
120,798	GOL Linhas Aereas Inteligentes SA, ADR (Brazil)(a)	1,571,582
84,506	TAM SA, ADR (Brazil)	1,864,202
		3,435,784

	Consumer, Non-cyclical - 4.6%
124,657	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)(a)	5,062,321
862,784	Cia de Bebidas das Americas, ADR (Brazil)	27,212,207
		32,274,528

	Energy - 7.8%
1,750,454	Petroleo Brasileiro SA, ADR (Brazil)	54,719,192

	Financial - 9.2%
1,486,539	Banco Bradesco SA, ADR (Brazil)	29,611,857
1,517,119	Itau Unibanco Holding SA, ADR (Brazil)	34,635,827
		64,247,684

	Utilities - 1.9%
213,906	Centrais Eletricas Brasileiras SA, ADR (Brazil)(b)	3,910,202
342,214	Cia Energetica de Minas Gerais, ADR (Brazil)	6,532,865
103,341	Cia Paranaense de Energia, ADR (Brazil)	2,743,704
		13,186,771

	Total Preferred Stocks - 35.9%
	(Cost $247,026,324)	251,578,478

	Exchange Traded Fund - 0.1%
9,500	Vanguard MSCI Emerging Markets ETF (United States)	$466,545
	(Cost $453,426)

	Total Long-Term Investments - 99.0%
	(Cost $729,593,551)	692,634,803

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 7.9%
54,958,690	BNY Mellon Securities Lending Overnight Fund, 0.157%(d) (e)	$ 54,958,690
	(Cost $54,958,690)

	Total Investments - 106.9%
	(Cost $784,552,241)	747,593,493
	Liabilities in excess of Other Assets - (6.9%)	(48,065,845)
	Net Assets - 100.0%	$ 699,527,648

ADR - American Depositary Receipt
OJSC - Open Joint Stock Company
SA - Corporation

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Non-income producing security.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such security is $0 which represents 0.0% of net assets.
(d)
At May 31, 2011, the total market value of the Fund's securities on loan was $53,588,972 and the total market value of the collateral held by the Fund was $55,124,916, consisting of cash collateral of $54,958,690 and U.S. Government and Agency securities valued at $166,226.

(e)	Interest rate shown reflects yield as of May 31, 2011.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Country Allocation*
Brazil	54.8%
China	31.6%
India	11.2%
Russia	2.3%
United States	0.1%
* Subject to change daily. Based on Long-Term Investments.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$800,696,606	$78,137,557	$(131,240,670)	$(53,103,113)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturity and quality. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011.

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks:
Basic Materials	$59,934	$-	$-		$59,934
Communications	105,211	-	-		105,211
Consumer, Cyclical	14,663	-	-		14,663
Consumer, Non-cyclical	26,278	-	-		26,278
Energy	126,207	-	-		126,207
Financial	58,781	-	-		58,781
Industrial	6,878	-	-		6,878
Technology	32,970	-	-	*	32,970
Utilities	9,668	-	-		9,668
Exchange Traded Fund	466	-	-		466
Preferred Stocks	251,578	-	-		251,578
Investments of Collateral for Securities Loaned	54,959	-	-		54,959
Total	$747,593	$-	$-		$747,593

*Market value is less than minimum figure disclosed.

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000)
Transfers from Level 1 to Level 3	-*

The transfer from Level 1 to Level 3 was the result of Longtop Financial Technologies Ltd. being halted on the principal exchange as a result of the company not issuing fourth quarter and fiscal year 2011 financial results.

The fair value estimate for Longtop Financial Technologies Ltd. was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees.  There were various factors considered in reaching a fair value determination including, but not limited to, the following: the type of security, and public information obtained from the issuer and primary stock exchange on which the issuer trades.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended May 31, 2011.

Level 3 Holdings	Securities
Beginning Balance at 8/31/10	$-
Net Realized Gain/Loss	-
Change in Unrealized Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-	*
Transfers Out	-
Ending Balance at 5/31/11	$-	*
*Market value is less than minimum figure disclosed.

DEF Guggenheim Defensive Equity ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 86.0%
	Communications - 7.1%
8,409	AT&T, Inc.	$ 265,388
7,079	BCE, Inc. (Canada)	284,859
31,362	Frontier Communications Corp.	277,554
5,744	Liberty Global, Inc., Class A(a) (b)	258,767
12,675	Shaw Communications, Inc. (Canada)	271,625
7,072	Verizon Communications, Inc.	261,169
20,636	Windstream Corp.	277,554
		1,896,916

	Consumer, Cyclical - 10.2%
3,987	Advance Auto Parts, Inc.	247,593
920	AutoZone, Inc.(b)	270,480
987	Chipotle Mexican Grill, Inc.(b)	285,312
5,365	Darden Restaurants, Inc.	271,737
8,073	Dollar General Corp.(b)	283,120
4,514	Dollar Tree, Inc.(b)	287,722
10,146	GameStop Corp., Class A(b)	283,885
7,266	Gildan Activewear, Inc. (Canada)	271,167
3,340	McDonald's Corp.	272,344
2,611	VF Corp.	260,239
		2,733,599

	Consumer, Non-cyclical - 26.2%
4,994	Abbott Laboratories	260,937
9,214	Bristol-Myers Squibb Co.	264,995
7,851	Campbell Soup Co.(a)	272,822
3,203	Church & Dwight Co., Inc.	269,372
3,826	Clorox Co.	269,656
10,470	ConAgra Foods, Inc.	266,252
2,467	CR Bard, Inc.	275,761
6,683	Dr Pepper Snapple Group, Inc.	275,340
6,873	ELI Lilly & Co.	264,473
8,703	Flowers Foods, Inc.	290,071
4,667	Hershey Co.	260,092
5,132	HJ Heinz Co.	281,849
9,096	Hormel Foods Corp.	266,786
8,271	Iron Mountain, Inc.	281,297
4,643	Kellogg Co.	264,605
3,927	Kimberly-Clark Corp.	268,214
7,863	Kraft Foods, Inc., Class A	274,969
10,802	Kroger Co.	268,106
2,450	Lorillard, Inc.	282,436
3,984	Procter & Gamble Co.	266,928
2,910	Ralcorp Holdings, Inc.(b)	255,905
9,114	Ritchie Bros Auctioneers, Inc. (Canada)	252,640
13,853	RR Donnelley & Sons Co.	295,623
10,815	Safeway, Inc.	267,131
13,615	Sara Lee Corp.	266,173
9,163	Sysco Corp.	295,140
		7,057,573

	Energy - 2.1%
8,734	Enerplus Corp. (Canada)(a)	283,331
11,133	Penn West Petroleum Ltd. (Canada)	288,567
		571,898

	Financial - 19.6%
3,930	ACE Ltd. (Switzerland)	270,463
14,631	Annaly Capital Management, Inc., REIT	265,260
7,794	Arch Capital Group Ltd. (Bermuda)(b)	262,892
7,627	Axis Capital Holdings Ltd. (Bermuda)	251,233
9,846	BB&T Corp.	271,159
66,623	Chimera Investment Corp., REIT	260,496
6,192	Commerce Bancshares, Inc.	264,894
4,338	Digital Realty Trust, Inc., REIT(a)	270,561
3,744	Erie Indemnity Co., Class A	266,648
2,924	Everest Re Group Ltd. (Bermuda)	260,148
6,886	HCP, Inc., REIT	261,255
32,406	MFA Financial, Inc., REIT	267,025
3,346	PartnerRe Ltd. (Bermuda)	250,415
7,382	Realty Income Corp., REIT	259,403
3,769	RenaissanceRe Holdings Ltd. (Bermuda)	271,217
10,969	Senior Housing Properties Trust, REIT	264,901
4,169	Travelers Cos., Inc.	258,811
8,139	Validus Holdings Ltd. (Bermuda)	262,320
11,877	Weyerhaeuser Co., REIT	255,831
6,516	Willis Group Holdings PLC (Ireland)	270,414
		5,265,346

	Industrial - 3.9%
7,639	FLIR Systems, Inc.	276,150
7,503	Garmin Ltd. (Switzerland)(a)	255,702
10,492	Progressive Waste Solutions Ltd. (Canada)	263,664
6,807	Waste Management, Inc.	264,656
		1,060,172

	Utilities - 16.9%
6,634	Alliant Energy Corp.	272,857
9,089	Ameren Corp.	270,034
8,991	American Water Works Co., Inc.	269,820
7,732	Atmos Energy Corp.	257,862
14,113	CenterPoint Energy, Inc.	272,804
13,238	CMS Energy Corp.	263,966
4,976	Consolidated Edison, Inc.	264,027
5,165	DTE Energy Co.	266,617
6,365	FirstEnergy Corp.	284,006
13,428	NiSource, Inc.	272,588
17,146	NV Energy, Inc.	270,392
5,717	PG&E Corp.	248,004
6,402	SCANA Corp.	260,369
4,820	Sempra Energy	265,919
6,683	Southern Co.	267,855
8,189	UGI Corp.	268,436
10,824	Xcel Energy, Inc.	267,786
		4,543,342

	Total Common Stocks - 86.0%
	(Cost $20,737,782)	23,128,846

	Exchange Traded Fund - 0.3%
1,025	iShares S&P 500 Value Index Fund	$65,292
	(Cost $65,159)

	Master Limited Partnerships - 13.6%
	Consumer, Cyclical - 1.0%
6,906	Inergy, LP	256,144

	Energy - 12.6%
3,635	Alliance Resource Partners, LP(a)	264,955
8,726	Boardwalk Pipeline Partners, LP	253,927
4,197	Buckeye Partners, LP, Class B	266,300
7,478	El Paso Pipeline Partners, LP	257,019
8,277	Enbridge Energy Partners, LP	254,187
6,300	Energy Transfer Equity, LP	265,482
5,268	Energy Transfer Partners, LP	250,283
3,598	Kinder Morgan Energy Partners, LP(a)	268,267
4,575	Magellan Midstream Partners, LP	270,199
4,103	NuStar Energy, LP	260,335
3,172	ONEOK Partners, LP(a)	264,354
7,966	Spectra Energy Partners, LP	254,912
5,082	Williams Partners, LP(a)	268,939
		3,399,159

	Total Master Limited Partnerships - 13.6%
	(Cost $3,236,670)	3,655,303

	Total Long-Term Investments - 99.9%
	(Cost $24,039,611)	26,849,441

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 5.0%
1,362,990	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 1,362,990
	(Cost $1,362,990)

	Total Investments - 104.9%
	(Cost $25,402,601)	28,212,431
	Liabilities in excess of Other Assets - (4.9%)	(1,328,270)
	Net Assets - 100.0%	$ 26,884,161

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P - Standard & Poor's

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Non-income producing security.
(c)
At May 31, 2011, the total market value of the Fund's securities on loan was $1,568,619 and the total market value of the collateral held by the Fund was $1,601,943, consisting of cash collateral of $1,362,990 and U.S. Government and Agency securities valued at $238,953.

(d)	Interest rate shown reflects yield as of May 31, 2011.

	Securities are classified by sectors that represent broad groupings of related industries.

	Country Allocation*
	United States	84.1%
	Canada	7.1%
	Bermuda	5.8%
	Switzerland	2.0%
	Ireland	1.0%

	* Subject to change daily. Based on long-term investments.

	See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$25,397,749	$2,922,742	$(108,060)	$2,814,682

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$23,129	$-	$-	$23,129
Exchange Traded Fund	65	-	-	65
Master Limited Partnerships	3,655	-	-	3,655
Investments of Collateral for Securities Loaned	1,363	-	-	1,363
Total	$28,212	$-	$-	$28,212

There were no transfers between levels.

NFO Guggenheim Insider Sentiment ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 98.0%
	Basic Materials - 6.9%
11,815	CF Industries Holdings, Inc.	$ 1,816,911
15,753	Cliffs Natural Resources, Inc.	1,428,797
15,633	Eastman Chemical Co.	1,654,753
87,693	Huntsman Corp.	1,661,782
109,114	Mercer International, Inc.(a)	1,498,135
20,949	Stepan Co.	1,406,307
30,371	Westlake Chemical Corp.	1,703,813
		11,170,498

	Communications - 9.1%
64,274	CBS Corp., Class B	1,796,458
64,382	DISH Network Corp., Class A(a)	1,949,487
44,150	Meredith Corp.(b)	1,395,582
36,625	Motorola Solutions, Inc.(a)	1,753,239
21,460	Time Warner Cable, Inc.	1,657,141
41,811	Time Warner, Inc.	1,523,175
103,026	ValueClick, Inc.(a)	1,859,619
35,259	Walt Disney Co.	1,467,832
3,575	Washington Post Co., Class B(b)	1,467,859
		14,870,392

	Consumer, Cyclical - 18.8%
26,561	Abercrombie & Fitch Co., Class A	2,012,527
113,593	American Axle & Manufacturing Holdings, Inc.(a)	1,313,135
27,310	Coach, Inc.	1,738,555
45,663	CVS Caremark Corp.	1,766,702
37,123	Dillard's, Inc., Class A	2,085,941
48,792	Fastenal Co.	1,618,919
18,309	Fossil, Inc.(a)	1,937,825
71,548	Gap, Inc.	1,388,031
43,201	JC Penney Co., Inc.	1,530,611
29,226	Lear Corp.	1,485,265
102,299	Lithia Motors, Inc.	1,831,152
62,969	Red Robin Gourmet Burgers, Inc.(a)	2,310,962
123,641	Saks, Inc.(a)	1,398,380
119,005	Sally Beauty Holdings, Inc.(a)	1,994,524
28,090	Tractor Supply Co.	1,774,164
26,168	TRW Automotive Holdings Corp.(a)	1,488,174
15,754	VF Corp.	1,570,201
25,581	WESCO International, Inc.(a)	1,422,304
		30,667,372

	Consumer, Non-cyclical - 16.0%
40,043	Alere, Inc.(a)	1,601,720
41,166	Archer-Daniels-Midland Co.	1,334,190
83,464	Bridgepoint Education, Inc.(a) (b)	1,960,570
32,300	Corn Products International, Inc.	1,832,379
28,458	DeVry, Inc.	1,532,463
40,536	Dr Pepper Snapple Group, Inc.	1,670,083
40,814	Healthspring, Inc.(a)	1,789,694
39,127	Hill-Rom Holdings, Inc.	1,785,756
55,294	Hormel Foods Corp.	1,621,773
24,110	Humana, Inc.	1,941,578
19,379	Lorillard, Inc.	2,234,011
23,761	Ralcorp Holdings, Inc.(a)	2,089,542
81,027	Tyson Foods, Inc., Class A	1,541,134
30,772	VistaPrint NV (Netherlands)(a)	1,513,367
26,143	Whole Foods Market, Inc.	1,598,906
		26,047,166

	Energy - 8.5%
34,208	Cabot Oil & Gas Corp.	2,009,720
14,555	Concho Resources, Inc.(a)	1,377,049
10,641	First Solar, Inc.(a) (b)	1,322,144
145,487	International Coal Group, Inc.(a)	2,113,926
97,896	Key Energy Services, Inc.(a)	1,730,801
23,466	Oneok, Inc.	1,668,198
65,516	Tesoro Corp.(a)	1,598,591
75,369	W&T Offshore, Inc.	1,952,057
		13,772,486

	Financial - 12.8%
24,009	Allied World Assurance Co. Holdings Ltd. (Switzerland)	1,455,426
205,708	Boston Private Financial Holdings, Inc.	1,357,673
25,510	Chubb Corp.	1,673,201
5,017	CME Group, Inc.	1,433,658
60,066	Community Bank System, Inc.	1,506,455
17,312	Everest RE Group Ltd. (Bermuda)	1,540,249
133,386	Fulton Financial Corp.	1,485,920
48,964	Lincoln National Corp.	1,437,093
32,890	MetLife, Inc.	1,450,449
479,012	Popular, Inc. (Puerto Rico)(a)	1,389,135
23,911	ProAssurance Corp.(a)	1,681,182
25,234	Reinsurance Group of America, Inc.	1,603,116
111,839	Symetra Financial Corp.	1,500,879
65,152	Weyerhaeuser Co., REIT	1,403,374
		20,917,810

	Industrial - 9.7%
42,326	Brady Corp., Class A	1,458,977
42,170	EnerSys(a)	1,509,686
47,113	FLIR Systems, Inc.	1,703,135
19,896	General Dynamics Corp.	1,476,681
27,910	Itron, Inc.(a)	1,430,387
39,843	Kennametal, Inc.	1,662,648
19,001	L-3 Communications Holdings, Inc.	1,551,432
33,632	Rogers Corp.(a)	1,578,350
96,899	SunPower Corp., Class A(a) (b)	2,040,693
84,271	TTM Technologies, Inc.(a)	1,395,528
		15,807,517

	Technology - 10.1%
25,508	CACI International, Inc., Class A(a)	1,628,176
155,909	Cadence Design Systems, Inc.(a)	1,666,667
31,740	Computer Sciences Corp.	1,266,109
98,023	Dell, Inc.(a)	1,576,210
35,918	Hewlett-Packard Co.	1,342,615
45,716	International Rectifier Corp.(a)	1,315,707
243,723	LSI Corp.(a)	1,825,485
114,960	Micrel, Inc.	1,353,079
127,683	MIPS Technologies, Inc.(a)	1,011,249
572,654	Quantum Corp.(a)	1,758,048
82,072	SYKES Enterprises, Inc.(a)	1,775,217
		16,518,562

	Utilities - 6.1%
57,222	DPL, Inc.	1,726,388
52,687	El Paso Electric Co.	1,640,673
77,480	Great Plains Energy, Inc.	1,640,252
78,845	NiSource, Inc.	1,600,553
50,740	NorthWestern Corp.	1,677,972
30,806	OGE Energy Corp.	1,573,262
		9,859,100

	Total Common Stocks - 98.0%
	(Cost $136,184,970)	159,630,903

	Master Limited Partnerships - 1.9%
	Diversified - 0.9%
97,210	Compass Diversified Holdings	1,517,448

	Financial - 1.0%
156,551	KKR Financial Holdings, LLC(b)	1,570,207

	Total Master Limited Partnerships - 1.9%
	(Cost $2,907,407)	3,087,655

	Total Long-Term Investments - 99.9%
	(Cost $139,092,377)	162,718,558

	Investments of Collateral for Securities Loaned - 4.7%
7,647,399	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 7,647,399
	(Cost $7,647,399)

	Total Investments - 104.6%
	(Cost $146,739,776)	170,365,957
	Liabilities in excess of Other Assets - (4.6%)	(7,450,411)
	Net Assets - 100.0%	$ 162,915,546

LLC - Limited Liability Company
NV - Publicly Traded Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $7,468,909 and the total market value of the collateral held by the Fund was $7,647,399.
(d)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2011.

	Summary of Investments by Sector Classification
	Sector*
	United States	96.4%
	Bermuda	0.9%
	Netherlands	0.9%
	Switzerland	0.9%
	Puerto Rico	0.9%

	*As a percentage of long-term investments. Subject to change daily.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$146,741,658	$26,468,810	$(2,844,511)	$23,624,299

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$159,631	$-	$-	$159,631
Master Limited Partnerships	3,088	-	-	3,088
Investments of Collateral for Securities Loaned	7,647	-	-	7,647
Total	$170,366	$-	$-	$170,366

There were no transfers between levels.

XGC Guggenheim International Small Cap LDRs ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Common Stocks - 81.4%
	Argentina - 7.8%
4,452	Banco Macro SA, ADR	$144,512
4,685	BBVA Banco Frances SA, ADR	41,743
4,066	Cresud SACIF y A, ADR	70,952
10,897	Grupo Financiero Galicia SA, ADR	126,623
3,344	IRSA Inversiones y Representaciones SA, ADR	43,438
5,787	Pampa Energia SA, ADR	84,548
4,056	Petrobras Argentina SA, ADR	84,649
10,267	Telecom Argentina SA, ADR	247,435
		843,900

	Australia - 0.3%
10,070	Samson Oil & Gas Ltd., ADR(a)	27,692

	Brazil - 6.0%
6,720	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	413,549
2,738	CPFL Energia SA, ADR(b)	240,205
		653,754

	British Virgin Islands - 0.8%
1,707	Camelot Information Systems, Inc., ADR(a)	31,563
8,065	Renesola Ltd., ADR(a) (b)	59,842
		91,405

	Cayman Islands - 30.0%
2,269	3sbio, Inc., ADR(a)	42,090
1,233	51job, Inc., ADR(a)	70,417
2,404	7 Days Group Holdings Ltd., ADR(a)	47,864
1,143	Changyou.com Ltd., ADR(a)	47,206
5,977	China Digital TV Holding Co. Ltd., ADR	36,520
3,037	China Medical Technologies, Inc., ADR(a) (b)	30,340
3,200	China Ming Yang Wind Power Group Ltd., ADR(a) (b)	23,872
4,050	CNinsure, Inc., ADR(a) (b)	64,233
2,185	E-Commerce China Dangdang, Inc., ADR(a)	42,804
6,754	E-House China Holdings Ltd., ADR	70,917
12,011	Focus Media Holding Ltd., ADR(a)	375,344
13,611	Giant Interactive Group, Inc., ADR	110,521
4,202	Hanwha Solarone Co. Ltd., ADR(a) (b)	28,279
1,590	Hisoft Technology Int-ADR, ADR(a)	24,820
2,992	Home Inns & Hotels Management, Inc., ADR(a)	122,283
16,098	JA Solar Holdings Co. Ltd., ADR(a) (b)	97,071
1,610	JinkoSolar Holding Co. Ltd., ADR(a) (b)	41,892
9,372	LDK Solar Co. Ltd., ADR(a) (b)	71,134
4,570	Longtop Financial Technologies Ltd., ADR(a) (b) (e)	–
22,517	Melco Crown Entertainment Ltd., ADR(a) (b)	252,641
4,632	O2micro International Ltd., ADR(a)	32,748
4,837	Perfect World Co. Ltd., ADR(a)	114,395
45,838	Semiconductor Manufacturing International Corp., ADR(a)	195,270
10,096	Shanda Games Ltd., ADR(a)	72,085
3,674	Shanda Interactive Entertainment Ltd., ADR(a) (b)	159,378
3,741	Silicon Motion Technol-ADR, ADR(a)	45,640
3,154	Simcere Pharmaceutical Group, ADR(a)	37,533
4,824	Spreadtrum Communications, Inc., ADR(a) (b)	93,055
15,909	Suntech Power Holdings Co. Ltd., ADR(a) (b)	129,181
9,068	Trina Solar Ltd., ADR(a) (b)	208,111
5,284	VanceInfo Technologies, Inc., ADR(a) (b)	135,059
8,766	Visionchina Media, Inc., ADR(a) (b)	33,398
7,433	WuXi PharmaTech Cayman, Inc., ADR(a)	135,652
13,391	Yingli Green Energy Holding Co. Ltd., ADR(a) (b)	122,929
3,516	Youku.Com, Inc.-Spon, ADR(a) (b)	148,621
		3,263,303

	Chile - 3.3%
2,753	Cia Cervecerias Unidas SA, ADR	160,225
7,972	Corpbanca, ADR(b)	201,691
		361,916

	China - 6.5%
5,239	China Eastern Airlines Corp. Ltd., ADR(a) (b)	116,725
4,484	China Southern Airlines Co. Ltd., ADR(a) (b)	116,449
2,193	City Telecom HK Ltd., ADR	31,448
3,664	Guangshen Railway Co. Ltd., ADR(b)	74,379
9,716	Huaneng Power International, Inc., ADR(b)	227,646
2,961	Sinopec Shanghai Petrochemical Co. Ltd., ADR(a) (b)	139,552
		706,199

	Germany - 0.7%
4,349	Elster Group SE, ADR(a)	71,889

	India - 1.0%
4,542	Patni Computer Systems Ltd., ADR(b)	70,719
4,378	Tata Communications Ltd., ADR(b)	42,204
		112,923

	Ireland - 3.5%
11,756	Allied Irish Banks PLC, ADR(a) (b)	33,269
107,474	Governor & Co. of the Bank of Ireland, ADR(a) (b)	175,183
6,895	ICON PLC, ADR(a)	176,443
		384,895

	Israel - 4.2%
8,001	Nice Systems Ltd., ADR(a)	284,836
10,391	Partner Communications Co. Ltd., ADR	175,504
		460,340

	Japan - 2.0%
3,579	Wacoal Holdings Corp., ADR	216,136

	Luxembourg - 1.1%
3,888	Ternium SA, ADR(b)	120,917

	Mexico - 9.0%
3,443	Coca-Cola Femsa SAB de CV, ADR	299,231
4,311	Desarrolladora Homex SAB de CV, ADR(a)	103,593
18,957	Empresas ICA SAB de CV, ADR(a)	186,347
6,061	Grupo Aeroportuario del Pacifico SAB de CV, ADR	247,471
2,289	Grupo Aeroportuario del Sureste SAB de CV, ADR	137,592
		974,234

	Netherlands - 3.4%
5,361	ASM International NV	226,181
3,319	CNH Global NV(a)	140,460
		366,641

	Russia - 1.8%
7,407	Mechel, ADR	196,285

	Total Common Stocks - 81.4%
	(Cost $8,702,030)	8,852,429

	Preferred Stocks - 18.1%
	Brazil - 16.2%
11,092	Brasil Telecom SA, ADR	340,746
10,366	Braskem SA, ADR(b)	332,541
12,744	Cia Paranaense de Energia, ADR	338,353
11,545	GOL Linhas Aereas Inteligentes SA, ADR	150,200
9,810	TAM SA, ADR(b)	216,409
7,864	Tim Participacoes SA, ADR	384,786
		1,763,035

	Chile - 0.9%
3,332	Embotelladora Andina SA, Class B, ADR(b)	94,962

	Russia - 1.0%
11,993	Mechel, ADR	108,537

	Total Preferred Stocks - 18.1%
	(Cost $1,585,644)	1,966,534

	Total Long-Term Investments - 99.5%
	(Cost $10,287,674)	10,818,963

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 23.7%
2,582,830	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 2,582,830
	(Cost $2,582,830)

	Total Investments - 123.2%
	(Cost $12,870,504)	13,401,793
	Liabilities in excess of Other Assets - (23.2%)	(2,527,740)
	Net Assets - 100.0%	$ 10,874,053

ADR - American Depositary Receipt
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAB de CV - Publicly Traded Company

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $2,490,349 and the total market value of the collateral held by the Fund was $2,582,830.
(d)	Interest rate shown reflects yield as of May 31, 2011.
(e)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $0 which represents 0.0% of net assets applicable to common shares.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Summary of Investments by Sector Classification*
Communications	23.0%
Utilities	12.1%
Industrial	11.8%
Consumer, Cyclical	11.5%
Consumer, Non-cyclical	10.3%
Technology	9.8%
Financials	8.3%
Basic Materials	8.3%
Energy	4.9%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groupings of related industries.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$12,899,466	$1,318,017	$(815,690)	$502,327

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
May 31, 2011.

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets
Common Stocks:
Basic Materials	$457	$–	$–		$457
Communications	1,766	–	–		1,766
Consumer, Cyclical	872	–	–		872
Consumer, Non-cyclical	1,023	–	–		1,023
Energy	530	–	–		530
Financial	2,176	–	–		2,176
Technology	1,062	–	–	†	1,062
Utilities	966	–	–		966
Preferred Stocks	1,967	–	–		1,967
Investments of Collateral for Securities Loaned	2,583	–	–		2,583
Total	$13,402	$–	$–		$13,402

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 3 to Level 1	$ –
Transfers from Level 1 to Level 3	–	†

† Market value is less than minimum figure disclosed.

The transfer from Level 1 to Level 3 was the result of Longtop Financial Technologies Ltd. being halted on the principal exchange as a result of the company not issuing fourth quarter and fiscal year 2011 financial results.

The fair value estimate for Longtop Financial Technologies Ltd. was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees.  There were various factors considered in reaching a fair value determination including , but not limited to, the following:  the type of security, and public information obtained from the issuer and primary stock exchange on which the issuer trades.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the period ended May 31, 2011.

Level 3 Holdings	Securities
Beginning Balance at 8/31/10	$ –
Net Realized Gain/Loss	–
Change in Unrealized Gain/Loss	–
Purchases	–
Sales	–
Transfers In	–	†
Transfers Out	–
Ending Balance at 5/31/11	$ –	†

† Market value is less than minimum figure disclosed.

CZA Guggenheim Mid-Cap Core ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 88.0%
	Basic Materials - 6.0%
3,008	Albemarle Corp.	$ 213,087
5,198	Celanese Corp., Series A	270,764
2,416	FMC Corp.	203,789
2,716	International Flavors & Fragrances, Inc.	173,987
5,658	MeadWestvaco Corp.	192,485
4,374	RPM International, Inc.	102,789
		1,156,901

	Communications - 4.7%
6,714	Amdocs Ltd. (Channel Islands)(a)	204,374
15,254	DISH Network Corp., Class A(a)	461,891
4,679	Scripps Networks Interactive, Inc., Class A	235,962
		902,227

	Consumer, Cyclical - 5.3%
5,405	Ingram Micro, Inc., Class A(a)	102,749
3,195	Oshkosh Corp.(a)	88,501
3,228	Polo Ralph Lauren Corp.	409,214
5,908	Tim Hortons, Inc. (Canada)	275,076
2,254	WABCO Holdings, Inc.(a)	154,512
		1,030,052

	Consumer, Non-cyclical - 24.5%
9,385	AmerisourceBergen Corp.	386,850
3,646	Avery Dennison Corp.	154,372
955	Bio-Rad Laboratories, Inc., Class A(a)	118,831
7,481	CareFusion Corp.(a)	216,799
9,015	CIGNA Corp.	449,758
14,889	ConAgra Foods, Inc.	378,627
5,023	Coventry Health Care, Inc.(a)	176,709
2,364	DeVry, Inc.	127,301
5,186	Fortune Brands, Inc.	335,690
2,684	Global Payments, Inc.	139,461
2,166	Hill-Rom Holdings, Inc.	98,856
4,154	JM Smucker Co.	329,329
2,754	Manpower, Inc.	168,352
3,017	Perrigo Co.	258,135
5,613	Quest Diagnostics, Inc.	327,911
21,745	Sara Lee Corp.	425,115
1,285	Techne Corp.	104,727
2,562	Towers Watson & Co., Class A	162,559
3,191	Universal Health Services, Inc., Class B	173,878
4,922	Verisk Analytics, Inc., Class A(a)	167,594
		4,700,854

	Energy - 0.8%
2,458	Energen Corp.	153,060

	Financial - 9.0%
1,748	Affiliated Managers Group, Inc.(a)	184,816
3,610	American Financial Group, Inc.	128,371
3,759	Arthur J. Gallagher & Co.	107,921
11,187	CapitalSource, Inc.	72,380
9,081	CNA Financial Corp.	277,334
3,976	HCC Insurance Holdings, Inc.	131,566
3,837	Investors Bancorp, Inc.(a)	57,440
1,501	Jones Lang LaSalle, Inc.	145,822
2,895	Mack-Cali Realty Corp., REIT	102,367
35,734	Popular, Inc. (Puerto Rico)(a)	103,629
17,628	SLM Corp.	300,381
2,895	Waddell & Reed Financial, Inc., Class A	111,747
		1,723,774

	Industrial - 22.6%
6,087	Amphenol Corp., Class A	329,063
2,280	Aptargroup, Inc.	121,752
3,922	Arrow Electronics, Inc.(a)	175,039
5,782	Ball Corp.	228,447
2,058	Carlisle Cos., Inc.	100,019
5,690	Cooper Industries PLC (Ireland)	357,616
2,008	Crane Co.	98,774
1,611	EnerSys(a)	57,674
1,059	Esterline Technologies Corp.(a)	80,082
1,881	Flowserve Corp.	228,034
4,263	Goodrich Corp.	372,117
11,349	Graphic Packaging Holding Co.(a)	62,193
6,207	ITT Corp.	357,647
5,157	KBR, Inc.	192,459
1,411	Lincoln Electric Holdings, Inc.	105,331
7,943	McDermott International, Inc. (Panama)(a)	168,550
3,883	Pall Corp.	217,836
5,269	Rockwell Collins, Inc.	322,094
1,976	Snap-On, Inc.	119,192
3,404	Sonoco Products Co.	120,570
1,565	Textainer Group Holdings Ltd. (Bermuda)	50,503
1,728	Thomas & Betts Corp.(a)	94,608
3,284	Timken Co.	169,520
2,803	URS Corp.(a)	123,500
1,884	Zebra Technologies Corp., Class A(a)	83,744
		4,336,364

	Technology - 8.5%
6,951	Check Point Software Technologies Ltd. (Israel)(a)	381,749
10,303	Fidelity National Information Services, Inc.	331,550
4,941	Fiserv, Inc.(a)	318,793
1,922	SRA International, Inc., Class A(a)	59,486
5,159	Synopsys, Inc.(a)	141,047
1,456	Syntel, Inc.	78,435
5,806	Teradata Corp.(a)	323,917
		1,634,977

	Utilities - 6.6%
26,432	AES Corp.(a)	342,559
3,827	Alliant Energy Corp.	157,404
5,999	American Water Works Co., Inc.	180,030
6,400	MDU Resources Group, Inc.	151,232
7,977	NV Energy, Inc.	125,797
3,298	OGE Energy Corp.	168,429
7,233	TECO Energy, Inc.	138,874
		1,264,325

	Total Common Stocks - 88.0%
	(Cost $15,469,548)	16,902,534

	Exchange Traded Fund - 0.2%
343	iShares Russell Midcap Index Fund	38,323
	(Cost $38,124)

	Master Limited Partnerships - 11.8%
	Energy - 8.2%
2,272	Alliance Holdings GP, LP	106,761
1,284	Alliance Resource Partners, LP(b)	93,591
2,395	Chesapeake Midstream Partners, LP	62,845
6,465	El Paso Pipeline Partners, LP	222,202
3,845	Magellan Midstream Partners, LP	227,086
3,727	Natural Resource Partners, LP	120,345
3,515	ONEOK Partners, LP(b)	292,940
4,832	Plains All American Pipeline, LP	300,743
1,606	TC PipeLines, LP	74,133
1,871	Western Gas Partners, LP	65,373
		1,566,019

	Financial - 3.6%
12,359	Blackstone Group, LP	213,069
7,946	KKR & Co., LP(b)	136,592
4,003	Lazard Ltd., Class A (Bermuda)	155,917
12,769	Och-Ziff Capital Management Group, LLC	189,109
		694,687

	Total Master Limited Partnerships - 11.8%
	(Cost $2,175,981)	2,260,706

	Total Long-Term Investments - 100.0%
	(Cost $17,683,653)	19,201,563
Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 1.8%
352,691	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	352,691
	(Cost $352,691)

	Total Investments - 101.8%
	(Cost $18,036,344)	19,554,254
	Liabilities in excess of Other Assets - (1.8%)	(344,964)
	Net Assets - 100.0%	$ 19,209,290

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $345,601 and the total market value of the collateral held by the Fund was $352,691.
(d)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Country Allocation*
United States	91.1%
Israel	2.0%
Ireland	1.9%
Canada	1.4%
Bermuda	1.1%
Channel Islands	1.1%
Panama	0.9%
Puerto Rico	0.5%

* Subject to change daily. Based on long-term investments.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$18,033,798	$1,694,764	$(174,308)	$1,520,456

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$16,902	$-	$-	$16,902
Exchange Traded Fund	38			38
Master Limited Partnerships	2,261	-	-	2,261
Investments of Collateral for Securities Loaned	353			353
Total	$19,554	$-	$-	$19,554

There were no transfers between levels.

CVY Guggenheim Multi-Asset Income ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.5%
	Convertible Preferred Stock - 1.0%
	Financial - 1.0%
4,828	Wells Fargo & Co., Series L, 7.50%(a)	$ 5,238,380
	(Cost $4,779,135)

	Common Stocks - 74.3%
	Basic Materials - 2.7%
72,404	A. Schulman, Inc.	$1,845,578
88,119	EI du Pont de Nemours & Co.	4,696,743
109,826	MeadWestvaco Corp.	3,736,280
140,330	RPM International, Inc.	3,297,755
		13,576,356

	Communications - 6.8%
86,837	BCE, Inc. (Canada)	3,494,321
52,635	Cellcom Israel Ltd. (Israel)(b)	1,596,946
103,820	Chunghwa Telecom Co. Ltd., ADR (Taiwan)	3,394,914
195,833	EarthLink, Inc.	1,546,101
560,269	Nokia OYJ, ADR (Finland)(b)	3,933,088
45,004	Portugal Telecom SGPS SA, ADR (Portugal)(b)	493,244
91,314	Rogers Communications, Inc., Class B (Canada)	3,491,847
49,328	Telecom Argentina SA, ADR (Argentina)(b)	1,188,805
189,093	Telefonica SA, ADR (Spain)	4,600,633
210,826	Telefonos de Mexico SAB de CV, ADR (Mexico)(b)	3,765,352
33,888	TELUS Corp. (Canada)	1,773,698
130,963	Verizon Communications, Inc.	4,836,464
		34,115,413

	Consumer, Cyclical - 3.4%
160,529	Cinemark Holdings, Inc.	3,491,506
192,941	Mattel, Inc.	5,092,678
63,889	McDonald's Corp.	5,209,509
33,693	VF Corp.	3,358,181
		17,151,874

	Consumer, Non-cyclical - 21.8%
190,584	Altria Group, Inc.	5,347,787
98,336	AstraZeneca PLC, ADR (United Kingdom)(b)	5,152,806
96,702	Automatic Data Processing, Inc.	5,329,247
71,356	Clorox Co.	5,029,171
75,644	Coca-Cola Co.	5,053,776
61,579	Colgate-Palmolive Co.	5,390,010
139,181	ConAgra Foods, Inc.	3,539,373
63,080	Deluxe Corp.	1,623,679
139,904	ELI Lilly & Co.	5,383,506
130,187	General Mills, Inc.	5,177,537
125,230	GlaxoSmithKline PLC, ADR (United Kingdom)	5,442,496
90,699	Healthcare Services Group, Inc.	1,547,325
74,101	Hillenbrand, Inc.	1,685,798
123,977	Iron Mountain, Inc.	4,216,458
90,274	Kellogg Co.	5,144,715
73,371	Kimberly-Clark Corp.	5,011,239
109,863	Lincare Holdings, Inc.	3,331,046
62,982	Lorillard, Inc.	7,260,565
148,453	Merck & Co., Inc.	5,455,648
74,721	Meridian Bioscience, Inc.	1,782,843
251,305	Pfizer, Inc.	5,390,492
77,018	Philip Morris International, Inc.	5,526,042
93,922	Reynolds American, Inc.	3,736,217
162,799	Unilever PLC, ADR (United Kingdom)(b)	5,305,619
38,539	Universal Corp.	1,625,190
		109,488,585

	Energy - 8.3%
60,629	Chevron Corp.	6,360,588
80,779	ConocoPhillips	5,914,638
35,003	Enbridge, Inc. (Canada)	2,355,352
49,921	Oneok, Inc.	3,548,884
626,456	Provident Energy Ltd. (Canada)(b)	5,763,395
66,921	Royal Dutch Shell PLC, ADR (United Kingdom)	4,780,167
142,399	Spectra Energy Corp.	3,928,788
78,877	Total SA, ADR (France)(b)	4,542,527
99,267	TransCanada Corp. (Canada)	4,450,140
		41,644,479

	Financial - 14.7%
164,181	American Capital Agency Corp., REIT	4,986,177
269,666	Annaly Capital Management, Inc., REIT	4,889,044
68,351	Bank of Hawaii Corp.	3,239,837
42,750	BBVA Banco Frances SA, ADR (Argentina)	380,902
168,589	BGC Partners, Inc.	1,400,975
64,058	Community Bank System, Inc.	1,606,575
31,425	Entertainment Properties Trust, REIT	1,526,626
232,737	Fidelity National Financial, Inc., Class A	3,719,137
110,959	Fifth Street Finance Corp.(b)	1,368,124
222,611	First Niagara Financial Group, Inc.	3,161,076
108,829	Hatteras Financial Corp., REIT	3,178,895
127,239	HCP, Inc., REIT	4,827,448
92,591	Health Care REIT, Inc., REIT	4,924,915
105,397	Hospitality Properties Trust, REIT	2,601,198
99,480	Invesco Mortgage Capital, Inc., REIT	2,265,160
118,810	Liberty Property Trust, REIT	4,284,289
36,609	M&T Bank Corp.	3,232,575
105,893	Marsh & McLennan Cos., Inc.	3,247,738
100,902	Medical Properties Trust, Inc., REIT	1,247,149
375,170	MFA Financial, Inc., REIT	3,091,401
122,736	National Retail Properties, Inc., REIT	3,164,134
91,171	OMEGA Healthcare Investors, Inc., REIT	1,941,031
108,826	Provident Financial Services, Inc.	1,555,123
172,865	Senior Housing Properties Trust, REIT	4,174,690
55,025	Unitrin, Inc.	1,641,396
51,005	Washington Real Estate Investment Trust, REIT	1,761,203
		73,416,818

	Industrial - 5.0%
98,881	Garmin Ltd. (Switzerland)(b)	3,369,865
20,492	Grupo Aeroportuario del Pacifico SAB de CV, ADR (Mexico)	836,688
61,081	Lockheed Martin Corp.	4,758,210
70,013	Molex, Inc.	1,599,097
79,931	Northrop Grumman Corp.	5,218,695
94,417	Raytheon Co.	4,756,728
77,524	Ship Finance International Ltd. (Bermuda)(b)	1,498,539
44,669	Sonoco Products Co.	1,582,176
46,207	TAL International Group, Inc.	1,558,562
		25,178,560

	Technology - 2.3%
225,203	Intel Corp.	5,069,320
87,331	Microchip Technology, Inc.(b)	3,452,194
422,228	Siliconware Precision Industries Co., ADR (Taiwan)	2,812,039
		11,333,553

	Utilities - 9.3%
90,091	American Electric Power Co., Inc.	3,441,476
49,821	Cleco Corp.	1,748,219
167,363	CMS Energy Corp.	3,337,218
103,748	Constellation Energy Group, Inc.	3,857,351
22,518	CPFL Energia SA, ADR (Brazil)(b)	1,975,504
45,273	Entergy Corp.	3,085,355
75,067	MDU Resources Group, Inc.	1,773,833
87,166	NextEra Energy, Inc.	5,051,270
34,293	Northwest Natural Gas Co.	1,549,015
219,429	NV Energy, Inc.	3,460,395
67,016	OGE Energy Corp.	3,422,507
190,134	PPL Corp.	5,359,877
101,080	UGI Corp.	3,313,402
44,204	Unisource Energy Corp.	1,674,890
108,899	Wisconsin Energy Corp.	3,405,272
		46,455,584

	Total Common Stocks - 74.3%
	(Cost $339,298,074)	372,361,222

	Preferred Stocks - 4.3%
	Financial - 4.3%
177,003	Bank of America Corp., Series H, 8.20%(b)	4,633,939
129,028	Bank of America Corp., Series 8, 8.63%	3,407,629
100,795	Deutsche Bank Contingent Capital Trust III, 7.60%	2,626,718
196,985	HSBC Holdings PLC, Series 2, 8.00% (United Kingdom)	5,367,841
113,104	ING Groep NV, 8.50% (Netherlands)(b)	2,910,166
90,425	Wells Fargo & Co., Series J, 8.00%(b)	2,607,857
	(Cost $20,863,393)	21,554,150

	Income Trusts - 1.8%
	Basic Materials - 0.9%
141,944	Mesabi Trust(b)	4,623,116

	Energy - 0.9%
271,093	Whiting USA Trust I(b)	4,557,073

	Total Income Trusts - 1.8%
	(Cost $10,059,694)	9,180,189

	Closed End Funds - 9.6%
323,773	AllianceBernstein Global High Income Fund, Inc.	$4,963,440
128,512	BlackRock California Municipal Income Trust	1,720,776
181,651	BlackRock Corporate High Yield Fund V, Inc.	2,241,573
253,160	BlackRock Corporate High Yield Fund VI, Inc.	3,048,046
95,557	BlackRock Municipal Income Trust II(b)	1,314,864
205,217	BlackRock MuniYield Fund, Inc.(b)	2,780,690
150,620	DWS Municipal Income Trust	1,798,403
319,521	Eaton Vance Limited Duration Income Fund	5,284,877
105,236	Franklin Templeton Limited Duration Income Trust(b)	1,488,037
213,963	MFS Charter Income Trust(b)	2,017,671
243,931	MFS Multimarket Income Trust	1,680,685
68,754	Nuveen California Select Quality Municipal Fund, Inc.	941,930
101,277	Nuveen Dividend Advantage Municipal Fund 2	1,362,176
141,058	Nuveen Dividend Advantage Municipal Fund 3	1,912,747
58,110	Nuveen Mortgage Opportunity Term Fund(b)	1,441,128
163,459	Nuveen Premium Income Municipal Fund 4, Inc.	1,966,412
442,196	Nuveen Quality Preferred Income Fund II	3,829,417
105,839	PIMCO Income Opportunity Fund	3,092,616
249,214	Wells Fargo Advantage Global Dividend Opportunity Fund(b)	2,584,349
158,140	Wells Fargo Advantage Multi-Sector Income Fund(b)	2,451,170
	(Cost $46,301,620)	47,921,007

	Master Limited Partnerships - 8.5%
	Energy - 7.8%
92,793	El Paso Pipeline Partners, LP	3,189,295
88,824	Energy Transfer Partners, LP(b)	4,220,028
90,914	Enterprise Products Partners, LP	3,785,659
62,585	Kinder Morgan Energy Partners, LP(b)	4,666,338
168,518	Linn Energy, LLC(b)	6,548,610
62,205	Magellan Midstream Partners, LP(b)	3,673,827
67,657	Plains All American Pipeline, LP	4,210,972
139,561	Targa Resources Partners, LP	4,823,228
78,235	Williams Partners, LP(b)	4,140,196
		39,258,153

	Financial - 0.3%
100,043	Och-Ziff Capital Management Group, LLC	1,481,637

	Utilities - 0.4%
71,377	Brookfield Infrastructure Partners, LP (Bermuda)	1,766,581

	Total Master Limited Partnerships - 8.5%
	(Cost $38,577,318)	42,506,371

	Total Long-Term Investments - 99.5%
	(Cost $459,879,234)	498,761,319

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 9.3%
46,741,960	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 46,741,960
	(Cost $46,741,960)

	Total Investments - 108.8%
	(Cost $506,621,194)	545,503,279
	Liabilities in excess of Other Assets - (8.8%)	(44,064,302)
	Net Assets - 100.0%	$ 501,438,977

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
NV - Publicly Traded Company
OYJ - Public Traded Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SGPS - Holding Enterprise
SAB de CV - Publicly Traded Company

(a)	Perpetual maturity.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)
At May 31, 2011, the total market value of the Fund's securities on loan was $45,575,228 and the total market value of the collateral held by the Fund was $46,848,805, consisting of cash collateral of $46,741,960 and U.S. Government and Agency securities valued at $106,845.

(d)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Country Allocation*
United States	82.7%
United Kingdom	5.2%
Canada	4.3%
Taiwan	1.2%
Spain	0.9%
France	0.9%
Mexico	0.9%
Finland	0.8%
Switzerland	0.7%
Bermuda	0.7%
Netherlands	0.6%
Brazil	0.4%
Israel	0.3%
Argentina	0.3%
Portugal	0.1%
* Subject to change daily. Based on Long-Term Investments.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$506,844,931	$42,032,206	$(3,373,858)	$38,658,348

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturity and quality. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$372,361	$-	$-	372,361
Master Limited Partnerships	42,507	-	-	42,507
Closed End Funds	47,921	-	-	47,921
Preferred Stocks	21,554	-	-	21,554
Convertible Preferred Stocks	5,238	-	-	5,238
Income Trusts	9,180	-	-	9,180
Investments of Collateral for Securities Loaned	46,742	-	-	46,742
Total	$545,503	$-	$-	$545,503

There were no transfers between levels.

OTR Guggenheim Ocean Tomo Growth Index ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.9%
	Basic Materials - 1.9%
1,481	Ecolab, Inc.	$ 81,278
504	International Flavors & Fragrances, Inc.	32,286
		113,564

	Communications - 17.4%
393	Acme Packet, Inc.(a)	29,746
2,360	Amazon.com, Inc.(a)	464,188
5,502	DIRECTV, Class A(a)	276,531
491	Finisar Corp.(a)	11,794
10,686	Level 3 Communications, Inc.(a)	24,471
332	NetFlix, Inc.(a)	89,906
307	priceline.com, Inc.(a)	158,163
		1,054,799

	Consumer, Cyclical - 0.7%
277	Bally Technologies, Inc.(a)	10,916
1,882	International Game Technology	32,446
		43,362

	Consumer, Non-cyclical - 26.2%
489	Align Technology, Inc.(a)	11,980
922	Amylin Pharmaceuticals, Inc.(a)	12,807
603	AVANIR Pharmaceuticals, Inc., Class A(a) (b)	2,720
1,040	Bruker Corp.(a)	20,509
2,916	Celgene Corp.(a)	177,614
882	Clorox Co.	62,163
909	Dendreon Corp.(a)	38,532
632	Dyax Corp.(a)	1,428
716	Edwards Lifesciences Corp.(a)	63,531
3,694	Elan Corp. PLC, ADR (Ireland)(a)	35,352
654	Geron Corp.(a)	2,871
5,323	Gilead Sciences, Inc.(a)	222,182
13,656	GlaxoSmithKline PLC, ADR (United Kingdom)	593,490
1,188	Human Genome Sciences, Inc.(a)	32,516
785	Illumina, Inc.(a)	56,583
249	Intuitive Surgical, Inc.(a)	86,901
637	Isis Pharmaceuticals, Inc.(a)	5,880
482	Sequenom, Inc.(a)	3,822
1,287	Vertex Pharmaceuticals, Inc.(a)	69,485
521	Vivus, Inc.(a)	4,569
4,190	Western Union Co.	86,146
136	XOMA Ltd. (Bermuda)(a) (b)	413
		1,591,494

	Energy - 0.0%
725	FuelCell Energy, Inc.(a) (b)	1,377

	Industrial - 14.7%
3,858	Boeing Co.	301,040
2,690	Deere & Co.	231,555
884	Gentex Corp.	25,945
2,286	Lockheed Martin Corp.	178,079
873	Nalco Holding Co.	24,916
900	Rockwell Automation, Inc.	74,799
584	Waters Corp.(a)	57,559
		893,893

	Technology - 39.0%
4,259	Advanced Micro Devices, Inc.(a)	36,968
1,984	Altera Corp.	95,411
427	Applied Micro Circuits Corp.(a)	4,518
580	Ariba, Inc.(a)	19,453
1,511	Avago Technologies Ltd. (Singapore)	51,057
1,681	Cadence Design Systems, Inc.(a)	17,970
444	Cirrus Logic, Inc.(a)	7,304
277	CommVault Systems, Inc.(a)	11,451
12,344	Dell, Inc.(a)	198,491
5,182	International Business Machines Corp.	875,395
28,133	Microsoft Corp.	703,606
1,512	National Semiconductor Corp.	37,089
2,266	NetApp, Inc.(a)	124,109
707	Rambus, Inc.(a)	10,301
3,329	Research In Motion Ltd. (Canada)(a)	142,648
1,634	Tower Semiconductor Ltd. (Israel)(a)	1,944
472	Varian Semiconductor Equipment Associates, Inc.(a)	28,988
173	Volterra Semiconductor Corp.(a)	4,268
		2,370,971

	Total Common Stocks - 99.9%
	(Cost $5,274,449)	6,069,460

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 0.1%
4,634	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 4,634
	(Cost $4,634)

	Total Investments - 100.0%
	(Cost $5,279,083)	6,074,094
	Other Assets in excess of Liabilities - 0.0%	3,012
	Net Assets - 100.0%	$ 6,077,106

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $4,067 and the total market value of the collateral held by the Fund was $4,634.
(d)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Country Allocation*
United States	86.4%
United Kingdom	9.8%
Canada	2.4%
Singapore	0.8%
Ireland	0.6%
Israel	0.0%	**
Bermuda	0.0%	**

* Subject to change daily. Based on long-term investments.
** Represents less than 0.1%.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,279,083	$965,612	$(170,601)	$795,011

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s)
for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,069	$-	$-	$6,069
Investments of Collateral for Securities Loaned	5	-	-	5
Total	$6,074	$-	$-	$6,074

There were no transfers between levels.

OTP Guggenheim Ocean Tomo Patent ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.5%
	Basic Materials - 3.5%
194	Albemarle Corp.	$13,743
2,288	Alcoa, Inc.	38,461
171	Ashland, Inc.	11,686
181	Boise, Inc.	1,528
2,524	Dow Chemical Co.	91,192
152	Eastman Chemical Co.	16,089
494	Ecolab, Inc.	27,111
1,998	EI du Pont de Nemours & Co.	106,493
519	Huntsman Corp.	9,835
177	International Flavors & Fragrances, Inc.	11,339
137	Lubrizol Corp.	18,427
359	MeadWestvaco Corp.	12,213
349	PPG Industries, Inc.	30,956
246	USEC, Inc.(a) (b)	1,028
		390,101

	Communications - 17.2%
156	Acme Packet, Inc.(b)	11,808
392	Akamai Technologies, Inc.(b)	13,303
5,011	Alcatel-Lucent, ADR (France)(b)	28,412
970	Amazon.com, Inc.(b)	190,789
410	Amdocs Ltd. (Channel Islands)(b)	12,480
228	AOL, Inc.(b)	4,690
277	Arris Group, Inc.(b)	3,127
12,716	AT&T, Inc.	401,317
6,007	Comcast Corp., Class A	151,617
1,703	DIRECTV, Class A(b)	85,593
923	Discovery Communications, Inc., Class A(b)	40,206
2,776	eBay, Inc.(b)	86,528
193	Finisar Corp.(b)	4,636
283	Harris Corp.	13,992
193	IAC/InterActiveCorp(b)	7,099
215	Infinera Corp.(b)	1,526
151	Iridium Communications, Inc.(a) (b)	1,347
487	JDS Uniphase Corp.(b)	9,833
1,151	Juniper Networks, Inc.(b)	42,138
169	Leap Wireless International, Inc.(b)	2,841
3,593	Level 3 Communications, Inc.(b)	8,228
715	Motorola Solutions, Inc.(b)	34,227
114	NetFlix, Inc.(b)	30,871
8,056	Nokia OYJ, ADR (Finland)(a)	56,553
184	Polycom, Inc.(b)	10,563
106	priceline.com, Inc.(b)	54,610
3,591	QUALCOMM, Inc.	210,397
586	RF Micro Devices, Inc.(b)	3,692
594	Sonus Networks, Inc.(b)	1,925
6,508	Sprint Nextel Corp.(b)	38,072
1,656	Symantec Corp.(b)	32,375
150	Tekelec(b)	1,365
7,041	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	104,488
848	Tellabs, Inc.	3,875
1,794	Thomson Reuters Corp. (Canada)	69,912
2,351	Time Warner, Inc.	85,647
191	United Online, Inc.	1,161
2,817	Yahoo!, Inc.(b)	46,621
		1,907,864

	Consumer, Cyclical - 4.4%
155	American Axle & Manufacturing Holdings, Inc.(b)	1,792
723	AMR Corp.(a) (b)	4,533
190	Autoliv, Inc.	14,626
94	Bally Technologies, Inc.(b)	3,705
161	Exide Technologies(b)	1,587
147	Harman International Industries, Inc.	7,052
644	International Game Technology	11,103
635	JetBlue Airways Corp.(a) (b)	3,854
110	La-Z-Boy, Inc.(b)	1,218
204	Meritor, Inc.(b)	3,368
631	Newell Rubbermaid, Inc.	11,238
834	Pulte Group, Inc.(b)	7,039
353	Quiksilver, Inc.(b)	1,645
193	Scientific Games Corp., Class A(b)	1,903
238	Sears Holdings Corp.(a) (b)	16,898
2,144	Sony Corp., ADR (Japan)	57,331
128	Tenneco, Inc.(b)	5,344
3,708	Toyota Motor Corp., ADR (Japan)	308,839
255	TRW Automotive Holdings Corp.(b)	14,502
168	Whirlpool Corp.	14,078
		491,655

	Consumer, Non-cyclical - 17.9%
155	Affymetrix, Inc.(b)	944
182	Alere, Inc.(b)	7,280
168	Align Technology, Inc.(b)	4,116
658	Allergan, Inc.	54,436
160	American Medical Systems Holdings, Inc.(b)	4,790
2,007	Amgen, Inc.(b)	121,504
307	Amylin Pharmaceuticals, Inc.(b)	4,264
1,371	Archer-Daniels-Midland Co.	44,434
156	AVANIR Pharmaceuticals, Inc.(a) (b)	704
242	Avery Dennison Corp.	10,246
3,277	Boston Scientific Corp.(b)	23,529
358	Bruker Corp.(b)	7,060
316	Bunge Ltd. (Bermuda)	23,526
752	Cardinal Health, Inc.	34,156
478	CareFusion Corp.(b)	13,852
1,005	Celgene Corp.(b)	61,215
166	Cephalon, Inc.(b)	13,229
97	Chiquita Brands International, Inc.(b)	1,445
302	Clorox Co.	21,285
270	Convergys Corp.(b)	3,451
1,054	Covidien PLC (Ireland)	57,970
180	CR Bard, Inc.	20,120
238	CytRx Corp.(a) (b)	221
308	Dendreon Corp.(b)	13,056
216	Dyax Corp.(b)	488
241	Edwards Lifesciences Corp.(b)	21,384
1,265	Elan Corp. PLC, ADR (Ireland)(b)	12,106
249	ENDO Pharmaceuticals Holdings, Inc.(b)	10,366
133	Enzon Pharmaceuticals, Inc.(b)	1,395
236	Exelixis, Inc.(b)	2,745
329	Fortune Brands, Inc.	21,296
181	Geron Corp.(b)	795
1,711	Gilead Sciences, Inc.(b)	71,417
5,553	GlaxoSmithKline PLC, ADR (United Kingdom)	241,333
556	Hologic, Inc.(b)	11,954
403	Human Genome Sciences, Inc.(b)	11,030
275	Illumina, Inc.(b)	19,822
262	Incyte Corp. Ltd.(b)	4,645
31	Insmed, Inc.(b)	332
85	Intuitive Surgical, Inc.(b)	29,665
211	Isis Pharmaceuticals, Inc.(b)	1,948
195	Jarden Corp.	6,833
156	Kinetic Concepts, Inc.(b)	9,257
109	KV Pharmaceutical Co.(a) (b)	348
727	Lexicon Pharmaceuticals, Inc.(b)	1,185
387	Life Technologies Corp.(b)	20,112
2,300	Medtronic, Inc.	93,610
133	Onyx Pharmaceuticals, Inc.(b)	5,646
165	Orthovita, Inc.(b)	632
17,198	Pfizer, Inc.	368,897
448	RR Donnelley & Sons Co.	9,560
808	Safeway, Inc.	19,958
769	SAIC, Inc.(b)	13,504
5,640	Sanofi-Aventis SA, ADR (France)	223,400
213	Sequenom, Inc.(b)	1,689
356	Smithfield Foods, Inc.(b)	7,458
700	St Jude Medical, Inc.	35,469
850	Stryker Corp.	53,040
94	Sunesis Pharmaceuticals, Inc.(a) (b)	267
441	Vertex Pharmaceuticals, Inc.(b)	23,810
169	Viropharma, Inc.(b)	3,270
174	Vivus, Inc.(b)	1,526
279	Watson Pharmaceuticals, Inc.(b)	17,954
1,368	Western Union Co.	28,126
61	XenoPort, Inc.(b)	473
32	XOMA Ltd. (Bermuda)(a) (b)	97
413	Zimmer Holdings, Inc.(b)	27,985
		1,983,660

	Energy - 10.0%
934	Baker Hughes, Inc.	69,051
3,075	ConocoPhillips	225,152
173	Dresser-Rand Group, Inc.(b)	9,096
225	FuelCell Energy, Inc.(a) (b)	427
248	Global Industries Ltd.(b)	1,555
132	Headwaters, Inc.(b)	483
722	Hess Corp.	57,060
305	Key Energy Services, Inc.(b)	5,392
1,529	Marathon Oil Corp.	82,826
613	Nabors Industries Ltd. (Bermuda)(b)	17,097
906	National Oilwell Varco, Inc.	65,757
16	Quantum Fuel Systems Technologies Worldwide, Inc.(a) (b)	79
6,766	Royal Dutch Shell PLC, ADR (United Kingdom)	483,295
173	Superior Energy Services, Inc.(b)	6,482
686	Transocean Ltd. (Switzerland)(b)	47,547
1,596	Weatherford International Ltd. (Switzerland)(b)	31,553
		1,102,852

	Financial - 2.6%
6,282	Citigroup, Inc.	258,504
602	E*Trade Financial Corp.(b)	9,518
1,060	Genworth Financial, Inc., Class A(b)	11,777
95	Investment Technology Group, Inc.(b)	1,438
376	NASDAQ OMX Group, Inc.(b)	9,595
		290,832

	Industrial - 17.8%
1,531	3M Co.	144,496
148	Actuant Corp., Class A	3,721
203	AGCO Corp.(b)	10,489
742	Agilent Technologies, Inc.(b)	37,004
1,587	Boeing Co.	123,834
1,418	Danaher Corp.	77,323
906	Deere & Co.	77,988
720	Eaton Corp.	37,202
1,622	Emerson Electric Co.	88,480
105	Energy Conversion Devices, Inc.(a) (b)	147
79	Evergreen Solar, Inc.(b)	55
448	Garmin Ltd. (Switzerland)(a)	15,268
22,841	General Electric Co.	448,597
300	Gentex Corp.	8,805
1,693	Honeywell International, Inc.	100,818
1,072	Illinois Tool Works, Inc.	61,447
709	Ingersoll-Rand PLC (Ireland)	35,379
179	Kennametal, Inc.	7,470
233	L-3 Communications Holdings, Inc.	19,024
1,539	LG Display Co. Ltd., ADR (South Korea)	25,563
752	Lockheed Martin Corp.	58,581
276	Louisiana-Pacific Corp.(b)	2,313
287	Manitowoc Co., Inc.	5,172
779	Masco Corp.	11,101
376	Molex, Inc.	10,291
302	Nalco Holding Co.	8,619
625	Northrop Grumman Corp.	40,806
68	Overseas Shipholding Group, Inc.(a)	1,857
273	Owens Corning(b)	10,429
250	Pall Corp.	14,025
251	PerkinElmer, Inc.	6,950
775	Raytheon Co.	39,044
302	Rockwell Automation, Inc.	25,099
175	Sanmina-SCI Corp.(b)	1,871
343	Sealed Air Corp.	8,808
156	Shaw Group, Inc.(b)	5,699
1,967	Siemens AG, ADR (Germany)	263,283
353	Stanley Black & Decker, Inc.	26,080
214	SunPower Corp., Class A(a) (b)	4,507
589	Textron, Inc.	13,476
844	Thermo Fisher Scientific, Inc.(b)	55,240
177	Trinity Industries, Inc.	6,087
208	USG Corp.(b)	2,964
337	Vishay Intertechnology, Inc.(b)	5,348
198	Waters Corp.(b)	19,515
		1,970,275

	Technology - 25.8%
1,080	Adobe Systems, Inc.(b)	37,400
1,446	Advanced Micro Devices, Inc.(b)	12,551
688	Altera Corp.	33,086
400	Amkor Technology, Inc.(b)	2,556
643	Analog Devices, Inc.	26,472
2,826	Applied Materials, Inc.	38,942
150	Applied Micro Circuits Corp.(b)	1,587
190	Ariba, Inc.(b)	6,373
492	Autodesk, Inc.(b)	21,146
519	Avago Technologies Ltd. (Singapore)	17,537
227	Axcelis Technologies, Inc.(b)	409
1,159	Broadcom Corp., Class A	41,701
957	Brocade Communications Systems, Inc.(b)	6,383
1,078	CA, Inc.	25,225
571	Cadence Design Systems, Inc.(b)	6,104
153	Cirrus Logic, Inc.(b)	2,517
90	CommVault Systems, Inc.(b)	3,721
337	Computer Sciences Corp.	13,443
236	Cree, Inc.(a) (b)	10,358
374	Cypress Semiconductor Corp.	8,759
4,119	Dell, Inc.(b)	66,234
4,450	EMC Corp.(b)	126,691
168	Emulex Corp.(b)	1,562
287	Entegris, Inc.(b)	2,635
272	Fairchild Semiconductor International, Inc.(b)	4,907
644	Fidelity National Information Services, Inc.	20,724
316	Fiserv, Inc.(b)	20,388
105	FormFactor, Inc.(b)	1,041
85	FSI International, Inc.(b)	375
4,655	Hewlett-Packard Co.	174,004
355	Integrated Device Technology, Inc.(b)	2,978
11,805	Intel Corp.	265,731
2,605	International Business Machines Corp.	440,063
269	Intersil Corp., Class A	3,860
360	KLA-Tencor Corp.	15,516
151	Kulicke & Soffa Industries, Inc.(b)	1,835
265	LAM Research Corp.(b)	12,454
248	Lattice Semiconductor Corp.(b)	1,634
171	Lexmark International, Inc., Class A(b)	5,092
1,317	LSI Corp.(b)	9,864
1,371	Marvell Technology Group Ltd. (Bermuda)(b)	22,265
493	MEMC Electronic Materials, Inc.(b)	5,186
241	Mentor Graphics Corp.(b)	3,232
402	Microchip Technology, Inc.(a)	15,891
2,155	Micron Technology, Inc.(b)	21,981
183	Microsemi Corp.(b)	4,035
18,074	Microsoft Corp.	452,031
513	National Semiconductor Corp.	12,584
347	NCR Corp.(b)	6,773
791	NetApp, Inc.(b)	43,323
138	Netlogic Microsystems, Inc.(b)	5,288
205	Novellus Systems, Inc.(b)	7,435
627	Nuance Communications, Inc.(b)	13,769
1,280	NVIDIA Corp.(b)	25,651
115	Omnivision Technologies, Inc.(b)	4,061
932	ON Semiconductor Corp.(b)	10,457
10,886	Oracle Corp.	372,519
496	PMC - Sierra, Inc.(b)	3,889
467	Quantum Corp.(b)	1,434
189	Quest Software, Inc.(b)	4,289
242	Rambus, Inc.(b)	3,526
1,127	Research In Motion Ltd. (Canada)(b)	48,292
234	Rovi Corp.(b)	13,563
513	SanDisk Corp.(b)	24,378
974	Seagate Technology PLC (Ireland)	16,363
133	Semtech Corp.(b)	3,806
98	Silicon Laboratories, Inc.(b)	4,212
399	Skyworks Solutions, Inc.(b)	10,163
133	SMART Modular Technologies WWH, Inc. (Cayman Islands)(b)	1,226
319	Synopsys, Inc.(b)	8,721
389	Teradyne, Inc.(b)	6,228
2,521	Texas Instruments, Inc.	88,991
524	Tower Semiconductor Ltd. (Israel)(b)	624
95	Unisys Corp.(b)	2,655
5,622	United Microelectronics Corp., ADR (Taiwan)(a)	15,292
161	Varian Semiconductor Equipment Associates, Inc.(b)	9,888
59	Volterra Semiconductor Corp.(b)	1,456
496	Western Digital Corp.(b)	18,178
3,010	Xerox Corp.	30,732
564	Xilinx, Inc.	20,124
		2,858,369

	Utilities - 0.3%
519	Ameren Corp.	15,420
486	Pepco Holdings, Inc.	9,705
237	Pinnacle West Capital Corp.	10,727
		35,852

	Total Common Stocks - 99.5%
	(Cost $10,378,247)	11,031,460

	Exchange Traded Fund - 0.3%
265	SPDR S&P 500 ETF Trust	$35,746
	(Cost $35,671)

	Total Long-Term Investments - 99.8%
	(Cost $10,413,918)	11,067,206

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 1.4%
151,489	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 151,489
	(Cost $151,489)

	Total Investments - 101.2%
	(Cost $10,565,407)	11,218,695
	Liabilities in excess of Other Assets - (1.2%)	(130,510)
	Net Assets - 100.0%	$ 11,088,185

ADR - American Depositary Receipt
AG - Stock Corporation
OYJ - Public Traded Company
PLC - Public Limited Company
SA - Corporation
S&P - Standard & Poor's

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Non-income producing security.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $146,042 and the total market value of the collateral held by the Fund was $151,489.
(d)	Interest rate shown reflects yield as of May 31, 2011.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Country Allocation*
United States	79.8%
United Kingdom	6.5%
Japan	3.3%
Germany	2.4%
France	2.3%
Ireland	1.1%
Canada	1.1%
Sweden	0.9%
Switzerland	0.9%
Bermuda	0.6%
Finland	0.5%
South Korea	0.2%
Singapore	0.2%
Taiwan	0.1%
Channel Islands	0.1%
Cayman Islands	0.0%**
Israel	0.0%**
* Subject to change daily. Based on Long-Term Investments.
** Less than 0.1%

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$10,565,553	$1,254,058	$(600,916)	$653,142

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$11,031	$-	$-	$11,031
Exchange-Traded Fund	$36			36
Investments of Collateral for Securities Loaned	152	-	-	152
Total	$11,219	$-	$-	$11,219
There were no transfers between levels.

RYJ Guggenheim Raymond James SB-1 Equity ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 96.2%
	Communications - 12.5%
11,896	ADTRAN, Inc.	$ 509,862
9,017	American Tower Corp., Class A(a)	500,263
19,347	Ciena Corp.(a)	517,532
17,925	Comtech Telecommunications Corp.	498,136
20,596	Constant Contact, Inc.(a)	495,334
11,825	Crown Castle International Corp.(a)	489,673
4,929	Equinix, Inc.(a)	499,801
10,250	Harris Corp.	506,760
55,403	Iridium Communications, Inc.(a)	494,195
25,200	JDS Uniphase Corp.(a)	508,788
32,519	Knology, Inc.(a)	507,622
41,505	KVH Industries, Inc.(a)	491,419
20,587	Motorola Mobility Holdings, Inc.(a)	517,557
40,041	NIC, Inc.	522,935
11,603	NII Holdings, Inc.(a)	506,587
12,410	SBA Communications Corp., Class A(a)	487,589
83,578	Sprint Nextel Corp.(a)	488,931
28,612	ValueClick, Inc.(a)	516,447
19,254	Vocus, Inc.(a)	524,479
		9,583,910

	Consumer, Cyclical - 19.7%
7,847	Advance Auto Parts, Inc.	487,299
39,587	Arctic Cat, Inc.(a)	568,073
15,806	Ascena Retail Group, Inc.(a)	528,869
1,665	AutoZone, Inc.(a)	489,510
9,099	Bed Bath & Beyond, Inc.(a)	490,345
14,751	Big Lots, Inc.(a)	492,831
19,486	Brinker International, Inc.	502,349
56,931	Carmike Cinemas, Inc.(a)	413,319
12,828	Carnival Corp. (Panama)	497,855
35,878	Carrols Restaurant Group, Inc.(a)	335,459
22,451	Cinemark Holdings, Inc.	488,309
7,818	Copa Holdings SA, Class A (Panama)	488,547
54,415	Cost Plus, Inc.(a)	491,912
16,253	Culp, Inc.(a)	144,977
9,062	DineEquity, Inc.(a)	487,173
5,707	Dixie Group, Inc.(a)	23,912
7,873	Dollar Tree, Inc.(a)	501,825
13,480	Harley-Davidson, Inc.	500,917
31,675	Houston Wire & Cable Co.	506,483
27,101	Knoll, Inc.	520,068
45,960	La-Z-Boy, Inc.(a)	508,777
19,045	Lumber Liquidators Holdings, Inc.(a)	513,644
8,249	O'Reilly Automotive, Inc.(a)	495,847
42,407	Pier 1 Imports, Inc.(a)	505,491
4,785	Polaris Industries, Inc.	528,025
13,914	Red Robin Gourmet Burgers, Inc.(a)	510,644
31,070	Select Comfort Corp.(a)	507,684
13,557	Stanley Furniture Co., Inc.(a)	69,412
8,491	Starwood Hotels & Resorts Worldwide, Inc.	517,781
47,206	Steelcase, Inc., Class A	513,129
7,719	Tempur-Pedic International, Inc.(a)	502,044
8,136	Tractor Supply Co.	513,870
8,910	Wal-Mart Stores, Inc.	492,010
		15,138,390

	Consumer, Non-cyclical - 7.3%
5,484	Alliance Data Systems Corp.(a)	515,112
9,165	Automatic Data Processing, Inc.	505,083
10,494	Carriage Services, Inc.	62,230
8,810	Covidien PLC (Ireland)	484,550
9,434	Global Payments, Inc.	490,191
17,906	Healthsouth Corp.(a)	502,621
9,029	Hospira, Inc.(a)	499,213
11,940	LifePoint Hospitals, Inc.(a)	501,480
27,717	Merit Medical Systems, Inc.(a)	543,808
43,542	Service Corp. International	499,862
35,925	TMS International Corp., Class A(a)	515,524
6,290	Visa, Inc., Class A	509,867
		5,629,541

	Energy - 16.1%
9,783	Alpha Natural Resources, Inc.(a) (b)	536,011
125,798	BPZ Resources, Inc.(a) (b)	550,995
10,372	Cameron International Corp.(a)	494,329
5,418	Cimarex Energy Co.	519,749
35,396	Clean Energy Fuels Corp.(a)	506,163
15,585	Complete Production Services, Inc.(a)	517,266
5,396	Concho Resources, Inc.(a)	510,516
10,133	Consol Energy, Inc.	519,519
7,685	Continental Resources, Inc.(a)	508,901
15,574	Dawson Geophysical Co.(a)	552,020
10,277	Halliburton Co.	515,391
6,303	Hess Corp.	498,126
18,098	Nabors Industries Ltd. (Bermuda)(a)	504,753
7,128	National Oilwell Varco, Inc.	517,350
6,603	Oil States International, Inc.(a)	521,967
16,855	Patterson-UTI Energy, Inc.	528,067
5,379	Pioneer Natural Resources Co.	493,900
28,644	Resolute Energy Corp.(a) (b)	498,406
10,572	Rosetta Resources, Inc.(a)	519,614
12,563	Rowan Cos., Inc.(a)	498,123
38,738	TETRA Technologies, Inc.(a)	528,386
8,857	Unit Corp.(a)	510,075
25,095	Weatherford International Ltd. (Switzerland)(a)	496,128
7,448	Whiting Petroleum Corp.(a)	499,761
		12,345,516

	Financial - 24.5%
38,892	American Equity Investment Life Holding Co.	505,207
19,030	Apartment Investment & Management Co., Class A, REIT	508,672
30,316	Associated Estates Realty Corp., REIT	511,128
42,592	Bank of America Corp.	500,456
17,755	Bank of New York Mellon Corp.	499,093
18,622	BB&T Corp.	512,850
24,904	BioMed Realty Trust, Inc., REIT	510,283
39,174	Campus Crest Communities, Inc., REIT	501,427
34,118	Cardinal Financial Corp.	377,686
12,056	Citigroup, Inc.	496,104
13,642	Comerica, Inc.	492,613
20,286	Community Bank System, Inc.	508,773
7,958	Digital Realty Trust, Inc., REIT	496,340
19,810	DuPont Fabros Technology, Inc., REIT	517,833
32,196	E*Trade Financial Corp.(a)	509,019
3,694	Essex Property Trust, Inc., REIT	508,331
30,242	First Financial Bancorp	483,872
47,159	First Horizon National Corp.	495,641
57,150	Gain Capital Holdings, Inc.(a) (b)	344,615
14,658	Hudson Valley Holding Corp.	320,864
76,745	Huntington Bancshares, Inc.	506,517
8,471	Iberiabank Corp.	497,671
11,528	JPMorgan Chase & Co.	498,471
18,167	Lakeland Bancorp, Inc.	188,210
17,150	Lincoln National Corp.	503,353
16,320	Marsh & McLennan Cos., Inc.	500,534
58,176	Nara Bancorp, Inc.(a)	493,914
30,092	New York Community Bancorp, Inc.	487,490
13,804	NYSE Euronext	502,604
3,820	Pacific Premier Bancorp, Inc.(a)	26,129
36,727	People's United Financial, Inc.	490,305
8,044	PNC Financial Services Group, Inc.	502,106
23,389	Primerica, Inc.	502,162
31,451	PrivateBancorp, Inc.	514,853
22,671	Progressive Corp.	490,827
20,913	Protective Life Corp.	504,840
20,153	Texas Capital Bancshares, Inc.(a)	504,430
19,555	US Bancorp	500,608
17,665	Wells Fargo & Co.	501,156
15,046	Wintrust Financial Corp.	488,544
		18,805,531

	Industrial - 5.7%
50,312	Casella Waste Systems, Inc., Class A(a)	316,966
13,410	HUB Group, Inc., Class A(a)	511,725
8,755	Kansas City Southern(a)	515,582
6,857	Norfolk Southern Corp.	502,687
13,650	Plexus Corp.(a)	508,872
19,549	Progressive Waste Solutions Ltd. (Canada)	491,266
32,825	RailAmerica, Inc.(a)	515,681
6,811	Stanley Black & Decker, Inc.	503,197
15,634	Waste Connections, Inc.	491,533
		4,357,509

	Technology - 9.1%
10,646	Altera Corp.	511,966
12,067	Analog Devices, Inc.	496,798
17,389	Diodes, Inc.(a)	507,759
27,876	Fairchild Semiconductor International, Inc.(a)	502,883
68,171	LSI Corp.(a)	510,601
21,222	Medidata Solutions, Inc.(a)	487,894
50,686	Micron Technology, Inc.(a)	516,997
23,365	Microsemi Corp.(a)	515,198
23,024	Nuance Communications, Inc.(a)	505,607
26,892	NVIDIA Corp.(a)	538,916
33,504	Pericom Semiconductor Corp.(a)	308,907
25,423	Radiant Systems, Inc.(a)	533,883
18,071	Semtech Corp.(a)	517,192
25,676	SS&C Technologies Holdings, Inc.(a)	501,966
		6,956,567

	Utilities - 1.3%
7,090	National Fuel Gas Co.	510,764
32,846	Pampa Energia SA, ADR (Argentina)	479,880
		990,644

	Total Common Stocks - 96.2%
	(Cost $65,068,276)	73,807,608

	Preferred Stock - 0.6%
	Consumer, Non-cyclical - 0.6%
11,908	Cia Brasileira de Distribuicao Grupo PAO de Acucar, ADR (Brazil)	483,584
	(Cost $504,182)

	Master Limited Partnerships - 3.2%
	Consumer, Non-cyclical - 0.6%
17,176	Teekay Offshore Partners, LP (Marshall Islands)	498,963

	Energy - 1.9%
11,885	Enterprise Products Partners, LP	494,891
9,032	EV Energy Partners, LP	499,921
12,787	Linn Energy, LLC	496,903
		1,491,715

	Industrial - 0.7%
14,054	Teekay LNG Partners, LP (Marshall Islands)	501,166

	Total Master Limited Partnerships - 3.2%
	(Cost $2,084,612)	2,491,844

	Total Long-Term Investments - 100.0%
	(Cost $67,657,070)	76,783,036

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 2.0%
1,493,818	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 1,493,818
	(Cost $1,493,818)

	Total Investments - 102.0%
	(Cost $69,150,888)	78,276,854
	Liabilities in excess of Other Assets - (2.0%)	(1,517,846)
	Net Assets - 100.0%	$ 76,759,008

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $1,451,615 and the total market value of the collateral held by the Fund was $1,493,818.
(d)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	93.6%
Marshall Islands	1.3%
Panama	1.3%
Bermuda	0.7%
Switzerland	0.7%
Canada	0.6%
Ireland	0.6%
Brazil	0.6%
Argentina	0.6%
* Subject to change daily and percentages are based on total long-term investments.

See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$71,207,343	$10,438,230	$(3,368,719)	$7,069,511

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s)
for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$73,807	$-	$-	$73,807
Preferred Stock	484	-	-	484
Master Limited Partnerships	2,492	-	-	2,492
Investments of Collateral for Securities Loaned	1,494	-	-	1,494
Total	$78,277	$-	$-	$78,277

There were no transfers between levels.

XRO Guggenheim Sector Rotation ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.0%
	Basic Materials - 10.1%
13,837	Alcoa, Inc.	$ 232,600
2,756	Celanese Corp., Series A	143,560
1,339	CF Industries Holdings, Inc.	205,911
2,485	Cliffs Natural Resources, Inc.	225,390
1,232	Eastman Chemical Co.	130,407
5,553	EI du Pont de Nemours & Co.	295,975
3,520	Huntsman Corp.	66,704
3,877	Mosaic Co.	274,686
1,244	Rockwood Holdings, Inc.(a)	65,422
		1,640,655

	Communications - 21.1%
860	Acme Packet, Inc.(a)	65,093
5,300	Cablevision Systems Corp., Class A	188,256
9,754	CBS Corp., Class B	272,624
8,409	Clear Channel Outdoor Holdings, Inc., Class A(a)	124,453
12,349	Comcast Corp., Class A	311,689
9,836	eBay, Inc.(a)	306,588
584	FactSet Research Systems, Inc.	64,742
9,737	Interpublic Group of Cos., Inc.	116,162
2,936	JDS Uniphase Corp.(a)	59,278
5,805	Juniper Networks, Inc.(a)	212,521
4,424	Liberty Global, Inc., Class A(a)	199,301
7,534	MetroPCS Communications, Inc.(a)	134,859
1,027	NetFlix, Inc.(a)	278,112
1,180	Polycom, Inc.(a)	67,744
603	priceline.com, Inc.(a)	310,660
5,567	QUALCOMM, Inc.	326,171
2,850	Rackspace Hosting, Inc.(a)	125,400
2,248	TIBCO Software, Inc.(a)	63,146
6,591	Virgin Media, Inc.	214,998
		3,441,797

	Consumer, Cyclical - 11.8%
2,082	Abercrombie & Fitch Co., Class A	157,753
3,451	AutoNation, Inc.(a) (b)	121,130
2,298	BorgWarner, Inc.(a)	166,628
5,706	CarMax, Inc.(a)	169,240
673	Chipotle Mexican Grill, Inc.(a)	194,544
1,304	Fossil, Inc.(a)	138,015
2,499	Lear Corp.	126,999
481	Panera Bread Co., Class A(a)	60,139
1,975	Polo Ralph Lauren Corp.	250,371
1,019	Tractor Supply Co.	64,360
2,219	TRW Automotive Holdings Corp.(a)	126,195
994	WABCO Holdings, Inc.(a)	68,139
1,919	Wynn Resorts Ltd.	281,172
		1,924,685

	Consumer, Non-cyclical - 12.5%
6,782	Archer-Daniels-Midland Co.	219,805
2,532	Bunge Ltd. (Bermuda)	188,507
1,178	Corn Products International, Inc.	66,828
2,534	Estee Lauder Cos., Inc., Class A	259,760
1,465	Gartner, Inc.(a)	57,179
2,835	Green Mountain Coffee Roasters, Inc.(a)	233,519
2,028	Hansen Natural Corp.(a)	145,306
1,500	Herbalife Ltd. (Cayman Islands)	84,420
5,408	Moody's Corp.	215,833
4,652	Philip Morris International, Inc.	333,781
870	Weight Watchers International, Inc.	69,809
2,778	Whole Foods Market, Inc.	169,903
		2,044,650

	Diversified - 1.1%
4,880	Leucadia National Corp.	173,045

	Energy - 0.4%
1,140	Dresser-Rand Group, Inc.(a)	59,941

	Industrial - 21.9%
2,221	AGCO Corp.(a)	114,759
2,789	AMETEK, Inc.	121,294
1,460	Arrow Electronics, Inc.(a)	65,160
3,408	Ball Corp.	134,650
2,740	Caterpillar, Inc.	289,892
3,172	Crown Holdings, Inc.(a)	128,815
3,151	Deere & Co.	271,238
3,715	Dover Corp.	249,759
4,406	Eaton Corp.	227,658
782	Gardner Denver, Inc.	65,516
2,024	Gentex Corp.	59,404
2,996	Jabil Circuit, Inc.	64,654
1,856	Joy Global, Inc.	166,390
709	Mettler-Toledo International, Inc.(a)	118,665
1,868	National Instruments Corp.	54,546
1,060	Nordson Corp.	55,141
2,119	Pall Corp.	118,876
2,580	Parker Hannifin Corp.	229,233
2,581	Rockwell Automation, Inc.	214,507
2,118	Roper Industries, Inc.	176,789
3,521	Sensata Technologies Holding NV (Netherlands)(a)	127,742
2,066	Stericycle, Inc.(a)	184,060
1,652	Terex Corp.(a)	48,982
2,335	Timken Co.	120,533
728	TransDigm Group, Inc.(a)	59,696
2,416	Trimble Navigation Ltd.(a)	105,555
		3,573,514

	Technology - 20.1%
5,549	Altera Corp.	266,851
5,488	ASML Holding NV, NY Registered Shares (Netherlands)	214,087
8,979	Atmel Corp.(a)	134,865
4,153	Autodesk, Inc.(a)	178,496
3,588	Check Point Software Technologies Ltd. (Israel)(a)	197,053
3,325	Citrix Systems, Inc.(a)	291,337
11,498	EMC Corp.(a)	327,348
1,375	IHS, Inc., Class A(a)	120,615
2,342	Informatica Corp.(a)	137,382
3,872	KLA-Tencor Corp.	166,883
2,158	LAM Research Corp.(a)	101,415
7,155	Maxim Integrated Products, Inc.	194,974
9,924	NVIDIA Corp.(a)	198,877
9,149	Oracle Corp.	313,079
3,773	Skyworks Solutions, Inc.(a)	96,098
3,613	Teradata Corp.(a)	201,569
1,259	Varian Semiconductor Equipment Associates, Inc.(a)	77,321
1,113	VeriFone Systems, Inc.(a)	53,569
		3,271,819

	Total Common Stocks - 99.0%
	(Cost $14,861,193)	16,130,106

	Tracking Stock - 1.0%
	Communications - 1.0%
1,657	Liberty Media Corp. - Capital, Class A(a) (c)	151,019
	(Cost $107,887)

	Total Long-Term Investments - 100.0%
	(Cost $14,969,080)	16,281,125

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 0.7%
115,557	BNY Mellon Securities Lending Overnight Fund, 0.157%(d) (e)	$ 115,557
	(Cost $115,557)

	Total Investments - 100.7%
	(Cost $15,084,637)	16,396,682
	Liabilities in excess of Other Assets - (0.7%)	(106,559)
	Net Assets - 100.0%	$ 16,290,123

NV - Publicly Traded Company

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.
(d)	At May 31, 2011, the total market value of the Fund's securities on loan was $113,255 and the total market value of the collateral held by the Fund was $115,557.
(e)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Country Allocation*
United States	95.0%
Netherlands	2.1%
Israel	1.2%
Bermuda	1.2%
Cayman Islands	0.5%
* Subject to change daily. Based on Long-Term Investments.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$15,079,052	$1,743,658	$(426,028)	$1,317,630

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturity and quality. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$16,130	$-	$-	$16,130
Tracking Stock	151	-	-	151
Investments of Collateral for Securities Loaned	116	-	-	116
Total	$16,397	$-	$-	$16,397

There were no transfers between levels.

CSD Guggenheim Spin-Off ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 94.5%
	Basic Materials - 4.1%
9,661	Clearwater Paper Corp.(a)	$ 667,478

	Communications - 21.6%
27,991	AOL, Inc.(a)	575,775
28,384	EchoStar Corp., Class A(a)	956,257
13,235	Scripps Networks Interactive, Inc., Class A	667,441
87,037	TeleCommunication Systems, Inc., Class A(a)	434,315
10,991	Time Warner Cable, Inc.	848,725
		3,482,513

	Consumer, Cyclical - 15.5%
23,023	Ascent Media Corp., Class A(a)	1,104,414
23,253	HSN, Inc.(a)	818,738
42,538	Interval Leisure Group, Inc.(a)	576,815
		2,499,967

	Consumer, Non-cyclical - 33.5%
23,726	CareFusion Corp.(a)	687,579
16,033	Dr Pepper Snapple Group, Inc.	660,560
27,114	Hillenbrand, Inc.	616,843
17,932	Lender Processing Services, Inc.	476,633
8,120	Lorillard, Inc.	936,074
46,988	Myrexis, Inc.(a)	196,880
13,295	Philip Morris International, Inc.	953,916
40,873	Total System Services, Inc.	760,238
20,645	Tree.com, Inc.(a)	117,470
		5,406,193

	Financial - 12.0%
21,517	Altisource Portfolio Solutions SA (Luxembourg)(a)	768,587
31,763	Forestar Group, Inc.(a)	579,040
10,579	Virtus Investment Partners, Inc.(a)	585,653
		1,933,280

	Industrial - 7.8%
34,515	John Bean Technologies Corp.	677,874
29,476	Quanex Building Products Corp.	584,804
		1,262,678

	Total Common Stocks - 94.5%
	(Cost $13,017,957)	15,252,109

	Master Limited Partnership - 5.4%
	Utilities - 5.4%
35,423	Brookfield Infrastructure Partners, LP (Bermuda)	876,719
	(Cost $611,789)

	Total Long-Term Investments - 99.9%
	(Cost $13,629,746)	16,128,828
	Other Assets in excess of Liabilities - 0.1%	17,314
	Net Assets - 100.0%	$ 16,146,142

LP - Limited Partnership
SA - Corporation

(a)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	89.8%
Bermuda	5.4%
Luxembourg	4.8%

* Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$13,635,089	$2,869,110	$(375,371)	$2,493,739

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,252	$-	$-	$15,252
Master Limited Partnership	877	-	-	877
Total	$16,129	$-	$-	$16,129

There were no transfers between levels.

WXSP Wilshire 4500 Completion ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.4%
	Common Stocks - 98.6%
	Basic Materials - 5.0%
78	A. Schulman, Inc.	$1,988
222	Albemarle Corp.	15,726
228	Allied Nevada Gold Corp.(a)	8,454
62	AMCOL International Corp.	2,277
57	Arch Chemicals, Inc.	2,061
145	Ashland, Inc.	9,909
84	Balchem Corp.	3,625
251	Boise, Inc.	2,118
106	Buckeye Technologies, Inc.	2,700
141	Cabot Corp.	5,954
102	Carpenter Technology Corp.	5,362
332	Celanese Corp., Series A	17,294
167	Century Aluminum Co.(a)	2,695
211	Chemtura Corp.(a)	4,020
33	Clearwater Paper Corp.(a)	2,280
216	Coeur d'Alene Mines Corp.(a)	5,955
95	Compass Minerals International, Inc.	8,832
113	Cytec Industries, Inc.	6,349
35	Deltic Timber Corp.	2,013
83	Domtar Corp.	8,506
235	Ferro Corp.(a)	3,079
227	Globe Specialty Metals, Inc.	5,144
107	HB Fuller Co.	2,385
619	Hecla Mining Co.(a)	5,255
149	Horsehead Holding Corp.(a)	1,988
433	Huntsman Corp.	8,205
71	Innophos Holdings, Inc.	3,187
113	Intrepid Potash, Inc.(a)	3,637
43	Kaiser Aluminum Corp.	2,268
151	KapStone Paper and Packaging Corp.(a)	2,484
51	Materion Corp.(a)	2,023
35	Minerals Technologies, Inc.	2,380
140	Molycorp, Inc.(a)	9,300
359	Mosaic Co.	25,435
24	NewMarket Corp.	4,181
177	Olin Corp.	4,252
65	OM Group, Inc.(a)	2,423
197	Omnova Solutions, Inc.(a)	1,854
561	Paramount Gold and Silver Corp.(a) (b)	1,902
130	PH Glatfelter Co.	2,003
230	PolyOne Corp.	3,503
146	Potlatch Corp., REIT	5,256
127	Rayonier, Inc., REIT	8,432
161	Reliance Steel & Aluminum Co.	8,293
140	Rockwood Holdings, Inc.(a)	7,363
122	Royal Gold, Inc.	7,566
261	RPM International, Inc.	6,133
50	Schnitzer Steel Industries, Inc., Class A	2,955
43	Schweitzer-Mauduit International, Inc.	2,265
107	Sensient Technologies Corp.	4,071
280	Solutia, Inc.(a)	6,992
388	Southern Copper Corp.	13,409
467	Steel Dynamics, Inc.	7,986
31	Stepan Co.	2,081
247	Stillwater Mining Co.(a)	5,002
272	US Gold Corp.(a)	1,923
314	USEC, Inc.(a)	1,313
199	Valspar Corp.	7,656
165	Wausau Paper Corp.	1,132
46	Westlake Chemical Corp.	2,581
129	WR Grace & Co.(a)	6,036
62	Zep, Inc.	1,155
		324,606

	Communications - 7.0%
44	AboveNet, Inc.	3,435
121	Acme Packet, Inc.(a)	9,158
790	ADPT Corp.(a)	2,315
121	ADTRAN, Inc.	5,186
80	Ancestry.com, Inc.(a)	3,290
52	Anixter International, Inc.	3,520
262	AOL, Inc.(a)	5,389
280	Arris Group, Inc.(a)	3,161
257	Aruba Networks, Inc.(a)	7,304
30	Atlantic Tele-Network, Inc.	1,147
267	Belo Corp., Class A	2,120
84	Black Box Corp.	2,769
89	Blue Coat Systems, Inc.(a)	2,043
30	Blue Nile, Inc.(a) (b)	1,500
43	Broadsoft, Inc.(a)	1,700
263	Ciena Corp.(a)	7,035
543	Cincinnati Bell, Inc.(a)	1,727
280	CKX, Inc.(a)	1,532
105	Clear Channel Outdoor Holdings, Inc., Class A(a)	1,554
194	Clearwire Corp., Class A(a) (b)	892
146	Cogent Communications Group, Inc.(a)	2,270
116	comScore, Inc.(a)	3,256
74	Comtech Telecommunications Corp.	2,056
87	Consolidated Communications Holdings, Inc.	1,665
90	Constant Contact, Inc.(a)	2,164
653	Crown Castle International Corp.(a)	27,041
734	Crown Media Holdings, Inc., Class A(a) (b)	1,497
112	DealerTrack Holdings, Inc.(a)	2,595
64	DG FastChannel, Inc.(a)	2,264
89	Digital River, Inc.(a)	2,897
117	DigitalGlobe, Inc.(a)	2,881
425	DISH Network Corp., Class A(a)	12,869
285	EarthLink, Inc.	2,250
131	EchoStar Corp., Class A(a)	4,413
62	Equinix, Inc.(a)	6,287
96	FactSet Research Systems, Inc.	10,643
249	Finisar Corp.(a)	5,981
65	GeoEye, Inc.(a)	2,156
151	Global Crossing Ltd. (Bermuda)(a)	5,261
892	Globalstar, Inc.(a) (b)	1,079
125	GSI Commerce, Inc.(a)	3,656
307	Harmonic, Inc.(a)	2,392
130	Harte-Hanks, Inc.	1,066
71	Hughes Communications, Inc.(a)	4,260
181	IAC/InterActiveCorp(a)	6,657
253	Infinera Corp.(a)	1,796
142	Infospace, Inc.(a)	1,321
111	InterDigital, Inc.	4,774
401	Inuvo, Inc.(a)	1,003
67	IPG Photonics Corp.(a)	5,035
164	Ixia(a)	2,581
110	j2 Global Communications, Inc.(a)	3,189
119	John Wiley & Sons, Inc., Class A	6,307
147	Knology, Inc.(a)	2,295
202	Lamar Advertising Co., Class A(a)	5,866
202	Leap Wireless International, Inc.(a)	3,396
3,790	Level 3 Communications, Inc.(a)	8,679
302	Liberty Global, Inc., Class A(a)	13,605
73	LogMeIn, Inc.(a)	3,177
159	LoopNet, Inc.(a)	2,937
57	Loral Space & Communications, Inc.(a)	3,792
73	Meredith Corp.(b)	2,308
155	ModusLink Global Solutions, Inc.	735
83	Netgear, Inc.(a)	3,474
148	NeuStar, Inc., Class A(a)	3,960
115	Neutral Tandem, Inc.(a)	1,952
476	New York Times Co., Class A(a)	3,818
255	NIC, Inc.	3,330
334	NII Holdings, Inc.(a)	14,582
119	NTELOS Holdings Corp.	2,481
96	NutriSystem, Inc.(b)	1,359
140	Oclaro, Inc.(a)	1,340
70	OpenTable, Inc.(a)	6,183
90	Oplink Communications, Inc.(a)	1,663
324	Orbitz Worldwide, Inc.(a)	745
388	PAETEC Holding Corp.(a)	1,730
117	Perficient, Inc.(a)	1,305
94	Plantronics, Inc.	3,439
173	Polycom, Inc.(a)	9,932
207	Premiere Global Services, Inc.(a)	1,743
249	Rackspace Hosting, Inc.(a)	10,956
313	RealNetworks, Inc.(a)	1,171
631	RF Micro Devices, Inc.(a)	3,975
250	Sapient Corp.(a)	3,672
113	SAVVIS, Inc.(a)	4,441
222	SBA Communications Corp., Class A(a)	8,722
84	Scholastic Corp.	2,288
90	Shenandoah Telecommunications Co.	1,639
81	Shutterfly, Inc.(a)	4,910
9,453	Sirius XM Radio, Inc.(a)	22,215
765	Sonus Networks, Inc.(a)	2,479
75	Sourcefire, Inc.(a)	2,003
114	Sycamore Networks, Inc.	2,763
143	Tekelec(a)	1,301
344	TeleCommunication Systems, Inc., Class A(a)	1,717
160	Telephone & Data Systems, Inc.	5,232
267	TIBCO Software, Inc.(a)	7,500
217	tw telecom, Inc.(a)	4,709
290	United Online, Inc.	1,763
34	United States Cellular Corp.(a)	1,680
258	ValueClick, Inc.(a)	4,657
83	Viasat, Inc.(a)	3,674
545	Virgin Media, Inc.	17,778
111	VirnetX Holding Corp.(b)	2,915
458	Vonage Holdings Corp.(a)	2,185
93	WebMD Health Corp.(a)	4,434
114	Websense, Inc.(a)	2,833
93	World Wrestling Entertainment, Inc., Class A	967
		456,744

	Consumer, Cyclical - 13.1%
173	99 Cents Only Stores(a)	3,574
150	Advance Auto Parts, Inc.	9,315
189	Aeropostale, Inc.(a)	3,572
75	Alaska Air Group, Inc.(a)	5,065
40	Allegiant Travel Co.(a)	1,824
166	American Axle & Manufacturing Holdings, Inc.(a)	1,919
512	American Eagle Outfitters, Inc.	6,789
89	Ameristar Casinos, Inc.	1,999
779	AMR Corp.(a)	4,884
153	ANN, Inc.(a)	4,307
92	Asbury Automotive Group, Inc.(a)	1,546
122	Ascena Retail Group, Inc.(a)	4,082
57	Ascent Media Corp., Class A(a)	2,734
90	Bally Technologies, Inc.(a)	3,547
97	Barnes & Noble, Inc.(b)	1,903
123	Beacon Roofing Supply, Inc.(a)	2,695
298	Beazer Homes USA, Inc.(a) (b)	1,255
156	Bebe Stores, Inc.	1,034
5	Biglari Holdings, Inc.(a)	1,992
65	BJ's Restaurants, Inc.(a)	3,330
75	BJ's Wholesale Club, Inc.(a)	3,781
69	Bob Evans Farms, Inc.	2,163
241	BorgWarner, Inc.(a)	17,475
192	Boyd Gaming Corp.(a) (b)	1,812
203	Brightpoint, Inc.(a)	1,835
209	Brinker International, Inc.	5,388
119	Brown Shoe Co., Inc.	1,227
191	Brunswick Corp.	4,141
79	Buckle, Inc.(b)	3,373
42	Buffalo Wild Wings, Inc.(a)	2,631
117	Cabela's, Inc.(a)	2,874
85	California Pizza Kitchen, Inc.(a)	1,565
232	Callaway Golf Co.	1,571
128	Carter's, Inc.(a)	4,058
104	Casey's General Stores, Inc.	4,311
79	Cash America International, Inc.	4,113
84	Cato Corp., Class A	2,286
53	CEC Entertainment, Inc.	2,157
321	Charming Shoppes, Inc.(a)	1,329
134	Cheesecake Factory, Inc.(a)	4,257
389	Chico's FAS, Inc.	5,866
57	Childrens Place Retail Stores, Inc.(a)	2,864
56	Choice Hotels International, Inc.	1,996
38	Churchill Downs, Inc.	1,660
188	Cinemark Holdings, Inc.	4,089
50	Citi Trends, Inc.(a)	835
64	Coinstar, Inc.(a) (b)	3,400
143	Collective Brands, Inc.(a)	2,231
35	Columbia Sportswear Co.	2,296
122	Cooper Tire & Rubber Co.	2,948
133	Copart, Inc.(a)	6,251
48	Cracker Barrel Old Country Store, Inc.	2,274
259	CROCS, Inc.(a)	5,887
335	Dana Holding Corp.(a)	6,070
96	Deckers Outdoor Corp.(a)	8,746
1,763	Delta Air Lines, Inc.(a)	17,771
167	Dick's Sporting Goods, Inc.(a)	6,637
138	Dillard's, Inc., Class A	7,754
43	DineEquity, Inc.(a)	2,312
63	Dollar General Corp.(a)	2,209
229	Dollar Tree, Inc.(a)	14,596
136	Domino's Pizza, Inc.(a)	3,389
117	DreamWorks Animation SKG, Inc., Class A(a)	2,797
35	DSW, Inc., Class A(a) (b)	1,755
40	DTS, Inc.(a)	1,843
73	Ethan Allen Interiors, Inc.	1,699
344	Exide Technologies(a)	3,392
136	Ezcorp, Inc., Class A(a)	4,459
251	Federal-Mogul Corp.(a)	5,813
146	Finish Line, Inc. (The), Class A	3,367
89	First Cash Financial Services, Inc.(a)	3,716
345	Foot Locker, Inc.	8,604
240	Force Protection, Inc.(a)	1,162
105	Fossil, Inc.(a)	11,113
140	Fred's, Inc., Class A	2,037
41	Fuel Systems Solutions, Inc.(a)	1,023
64	G&K Services, Inc., Class A	2,024
101	Gaylord Entertainment Co.(a)	3,257
1,144	General Motors Co.(a)	36,391
76	Genesco, Inc.(a)	3,419
53	Group 1 Automotive, Inc.	2,053
138	Guess?, Inc.	6,309
173	Hanesbrands, Inc.(a)	5,244
117	Herman Miller, Inc.	2,937
74	hhgregg, Inc.(a) (b)	1,145
85	Hibbett Sports, Inc.(a)	3,539
91	HNI Corp.	2,267
91	HSN, Inc.(a)	3,204
103	Hyatt Hotels Corp., Class A(a)	4,592
187	Iconix Brand Group, Inc.(a)	4,619
322	Ingram Micro, Inc., Class A(a)	6,121
166	Interface, Inc., Class A	3,195
60	International Speedway Corp., Class A	1,717
114	Interval Leisure Group, Inc.(a)	1,546
113	Jack in the Box, Inc.(a)	2,510
598	JetBlue Airways Corp.(a)	3,630
195	Jones Group, Inc.	2,397
67	JOS A Bank Clothiers, Inc.(a)	3,826
169	KB Home	2,075
67	Kirkland's, Inc.(a)	875
123	Knoll, Inc.	2,360
784	Las Vegas Sands Corp.(a)	32,567
133	La-Z-Boy, Inc.(a)	1,472
82	Life Time Fitness, Inc.(a)	3,017
244	Liz Claiborne, Inc.(a) (b)	1,593
351	LKQ Corp.(a)	9,333
80	Lumber Liquidators Holdings, Inc.(a)	2,158
157	Madison Square Garden Co., Class A(a)	4,319
94	Maidenform Brands, Inc.(a)	2,832
89	MDC Holdings, Inc.	2,399
99	Men's Wearhouse, Inc.	3,409
77	Meritage Homes Corp.(a)	1,925
262	Meritor, Inc.(a)	4,326
711	MGM Resorts International(a)	10,715
103	Mobile Mini, Inc.(a)	2,317
129	Modine Manufacturing Co.(a)	2,049
126	Mohawk Industries, Inc.(a)	8,382
110	MSC Industrial Direct Co., Class A	7,646
39	MWI Veterinary Supply, Inc.(a)	3,288
110	National CineMedia, Inc.	1,959
131	Navistar International Corp.(a)	8,629
123	Nu Skin Enterprises, Inc., Class A	4,808
10	NVR, Inc.(a)	7,460
628	Office Depot, Inc.(a)	2,644
148	OfficeMax, Inc.(a)	1,237
218	Orient-Express Hotels Ltd., Class A (Bermuda)(a)	2,548
260	Oshkosh Corp.(a)	7,202
127	Owens & Minor, Inc.	4,394
281	Pacific Sunwear of California, Inc.(a)	896
65	Panera Bread Co., Class A(a)	8,127
87	Pantry, Inc.(a)	1,607
68	Papa John's International, Inc.(a)	2,253
169	Penn National Gaming, Inc.(a)	6,844
83	Penske Automotive Group, Inc.	1,723
165	PEP Boys-Manny Moe & Jack	2,343
79	PetMed Express, Inc.	1,012
247	PetSmart, Inc.	11,189
58	PF Chang's China Bistro, Inc.	2,343
128	Phillips-Van Heusen Corp.	8,444
334	Pier 1 Imports, Inc.(a)	3,981
186	Pinnacle Entertainment, Inc.(a)	2,703
66	Polaris Industries, Inc.	7,283
101	Pool Corp.	3,054
61	Pricesmart, Inc.	2,846
388	Quiksilver, Inc.(a)	1,808
198	Regal Entertainment Group, Class A	2,683
148	Regis Corp.	2,210
1,505	Rite Aid Corp.(a)	1,580
327	Royal Caribbean Cruises Ltd. (Liberia)(a)	12,753
179	Ruby Tuesday, Inc.(a)	1,897
96	Ryland Group, Inc.	1,755
310	Saks, Inc.(a)	3,506
208	Sally Beauty Holdings, Inc.(a)	3,486
55	Scansource, Inc.(a)	1,949
164	Scientific Games Corp., Class A(a)	1,617
190	Select Comfort Corp.(a)	3,105
177	Shuffle Master, Inc.(a)	1,928
154	Signet Jewelers Ltd. (Bermuda)(a)	7,086
72	Skechers U.S.A., Inc., Class A(a)	1,259
141	Skywest, Inc.	2,176
154	Sonic Corp.(a)	1,769
101	Stage Stores, Inc.	1,822
366	Standard Pacific Corp.(a)	1,453
198	Steelcase, Inc., Class A	2,152
76	Steven Madden Ltd.(a)	4,236
81	Superior Industries International, Inc.	1,775
185	Talbots, Inc.(a)	882
143	Tempur-Pedic International, Inc.(a)	9,301
122	Tenneco, Inc.(a)	5,093
89	Tesla Motors, Inc.(a) (b)	2,682
168	Texas Roadhouse, Inc.	2,895
159	Thor Industries, Inc.	5,136
80	Timberland Co., Class A(a)	2,614
320	TiVo, Inc.(a)	3,309
253	Toll Brothers, Inc.(a)	5,503
53	Toro Co.	3,386
142	Tractor Supply Co.	8,969
80	True Religion Apparel, Inc.(a)	2,351
227	TRW Automotive Holdings Corp.(a)	12,909
89	Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,982
79	Under Armour, Inc., Class A(a)	5,149
32	Unifirst Corp.	1,716
771	United Continental Holdings, Inc.(a)	18,620
42	United Stationers, Inc.	3,109
70	Universal Electronics, Inc.(a)	1,784
363	US Airways Group, Inc.(a)	3,303
30	Vail Resorts, Inc.(a)	1,459
101	Volcom, Inc.	2,471
163	Wabash National Corp.(a)	1,576
135	WABCO Holdings, Inc.(a)	9,254
106	Warnaco Group, Inc.(a)	5,846
225	Warner Music Group Corp.(a)	1,856
55	Watsco, Inc.	3,682
1,114	Wendy's/Arby's Group, Inc., Class A	5,603
107	WESCO International, Inc.(a)	5,949
398	Wet Seal, Inc., Class A(a)	1,711
177	Williams-Sonoma, Inc.	6,930
169	Winnebago Industries(a)	1,935
42	WMS Industries, Inc.(a)	1,321
111	Wolverine World Wide, Inc.	4,342
127	World Fuel Services Corp.	4,646
		853,381

	Consumer, Non-cyclical - 18.4%
168	Aaron's, Inc.	4,739
68	Abaxis, Inc.(a)	2,117
95	ABM Industries, Inc.	2,164
171	ACCO Brands Corp.(a)	1,419
96	Acorda Therapeutics, Inc.(a)	3,154
385	Advance America Cash Advance Centers, Inc.	2,368
49	Advisory Board Co.(a)	2,576
230	Affymetrix, Inc.(a)	1,401
48	Air Methods Corp.(a)	2,930
191	Akorn, Inc.(a)	1,301
162	Alere, Inc.(a)	6,480
344	Alexion Pharmaceuticals, Inc.(a)	16,312
152	Align Technology, Inc.(a)	3,724
181	Alkermes, Inc.(a)	3,316
117	Alliance Data Systems Corp.(a) (b)	10,990
309	Alliance HealthCare Services, Inc.(a)	1,338
289	Alliance One International, Inc.(a)	1,121
290	Allos Therapeutics, Inc.(a)	638
114	Alnylam Pharmaceuticals, Inc.(a)	1,194
61	AMAG Pharmaceuticals, Inc.(a)	1,126
58	Amedisys, Inc.(a)	1,815
86	American Greetings Corp., Class A	2,064
180	American Medical Systems Holdings, Inc.(a)	5,389
49	American Public Education, Inc.(a)	2,145
169	American Reprographics Co.(a)	1,585
106	AMERIGROUP Corp.(a)	7,516
82	Amsurg Corp.(a)	2,125
273	Amylin Pharmaceuticals, Inc.(a)	3,792
55	Andersons, Inc.	2,383
158	Angiodynamics, Inc.(a)	2,481
83	Arbitron, Inc.	3,544
115	Ardea Biosciences, Inc.(a)	2,874
425	Ariad Pharmaceuticals, Inc.(a)	3,689
73	Arthrocare Corp.(a)	2,500
53	Assisted Living Concepts, Inc., Class A	1,778
95	Auxilium Pharmaceuticals, Inc.(a)	2,127
225	Avis Budget Group, Inc.(a)	3,958
169	B&G Foods, Inc.	3,133
145	Beckman Coulter, Inc.	12,048
236	BioMarin Pharmaceutical, Inc.(a)	6,662
45	Bio-Rad Laboratories, Inc., Class A(a)	5,599
98	Bio-Reference Labs, Inc.(a)	2,443
16	Boston Beer Co., Inc., Class A(a)	1,341
59	Bridgepoint Education, Inc.(a)	1,386
266	Brookdale Senior Living, Inc.(a)	6,865
193	Bruker Corp.(a)	3,806
316	Bunge Ltd. (Bermuda)	23,526
62	Cal-Maine Foods, Inc.(b)	1,848
77	Cantel Medical Corp.	1,826
31	Capella Education Co.(a)	1,499
72	Cardtronics, Inc.(a)	1,594
184	Career Education Corp.(a)	3,956
88	Catalyst Health Solutions, Inc.(a)	5,371
224	CBIZ, Inc.(a)	1,714
122	Centene Corp.(a)	4,246
160	Central European Distribution Corp.(a)	2,010
174	Central Garden and Pet Co., Class A(a)	1,750
205	Cenveo, Inc.(a)	1,328
144	Cepheid, Inc.(a)	4,625
162	Charles River Laboratories International, Inc.(a)	6,266
49	Chemed Corp.	3,311
111	Chiquita Brands International, Inc.(a)	1,654
149	Church & Dwight Co., Inc.	12,531
37	Coca-Cola Bottling Co. Consolidated	2,497
190	Community Health Systems, Inc.(a)	5,442
80	CONMED Corp.(a)	2,264
29	Consolidated Graphics, Inc.(a)	1,601
291	Convergys Corp.(a)	3,719
86	Cooper Cos., Inc.	6,442
247	CoreLogic, Inc.(a)	4,473
171	Corn Products International, Inc.	9,701
82	Corporate Executive Board Co.	3,448
245	Corrections Corp. of America(a)	5,635
46	CoStar Group, Inc.(a)	2,903
142	Covance, Inc.(a)	8,358
120	Cubist Pharmaceuticals, Inc.(a)	4,624
91	Cyberonics, Inc.(a)	2,971
252	Delcath Systems, Inc.(a) (b)	1,525
124	Deluxe Corp.	3,192
350	Dendreon Corp.(a)	14,837
233	Depomed, Inc.(a)	2,125
148	DexCom, Inc.(a)	2,334
46	Diamond Foods, Inc.	3,424
119	Dole Food Co., Inc.(a) (b)	1,596
104	Dollar Financial Corp.(a)	2,362
74	Dollar Thrifty Automotive Group, Inc.(a)	6,138
48	Education Management Corp.(a) (b)	1,033
84	Elizabeth Arden, Inc.(a)	2,581
92	Emergent Biosolutions, Inc.(a)	2,298
85	Emeritus Corp.(a)	1,989
255	ENDO Pharmaceuticals Holdings, Inc.(a)	10,616
96	Ennis, Inc.	1,833
182	Enzon Pharmaceuticals, Inc.(a)	1,909
135	Euronet Worldwide, Inc.(a)	2,334
312	Exelixis, Inc.(a)	3,629
98	ExlService Holdings, Inc.(a)	2,301
198	Flowers Foods, Inc.	6,599
55	Forrester Research, Inc.	2,087
93	Fresh Del Monte Produce, Inc. (Cayman Islands)	2,557
120	FTI Consulting, Inc.(a)	4,580
191	Gartner, Inc.(a)	7,455
111	Genomic Health, Inc.(a)	3,056
238	Genpact Ltd. (Bermuda)(a)	3,813
105	Gen-Probe, Inc.(a)	8,588
78	Gentiva Health Services, Inc.(a)	1,909
119	Geo Group, Inc.(a)	2,926
329	Geron Corp.(a)	1,444
139	Global Payments, Inc.	7,222
61	Grand Canyon Education, Inc.(a)	787
84	Greatbatch, Inc.(a)	2,432
246	Green Mountain Coffee Roasters, Inc.(a)	20,263
60	Haemonetics Corp.(a)	4,058
116	Hain Celestial Group, Inc.(a)	4,148
326	Halozyme Therapeutics, Inc.(a)	2,197
98	Hanger Orthopedic Group, Inc.(a)	2,465
146	Hansen Natural Corp.(a)	10,461
283	HCA Holdings, Inc.(a)	9,874
747	Health Management Associates, Inc., Class A(a)	8,516
211	Health NET, Inc.(a)	6,771
158	Healthcare Services Group, Inc.	2,695
221	Healthsouth Corp.(a)	6,203
147	Healthspring, Inc.(a)	6,446
91	Healthways, Inc.(a)	1,475
111	Heartland Payment Systems, Inc.	2,111
15	HeartWare International, Inc.(a)	1,093
54	Heidrick & Struggles International, Inc.	1,131
67	Helen of Troy Ltd. (Bermuda)(a)	2,170
163	Henry Schein, Inc.(a)	11,707
254	Herbalife Ltd. (Cayman Islands)	14,295
327	Hertz Global Holdings, Inc.(a)	5,281
144	Hillenbrand, Inc.	3,276
146	Hill-Rom Holdings, Inc.	6,663
65	HMS Holdings Corp.(a)	5,074
492	Hologic, Inc.(a)	10,578
419	Human Genome Sciences, Inc.(a)	11,468
73	Huron Consulting Group, Inc.(a)	2,214
73	ICF International, Inc.(a)	1,878
45	ICU Medical, Inc.(a)	1,951
77	IDEXX Laboratories, Inc.(a)	6,061
257	Illumina, Inc.(a)	18,525
178	Immucor, Inc.(a)	3,726
218	Immunogen, Inc.(a)	2,651
153	Impax Laboratories, Inc.(a)	4,108
317	Incyte Corp. Ltd.(a)	5,620
95	Insulet Corp.(a)	2,003
46	Integra LifeSciences Holdings Corp.(a)	2,359
98	InterMune, Inc.(a)	3,646
70	Invacare Corp.	2,351
48	IPC The Hospitalist Co., Inc.(a)	2,437
239	Isis Pharmaceuticals, Inc.(a)	2,206
87	ITT Educational Services, Inc.(a) (b)	5,984
52	J&J Snack Foods Corp.	2,679
176	Jarden Corp.	6,167
82	Jazz Pharmaceuticals, Inc.(a)	2,402
66	K12, Inc.(a)	2,297
72	KAR Auction Services, Inc.(a)	1,506
88	Kelly Services, Inc., Class A(a)	1,551
121	Kforce, Inc.(a)	1,632
113	Kindred Healthcare, Inc.(a)	2,773
119	Kinetic Concepts, Inc.(a)	7,061
108	Korn/Ferry International(a)	2,307
44	Lancaster Colony Corp.	2,668
32	Landauer, Inc.	1,911
163	Lender Processing Services, Inc.	4,333
1,201	Lexicon Pharmaceuticals, Inc.(a)	1,958
56	LHC Group, Inc.(a)	1,511
104	LifePoint Hospitals, Inc.(a)	4,368
168	Lincare Holdings, Inc.	5,094
348	Live Nation Entertainment, Inc.(a)	4,012
135	Luminex Corp.(a)	2,817
34	M&F Worldwide Corp.(a)	721
80	Magellan Health Services, Inc.(a)	4,235
100	MAKO Surgical Corp.(a) (b)	3,292
142	Manpower, Inc.	8,680
81	MAP Pharmaceuticals, Inc.(a)	1,376
128	Masimo Corp.	3,932
40	MAXIMUS, Inc.	3,352
66	McGrath Rentcorp	1,851
193	Medicines Co.(a)	3,688
153	Medicis Pharmaceutical Corp., Class A	5,733
56	Medifast, Inc.(a) (b)	1,496
164	Medivation, Inc.(a)	3,954
103	Mednax, Inc.(a)	7,740
111	Meridian Bioscience, Inc.	2,648
135	Merit Medical Systems, Inc.(a)	2,649
218	Micromet, Inc.(a)	1,349
145	Momenta Pharmaceuticals, Inc.(a) (b)	2,901
93	Monro Muffler Brake, Inc.	3,009
58	Morningstar, Inc.	3,504
216	Myriad Genetics, Inc.(a)	5,489
39	Nash Finch Co.	1,465
73	National Healthcare Corp.	3,479
121	Natus Medical, Inc.(a)	2,032
134	Navigant Consulting, Inc.(a)	1,353
241	Nektar Therapeutics(a)	2,333
72	Neogen Corp.(a)	3,229
177	Neurocrine Biosciences, Inc.(a)	1,460
241	NPS Pharmaceuticals, Inc.(a)	2,306
82	NuVasive, Inc.(a)	2,771
130	NxStage Medical, Inc.(a)	2,445
282	Omnicare, Inc.	8,866
151	Onyx Pharmaceuticals, Inc.(a)	6,410
445	Opko Health, Inc.(a)	1,673
102	Optimer Pharmaceuticals, Inc.(a)	1,480
46	Orthofix International NV (Curacao)(a)	1,878
105	Par Pharmaceutical Cos., Inc.(a)	3,608
133	Parexel International Corp.(a)	3,348
345	PDL BioPharma, Inc.	2,291
41	Peet's Coffee & Tea, Inc.(a)	2,087
196	Perrigo Co.	16,770
244	Pharmaceutical Product Development, Inc.	7,039
90	Pharmasset, Inc.(a)	9,198
104	PharMerica Corp.(a)	1,283
127	PHH Corp.(a)	2,663
37	Pre-Paid Legal Services, Inc.(a)	2,455
189	Prestige Brands Holdings, Inc.(a)	2,440
186	Protalix BioTherapeutics, Inc.(a) (b)	1,153
128	PSS World Medical, Inc.(a)	3,740
239	Questcor Pharmaceuticals, Inc.(a)	5,514
123	Quidel Corp.(a) (b)	1,887
105	Ralcorp Holdings, Inc.(a)	9,234
136	Regeneron Pharmaceuticals, Inc.(a)	8,163
77	RehabCare Group, Inc.(a)	2,894
146	Rent-A-Center, Inc.	4,739
298	ResMed, Inc.(a)	9,596
102	Resources Connection, Inc.	1,439
168	Rigel Pharmaceuticals, Inc.(a)	1,394
88	Rollins, Inc.	1,771
283	RSC Holdings, Inc.(a)	3,784
89	Ruddick Corp.	3,912
125	Salix Pharmaceuticals Ltd.(a)	5,004
47	Sanderson Farms, Inc.	2,064
193	Savient Pharmaceuticals, Inc.(a)	1,639
104	Scotts Miracle-GRO Co., Class A	6,001
1	Seaboard Corp.	2,310
264	Seattle Genetics, Inc.(a)	5,114
242	Sequenom, Inc.(a)	1,919
421	Service Corp. International	4,833
152	SFN Group, Inc.(a)	1,579
75	SIGA Technologies, Inc.(a) (b)	1,046
90	Sirona Dental Systems, Inc.(a)	4,865
270	Smart Balance, Inc.(a)	1,482
349	Smithfield Foods, Inc.(a)	7,312
90	Snyders-Lance, Inc.	1,913
61	SonoSite, Inc.(a)	2,178
151	Sotheby's	6,427
92	Spartan Stores, Inc.	1,716
536	Star Scientific, Inc.(a) (b)	2,793
31	Steiner Leisure Ltd. (Bahamas)(a)	1,550
119	STERIS Corp.	4,295
263	Stewart Enterprises, Inc., Class A	1,959
17	Strayer Education, Inc.(b)	2,043
149	SuccessFactors, Inc.(a)	5,225
56	Sun Healthcare Group, Inc.(a)	558
139	Talecris Biotherapeutics Holdings Corp.(a)	4,003
66	Targacept, Inc.(a)	1,485
82	Team, Inc.(a)	1,886
80	Techne Corp.	6,520
120	Tejon Ranch Co.(a)	4,422
87	Teleflex, Inc.	5,403
101	TeleTech Holdings, Inc.(a)	1,828
152	Theravance, Inc.(a)	3,972
126	Thoratec Corp.(a)	4,381
77	TNS, Inc.(a)	1,265
49	Tootsie Roll Industries, Inc.	1,438
181	Towers Watson & Co., Class A	11,484
52	TreeHouse Foods, Inc.(a)	3,168
82	Triple-S Management Corp., Class B (Puerto Rico)(a)	1,806
121	TrueBlue, Inc.(a)	1,771
119	Tupperware Brands Corp.	7,790
74	United Natural Foods, Inc.(a)	3,220
198	United Rentals, Inc.(a)	5,413
103	United Therapeutics Corp.(a)	6,651
45	Universal Corp.	1,898
193	Universal Health Services, Inc., Class B	10,517
67	Universal Technical Institute, Inc.	1,215
90	Valassis Communications, Inc.(a)	2,613
143	VCA Antech, Inc.(a)	3,496
109	Vector Group Ltd.(b)	2,099
203	Verisk Analytics, Inc., Class A(a)	6,912
400	Vertex Pharmaceuticals, Inc.(a)	21,596
74	Viad Corp.	1,674
207	Viropharma, Inc.(a)	4,005
265	Vivus, Inc.(a)	2,324
99	Volcano Corp.(a)	3,112
53	WD-40 Co.	2,246
144	Weight Watchers International, Inc.	11,555
31	Weis Markets, Inc.	1,245
84	WellCare Health Plans, Inc.(a)	4,137
69	West Pharmaceutical Services, Inc.	3,207
144	Winn-Dixie Stores, Inc.(a)	1,312
80	Wright Express Corp.(a)	4,317
122	Wright Medical Group, Inc.(a)	1,897
66	Zoll Medical Corp.(a)	4,013
		1,195,588

	Diversified - 0.0%
402	Harbinger Group, Inc.(a)	2,541

	Energy - 7.4%
263	Alpha Natural Resources, Inc.(a) (b)	14,410
43	Approach Resources, Inc.(a)	1,120
398	Arch Coal, Inc.	11,896
135	ATP Oil & Gas Corp.(a) (b)	2,495
128	Atwood Oceanics, Inc.(a)	5,548
99	Berry Petroleum Co., Class A	5,189
96	Bill Barrett Corp.(a)	4,279
329	BPZ Resources, Inc.(a) (b)	1,441
314	Brigham Exploration Co.(a)	9,778
418	Cal Dive International, Inc.(a)	2,721
42	CARBO Ceramics, Inc.	6,311
88	Carrizo Oil & Gas, Inc.(a)	3,362
193	Cheniere Energy, Inc.(a)	2,260
183	Cimarex Energy Co.	17,555
129	Clean Energy Fuels Corp.(a) (b)	1,845
123	Cloud Peak Energy, Inc.(a)	2,613
173	Complete Production Services, Inc.(a)	5,742
114	Comstock Resources, Inc.(a)	3,428
166	Concho Resources, Inc.(a)	15,705
51	Contango Oil & Gas Co.(a)	3,160
68	Continental Resources, Inc.(a)	4,503
285	Covanta Holding Corp.	4,836
160	Crosstex Energy, Inc.	1,806
150	Dresser-Rand Group, Inc.(a)	7,887
90	Dril-Quip, Inc.(a)	6,676
142	Energen Corp.	8,842
150	Energy Partners Ltd.(a)	2,406
223	Energy XXI Bermuda Ltd. (Bermuda)(a)	7,651
475	EXCO Resources, Inc.	9,567
164	Exterran Holdings, Inc.(a)	3,534
203	Forest Oil Corp.(a)	6,070
248	Frontier Oil Corp.	7,405
307	Global Industries Ltd.(a)	1,925
78	Goodrich Petroleum Corp.(a)	1,595
132	Gulfport Energy Corp.(a)	3,906
273	Helix Energy Solutions Group, Inc.(a)	4,783
590	Hercules Offshore, Inc.(a)	3,688
119	Holly Corp.	7,415
83	Hornbeck Offshore Services, Inc.(a)	2,240
792	Hyperdynamics Corp.(a) (b)	3,762
407	International Coal Group, Inc.(a)	5,914
387	ION Geophysical Corp.(a)	3,905
80	James River Coal Co.(a)	1,754
324	Key Energy Services, Inc.(a)	5,728
575	Kodiak Oil & Gas Corp. (Canada)(a) (b)	3,939
78	Lufkin Industries, Inc.	7,075
226	Magnum Hunter Resources Corp.(a)	1,611
353	McMoRan Exploration Co.(a)	6,502
285	Newpark Resources, Inc.(a)	2,767
127	Northern Oil and Gas, Inc.(a) (b)	2,553
110	Oasis Petroleum, Inc.(a)	3,328
131	Oceaneering International, Inc.	10,677
96	Oil States International, Inc.(a)	7,589
340	Parker Drilling Co.(a)	2,169
202	Patriot Coal Corp.(a)	4,672
358	Patterson-UTI Energy, Inc.	11,216
112	Penn Virginia Corp.	1,634
679	Petrohawk Energy Corp.(a)	17,973
60	Petroleum Development Corp.(a)	2,181
269	Petroquest Energy, Inc.(a)	2,149
187	Pioneer Drilling Co.(a)	2,738
281	Plains Exploration & Production Co.(a)	10,355
347	Pride International, Inc.(a)	14,123
328	Quicksilver Resources, Inc.(a)	4,687
124	Rex Energy Corp.(a)	1,619
176	Rosetta Resources, Inc.(a)	8,650
175	RPC, Inc.(b)	4,407
972	SandRidge Energy, Inc.(a)	11,003
49	SEACOR Holdings, Inc.	4,884
148	SM Energy Co.	9,841
127	Stone Energy Corp.(a)	4,097
169	Superior Energy Services, Inc.(a)	6,332
83	Swift Energy Co.(a)	3,256
117	Tesco Corp. (Canada)(a)	2,383
174	TetraTechnologies, Inc.(a)	2,373
132	Toreador Resources Corp.(a)	826
351	Ultra Petroleum Corp. (Canada)(a)	17,066
89	Unit Corp.(a)	5,126
92	Venoco, Inc.(a)	1,352
132	Walter Energy, Inc.	16,441
301	Western Refining, Inc.(a) (b)	5,246
228	Whiting Petroleum Corp.(a)	15,299
		478,795

	Financial - 20.2%
141	Acadia Realty Trust, REIT	2,912
102	Affiliated Managers Group, Inc.(a)	10,784
7	Alexander's, Inc., REIT	2,746
101	Alexandria Real Estate Equities, Inc., REIT	8,337
14	Alleghany Corp.(a)	4,664
81	Allied World Assurance Co. Holdings Ltd. (Switzerland)	4,910
200	Alterra Capital Holdings Ltd. (Bermuda)	4,550
108	Altisource Portfolio Solutions SA (Luxembourg)(a)	3,858
384	AMB Property Corp., REIT	14,204
127	American Campus Communities, Inc., REIT	4,488
151	American Capital Agency Corp., REIT	4,586
969	American Capital Ltd.(a)	9,593
201	American Equity Investment Life Holding Co.	2,611
158	American Financial Group, Inc.	5,618
63	American National Insurance Co.	5,065
103	Amtrust Financial Services, Inc.	2,341
1,116	Annaly Capital Management, Inc., REIT	20,233
487	Anworth Mortgage Asset Corp., REIT	3,531
120	Apollo Commercial Real Estate Finance, Inc., REIT	1,960
388	Apollo Investment Corp.	4,427
228	Arch Capital Group Ltd. (Bermuda)(a)	7,690
87	Argo Group International Holdings Ltd. (Bermuda)	2,571
69	Arrow Financial Corp.	1,693
177	Arthur J Gallagher & Co.	5,082
140	Artio Global Investors, Inc.	1,959
260	Ashford Hospitality Trust, Inc., REIT	3,710
187	Aspen Insurance Holdings Ltd. (Bermuda)	5,023
386	Associated Banc-Corp.	5,439
146	Associated Estates Realty Corp., REIT	2,462
303	Assured Guaranty Ltd. (Bermuda)	5,157
171	Astoria Financial Corp.	2,483
225	Axis Capital Holdings Ltd. (Bermuda)	7,412
36	Bancfirst Corp.	1,439
186	BancorpSouth, Inc.(b)	2,388
631	Bank Mutual Corp.	2,574
95	Bank of Hawaii Corp.	4,503
57	Bank of the Ozarks, Inc.	2,771
151	Beneficial Mutual Bancorp, Inc.(a)	1,270
232	BGC Partners, Inc., Class A	1,928
264	BioMed Realty Trust, Inc., REIT	5,409
41	BOK Financial Corp.	2,173
203	Boston Private Financial Holdings, Inc.	1,340
346	Brandywine Realty Trust, REIT	4,415
125	BRE Properties, Inc., REIT	6,377
446	Brookfield Office Properties, Inc. (Canada)	8,773
195	Brookline Bancorp, Inc.	1,702
270	Brown & Brown, Inc.	7,125
155	Calamos Asset Management, Inc., Class A	2,323
141	Camden Property Trust, REIT	9,063
720	CapitalSource, Inc.	4,658
101	Capitol Federal Financial, Inc.	1,207
277	Capstead Mortgage Corp., REIT	3,676
235	Cathay General Bancorp	3,830
362	CBL & Associates Properties, Inc., REIT	6,965
301	Cedar Shopping Centers, Inc., REIT	1,595
107	Central Pacific Financial Corp.(a)	1,534
89	Chemical Financial Corp.	1,752
1,219	Chimera Investment Corp., REIT	4,766
449	CIT Group, Inc.(a)	19,904
1,691	Citizens Republic Bancorp, Inc.(a)	1,467
62	City Holding Co.	2,001
84	City National Corp.	4,732
48	CNA Financial Corp.	1,466
616	CNO Financial Group, Inc.(a)	4,768
249	Cogdell Spencer, Inc., REIT	1,494
59	Cohen & Steers, Inc.	1,810
205	Colonial Properties Trust, REIT	4,325
152	Colony Financial, Inc., REIT	2,804
89	Columbia Banking System, Inc.	1,601
160	Commerce Bancshares, Inc.	6,845
221	CommonWealth, REIT	5,768
99	Community Bank System, Inc.	2,483
73	Community Trust Bancorp, Inc.	2,006
91	Consolidated-Tomoka Land Co.	2,753
113	Corporate Office Properties Trust, REIT	4,002
345	Cousins Properties, Inc., REIT	3,026
585	Cowen Group, Inc., Class A(a) (b)	2,410
34	Credit Acceptance Corp.(a)	2,720
113	Cullen/Frost Bankers, Inc.	6,581
288	CVB Financial Corp.	2,583
270	Cypress Sharpridge Investments, Inc., REIT	3,467
609	DCT Industrial Trust, Inc., REIT	3,447
105	Delphi Financial Group, Inc., Class A	3,063
493	Developers Diversified Realty Corp., REIT	7,144
388	DiamondRock Hospitality Co., REIT	4,462
137	Digital Realty Trust, Inc., REIT(b)	8,545
144	Dime Community Bancshares, Inc.	2,019
294	Douglas Emmett, Inc., REIT	6,189
146	Duff & Phelps Corp., Class A	2,149
608	Duke Realty Corp., REIT	9,144
168	DuPont Fabros Technology, Inc., REIT	4,392
168	Dynex Capital, Inc., REIT	1,667
297	East West Bancorp, Inc.	5,967
77	EastGroup Properties, Inc., REIT	3,612
219	Eaton Vance Corp.	6,909
293	Education Realty Trust, Inc., REIT	2,549
94	eHealth, Inc.(a)	1,246
145	Employers Holdings, Inc.	2,408
94	Encore Capital Group, Inc.(a)	3,110
119	Endurance Specialty Holdings Ltd. (Bermuda)	4,833
26	Enstar Group Ltd. (Bermuda)(a)	2,645
88	Entertainment Properties Trust, REIT	4,275
105	Equity Lifestyle Properties, Inc., REIT	6,169
80	Equity One, Inc., REIT	1,569
64	Erie Indemnity Co., Class A	4,558
52	Essex Property Trust, Inc., REIT	7,156
57	Evercore Partners, Inc., Class A	2,110
117	Everest RE Group Ltd. (Bermuda)	10,409
215	Excel Trust, Inc., REIT	2,606
249	Extra Space Storage, Inc., REIT	5,418
5,261	Fannie Mae(a)	1,999
50	FBL Financial Group, Inc., Class A	1,588
90	Federal Realty Investment Trust, REIT	7,884
762	FelCor Lodging Trust, Inc., REIT(a)	4,747
566	Fidelity National Financial, Inc., Class A	9,045
193	Fifth Street Finance Corp.	2,380
88	Financial Engines, Inc.(a)	2,191
247	First American Financial Corp.	3,972
18	First Citizens BancShares, Inc., Class A	3,521
312	First Commonwealth Financial Corp.	1,825
147	First Financial Bancorp	2,352
55	First Financial Bankshares, Inc.(b)	2,907
279	First Industrial Realty Trust, Inc., REIT(a)	3,510
196	First Midwest Bancorp, Inc.	2,399
428	First Niagara Financial Group, Inc.	6,078
140	First Potomac Realty Trust, REIT	2,349
192	FirstMerit Corp.	3,128
198	Flagstone Reinsurance Holdings SA (Luxembourg)	1,731
127	Flushing Financial Corp.	1,704
334	FNB Corp.	3,524
366	Forest City Enterprises, Inc., Class A(a)	7,016
99	Forestar Group, Inc.(a)	1,805
187	Franklin Street Properties Corp., REIT	2,560
4,181	Freddie Mac(a) (b)	1,677
452	Fulton Financial Corp.	5,035
941	General Growth Properties, Inc., REIT	15,508
72	Getty Realty Corp., REIT	1,868
194	GFI Group, Inc.	879
183	Glacier Bancorp, Inc.	2,602
734	Gleacher & Co., Inc.(a)	1,637
306	Glimcher Realty Trust, REIT	3,133
99	Government Properties Income Trust, REIT	2,622
57	Greenhill & Co., Inc.	3,173
96	Greenlight Capital RE Ltd., Class A (Cayman Islands)(a)	2,519
2,817	Grubb & Ellis Co.(a) (b)	1,620
67	Hancock Holding Co.	2,165
119	Hanover Insurance Group, Inc.	4,886
44	Harleysville Group, Inc.	1,409
135	Hatteras Financial Corp., REIT	3,943
252	HCC Insurance Holdings, Inc.	8,339
157	Healthcare Realty Trust, Inc., REIT	3,457
379	Hersha Hospitality Trust, REIT	2,282
156	Highwoods Properties, Inc., REIT	5,628
164	Hilltop Holdings, Inc.(a)	1,615
104	Home Bancshares, Inc.	2,494
79	Home Properties, Inc., REIT	4,890
135	Horace Mann Educators Corp.	2,203
290	Hospitality Properties Trust, REIT	7,157
57	Howard Hughes Corp.(a)	4,359
68	Iberiabank Corp.	3,995
1,422	Independent Bank Corp.(a) (b)	3,640
79	Independent Bank Corp.	2,342
48	Infinity Property & Casualty Corp.	2,552
290	Inland Real Estate Corp., REIT	2,648
179	Interactive Brokers Group, Inc., Class A	3,072
150	International Bancshares Corp.	2,560
164	Invesco Mortgage Capital, Inc., REIT	3,734
193	Investment Technology Group, Inc.(a)	2,922
329	Investors Bancorp, Inc.(a)	4,925
357	Investors Real Estate Trust, REIT	3,459
386	iStar Financial, Inc., REIT(a) (b)	3,323
260	Jefferies Group, Inc.	5,756
64	Jones Lang LaSalle, Inc.	6,218
104	KBW, Inc.	2,211
117	Kilroy Realty Corp., REIT	4,852
327	Kite Realty Group Trust, REIT	1,638
231	Knight Capital Group, Inc., Class A(a)	2,851
195	LaSalle Hotel Properties, REIT	5,456
309	Lexington Realty Trust, REIT	2,917
238	Liberty Property Trust, REIT	8,582
78	LTC Properties, Inc., REIT	2,303
311	Macerich Co., REIT	16,909
181	Mack-Cali Realty Corp., REIT	6,400
224	Maiden Holdings Ltd. (Bermuda)	2,106
113	Main Street Capital Corp.	2,110
20	Markel Corp.(a)	8,273
103	MarketAxess Holdings, Inc.	2,468
122	MB Financial, Inc.	2,424
476	MBIA, Inc.(a) (b)	4,189
237	MCG Capital Corp.	1,631
232	Meadowbrook Insurance Group, Inc.	2,290
241	Medical Properties Trust, Inc., REIT	2,979
54	Mercury General Corp.	2,250
256	MF Global Holdings Ltd.(a)	1,974
496	MFA Financial, Inc., REIT	4,087
283	MGIC Investment Corp.(a)	2,281
101	MID-America Apartment Communities, Inc., REIT	6,924
300	Mission West Properties, REIT	2,475
209	Monmouth Real Estate Investment Corp., Class A, REIT	1,795
123	Montpelier RE Holdings Ltd. (Bermuda)	2,314
142	National Financial Partners Corp.(a)	1,856
63	National Health Investors, Inc., REIT	2,969
355	National Penn Bancshares, Inc.	2,680
162	National Retail Properties, Inc., REIT	4,176
10	National Western Life Insurance Co., Class A	1,525
216	Nationwide Health Properties, Inc., REIT	9,461
46	Navigators Group, Inc.(a)	2,200
105	NBT Bancorp, Inc.	2,309
122	Nelnet, Inc., Class A	2,683
840	New York Community Bancorp, Inc.	13,608
516	Newcastle Investment Corp., REIT(a)	2,828
157	NewStar Financial, Inc.(a)	1,534
571	NorthStar Realty Finance Corp., REIT	2,501
220	Northwest Bancshares, Inc.	2,761
193	Ocean Shore Holding Co.	2,412
196	Ocwen Financial Corp.(a)	2,356
249	Old National Bancorp	2,689
479	Old Republic International Corp.	5,954
151	OMEGA Healthcare Investors, Inc., REIT	3,215
130	One Liberty Properties, Inc., REIT	2,076
129	optionsXpress Holdings, Inc.	2,361
124	Oriental Financial Group, Inc. (Puerto Rico)	1,530
142	Pacific Capital Bancorp NA(a)	4,366
103	PacWest Bancorp	2,173
46	Park National Corp.	3,102
103	Parkway Properties, Inc., REIT	1,891
144	PartnerRe Ltd. (Bermuda)	10,777
137	Pebblebrook Hotel Trust, REIT	2,978
170	Pennsylvania Real Estate Investment Trust, REIT	2,917
106	Pennymac Mortgage Investment Trust, REIT	1,809
222	Piedmont Office Realty Trust, Inc., Class A, REIT	4,564
122	Pinnacle Financial Partners, Inc.(a)	1,892
57	Piper Jaffray Cos.(a)	1,894
174	Pittsburgh & West Virginia Railroad, REIT	1,982
112	Platinum Underwriters Holdings Ltd. (Bermuda)	3,824
247	PMC Commercial Trust, REIT	2,085
1,590	PMI Group, Inc.(a)	2,306
2,354	Popular, Inc. (Puerto Rico)(a)	6,827
36	Portfolio Recovery Associates, Inc.(a)	3,118
149	Post Properties, Inc., REIT	6,273
84	Primerica, Inc.	1,803
195	PrivateBancorp, Inc.	3,192
73	ProAssurance Corp.(a)	5,133
97	Prosperity Bancshares, Inc.	4,244
201	Protective Life Corp.	4,852
177	Provident Financial Services, Inc.	2,529
196	Provident New York Bancorp	1,805
47	PS Business Parks, Inc., REIT	2,702
325	Radian Group, Inc.	1,619
910	RAIT Financial Trust, REIT(b)	1,947
141	Ramco-Gershenson Properties Trust, REIT	1,853
226	Raymond James Financial, Inc.	8,077
141	Realty Income Corp., REIT	4,955
186	Redwood Trust, Inc., REIT	2,892
204	Regency Centers Corp., REIT	9,447
152	Reinsurance Group of America, Inc.	9,657
106	RenaissanceRe Holdings Ltd. (Bermuda)	7,628
103	Renasant Corp.	1,542
280	Resource Capital Corp., REIT	1,898
48	RLI Corp.	2,892
108	S&T Bancorp, Inc.	2,012
249	Sabra Healthcare, Inc., REIT	4,335
49	Safety Insurance Group, Inc.	2,200
67	Saul Centers, Inc., REIT	2,675
56	SCBT Financial Corp.	1,746
365	SEI Investments Co.	8,629
147	Selective Insurance Group, Inc.	2,436
279	Senior Housing Properties Trust, REIT	6,738
81	Signature Bank(a)	4,611
71	Simmons First National Corp., Class A	1,856
187	SL Green Realty Corp., REIT	16,832
96	Southside Bancshares, Inc.	1,935
83	Sovran Self Storage, Inc., REIT	3,483
129	St Joe Co.(a) (b)	2,803
123	StanCorp Financial Group, Inc.	5,311
140	Starwood Property Trust, Inc., REIT	3,044
133	StellarOne Corp.	1,628
421	Sterling Bancshares, Inc.	3,574
117	Sterling Financial Corp.(a)	2,124
108	Stifel Financial Corp.(a)	4,349
496	Strategic Hotels & Resorts, Inc., REIT(a)	3,318
95	Sun Communities, Inc., REIT	3,785
486	Sunstone Hotel Investors, Inc., REIT(a)	4,943
365	Susquehanna Bancshares, Inc.	3,183
90	SVB Financial Group(a)	5,344
210	SWS Group, Inc.	1,365
80	SY Bancorp, Inc.	1,965
105	Symetra Financial Corp.	1,409
1,850	Synovus Financial Corp.	4,403
242	Tanger Factory Outlet Centers, REIT	6,645
120	Taubman Centers, Inc., REIT	7,268
356	TCF Financial Corp.	5,358
498	TD Ameritrade Holding Corp.	10,732
122	Texas Capital Bancshares, Inc.(a)	3,054
98	TFS Financial Corp.(a)	1,004
49	Tompkins Financial Corp.	1,899
123	Tower Group, Inc.	2,989
128	TowneBank	1,773
79	Transatlantic Holdings, Inc.	3,677
300	Trustco Bank Corp. NY	1,776
129	Trustmark Corp.	3,075
335	UDR, Inc., REIT	8,730
78	UMB Financial Corp.	3,327
181	UMH Properties, Inc., REIT	1,819
204	Umpqua Holdings Corp.	2,444
108	United Bankshares, Inc.(b)	2,619
86	United Fire & Casualty Co.	1,631
128	Unitrin, Inc.	3,818
181	Universal American Corp.	1,683
60	Universal Health Realty Income Trust, REIT	2,599
83	Univest Corp. of Pennsylvania	1,413
84	Urstadt Biddle Properties, Inc., Class A, REIT	1,609
309	U-Store-It Trust, REIT	3,482
191	Validus Holdings Ltd. (Bermuda)	6,156
368	Valley National Bancorp	5,001
196	Waddell & Reed Financial, Inc., Class A	7,566
94	Walter Investment Management Corp., REIT	1,647
283	Washington Federal, Inc.	4,497
133	Washington Real Estate Investment Trust, REIT	4,592
220	Webster Financial Corp.	4,589
300	Weingarten Realty Investors, REIT	7,986
105	WesBanco, Inc.	2,080
67	Westamerica Bancorporation	3,370
266	Western Alliance Bancorp(a)	1,960
44	Westwood Holdings Group, Inc.	1,599
17	White Mountains Insurance Group Ltd. (Bermuda)	6,962
271	Whitney Holding Corp.	3,640
64	Wintrust Financial Corp.	2,078
42	World Acceptance Corp.(a) (b)	2,801
252	WR Berkley Corp.	8,344
605	ZipRealty, Inc.(a)	1,531
		1,317,579

	Industrial - 14.4%
306	A123 Systems, Inc.(a) (b)	1,882
96	AAR Corp.	2,533
171	Actuant Corp., Class A	4,299
64	Acuity Brands, Inc.	3,901
119	Advanced Energy Industries, Inc.(a)	1,767
250	Aecom Technology Corp.(a)	7,168
64	Aerovironment, Inc.(a)	1,932
152	AGCO Corp.(a)	7,854
230	Aircastle Ltd. (Bermuda)	2,884
91	Albany International Corp., Class A	2,512
94	Alexander & Baldwin, Inc.	4,603
54	Alliant Techsystems, Inc.	3,863
20	Amerco, Inc.(a)	1,806
27	American Science & Engineering, Inc.	2,336
272	American Superconductor Corp.(a) (b)	2,908
24	Ameron International Corp.	1,612
291	AMETEK, Inc.	12,656
42	Analogic Corp.	2,245
85	AO Smith Corp.	3,525
175	Apogee Enterprises, Inc.	2,317
84	Applied Industrial Technologies, Inc.	2,992
138	Aptargroup, Inc.	7,369
73	Arkansas Best Corp.	1,788
57	Armstrong World Industries, Inc.	2,737
201	Arrow Electronics, Inc.(a)	8,971
71	Astec Industries, Inc.(a)	2,664
64	Atlas Air Worldwide Holdings, Inc.(a)	4,051
307	Avnet, Inc.(a)	11,113
97	AVX Corp.	1,526
47	AZZ, Inc.	2,074
207	B/E Aerospace, Inc.(a)	7,746
249	Babcock & Wilcox Co.(a)	6,984
49	Badger Meter, Inc.	1,824
125	Barnes Group, Inc.	3,014
105	Belden, Inc.	3,774
118	Benchmark Electronics, Inc.(a)	2,039
159	Blount International, Inc.(a)	2,695
90	Brady Corp., Class A	3,102
101	Briggs & Stratton Corp.	2,106
104	Brink's Co.	3,094
57	Bristow Group, Inc.	2,619
184	Bucyrus International, Inc.	16,900
150	Calgon Carbon Corp.(a)	2,588
1,157	Capstone Turbine Corp.(a)	2,013
105	Carlisle Cos., Inc.	5,103
84	Ceradyne, Inc.(a)	3,760
87	Chart Industries, Inc.(a)	4,226
81	Checkpoint Systems, Inc.(a)	1,467
57	CIRCOR International, Inc.	2,526
103	CLARCOR, Inc.	4,389
40	Clean Harbors, Inc.(a)	4,046
103	Cognex Corp.	3,635
68	Coherent, Inc.(a)	3,815
122	Comfort Systems USA, Inc.	1,265
274	Commercial Metals Co.	4,080
104	Con-way, Inc.	4,111
113	Crane Co.	5,559
400	Crown Holdings, Inc.(a)	16,244
48	Cubic Corp.	2,460
84	Curtiss-Wright Corp.	2,865
71	Cymer, Inc.(a)	3,399
200	Darling International, Inc.(a)	3,830
89	Dolby Laboratories, Inc., Class A(a)	4,160
127	Donaldson Co., Inc.	7,583
79	Drew Industries, Inc.	2,086
148	Dycom Industries, Inc.(a)	2,529
240	Eagle Bulk Shipping, Inc. (Marshall Islands)(a) (b)	691
103	Eagle Materials, Inc.	2,967
416	Eastman Kodak Co.(a) (b)	1,389
150	EMCOR Group, Inc.(a)	4,556
82	Encore Wire Corp.	1,992
140	Energizer Holdings, Inc.(a)	10,787
576	Energy Conversion Devices, Inc.(a) (b)	806
280	EnergySolutions, Inc.	1,431
113	EnerSys(a)	4,045
57	EnPro Industries, Inc.(a)	2,598
57	ESCO Technologies, Inc.	2,142
70	Esterline Technologies Corp.(a)	5,293
58	Exponent, Inc.(a)	2,487
66	FARO Technologies, Inc.(a)	2,954
182	Federal Signal Corp.	1,196
104	FEI Co.(a)	4,057
72	Forward Air Corp.	2,527
60	Franklin Electric Co., Inc.	2,670
118	Gardner Denver, Inc.	9,886
82	GATX Corp.	3,257
99	Genco Shipping & Trading Ltd. (Marshall Islands)(a) (b)	788
142	General Cable Corp.(a)	5,929
80	Genesee & Wyoming, Inc., Class A(a)	4,748
292	Gentex Corp.	8,570
66	Gorman-Rupp Co.	2,897
124	Graco, Inc.	6,269
317	GrafTech International Ltd.(a)	6,701
81	Granite Construction, Inc.	2,227
197	Graphic Packaging Holding Co.(a)	1,080
72	Greif, Inc., Class A	4,761
146	Griffon Corp.(a)	1,546
117	Gulfmark Offshore, Inc., Class A(a)	4,785
170	Harsco Corp.	5,697
107	Heartland Express, Inc.	1,778
274	Heckmann Corp.(a)	1,644
82	HEICO Corp., Class A	3,282
219	Hexcel Corp.(a)	4,527
84	HUB Group, Inc., Class A(a)	3,205
75	Hubbell, Inc., Class B	4,962
171	IDEX Corp.	7,753
73	II-VI, Inc.(a)	4,151
102	Insituform Technologies, Inc., Class A(a)	2,633
90	Interline Brands, Inc.(a)	1,662
140	Intermec, Inc.(a)	1,691
94	Intevac, Inc.(a)	1,116
103	iRobot Corp.(a)	3,461
96	Itron, Inc.(a)	4,920
216	JB Hunt Transport Services, Inc.	9,904
87	John Bean Technologies Corp.	1,709
80	Kaman Corp.	2,886
205	Kansas City Southern(a)	12,072
80	Kaydon Corp.	2,910
311	KBR, Inc.	11,607
173	Kennametal, Inc.	7,219
106	Kirby Corp.(a)	6,092
119	Knight Transportation, Inc.	2,035
58	Koppers Holdings, Inc.	2,328
232	L-1 Identity Solutions, Inc.(a) (b)	2,580
104	Landstar System, Inc.	4,921
64	Layne Christensen Co.(a)	1,893
86	Lennox International, Inc.	4,008
97	Lincoln Electric Holdings, Inc.	7,241
43	Lindsay Corp.	2,884
55	Littelfuse, Inc.	3,300
314	Louisiana-Pacific Corp.(a)	2,631
58	LSB Industries, Inc.(a)	2,746
346	Manitowoc Co., Inc.	6,235
71	Martin Marietta Materials, Inc.	6,082
150	MasTec, Inc.(a)	3,158
73	Matthews International Corp., Class A	2,854
499	McDermott International, Inc. (Panama)(a)	10,589
122	Methode Electronics, Inc.	1,459
61	Mettler-Toledo International, Inc.(a)	10,210
52	Middleby Corp.(a)	4,475
79	Mine Safety Appliances Co.	2,969
69	Moog, Inc., Class A(a)	2,832
92	Mueller Industries, Inc.	3,421
460	Mueller Water Products, Inc., Class A	1,858
94	MYR Group, Inc.(a)	2,120
18	NACCO Industries, Inc., Class A	1,760
374	Nalco Holding Co.	10,674
190	National Instruments Corp.	5,548
14	National Presto Industries, Inc.(b)	1,468
122	Newport Corp.(a)	2,219
114	Nordson Corp.	5,930
112	Old Dominion Freight Line, Inc.(a)	4,181
42	Olympic Steel, Inc.	1,231
136	Orbital Sciences Corp.(a)	2,558
95	Orion Marine Group, Inc.(a)	1,011
54	OSI Systems, Inc.(a)	2,159
55	Overseas Shipholding Group, Inc.(b)	1,502
239	Owens Corning(a)	9,130
303	Packaging Corp. of America	8,817
64	Park Electrochemical Corp.	1,927
161	Pentair, Inc.	6,517
78	Plexus Corp.(a)	2,908
88	Polypore International, Inc.(a)	5,768
229	Power-One, Inc.(a) (b)	1,921
106	Quanex Building Products Corp.	2,103
180	RailAmerica, Inc.(a)	2,828
68	Raven Industries, Inc.	3,808
80	RBC Bearings, Inc.(a)	3,200
66	Regal-Beloit Corp.	4,554
1,523	Rentech, Inc.(a)	1,584
129	Robbins & Myers, Inc.	5,684
86	Rock-Tenn Co., Class A(b)	6,607
98	Rofin-Sinar Technologies, Inc.(a)	3,542
52	Rogers Corp.(a)	2,440
80	RTI International Metals, Inc.(a)	3,050
180	Sanmina-SCI Corp.(a)	1,924
202	Shaw Group, Inc.(a)	7,379
139	Ship Finance International Ltd. (Bermuda)	2,687
118	Silgan Holdings, Inc.	5,297
92	Simpson Manufacturing Co., Inc.	2,578
196	Sonoco Products Co.	6,942
188	Spirit Aerosystems Holdings, Inc., Class A(a)	4,117
118	SPX Corp.	9,783
141	STR Holdings, Inc.(a) (b)	2,229
56	Sun Hydraulics Corp.	2,712
242	SunPower Corp., Class A(a) (b)	5,097
140	Swift Transportation Co.(a)	1,897
248	TASER International, Inc.(a)	1,123
83	Tech Data Corp.(a)	3,932
87	Teekay Corp. (Marshall Islands)	2,919
69	Teledyne Technologies, Inc.(a)	3,388
328	Temple-Inland, Inc.	7,787
70	Tennant Co.	2,704
259	Terex Corp.(a)	7,679
127	Tetra Tech, Inc.(a)	3,090
52	Texas Industries, Inc.(b)	2,178
61	Textainer Group Holdings Ltd. (Bermuda)	1,969
95	Thomas & Betts Corp.(a)	5,201
117	Tidewater, Inc.	6,394
218	Timken Co.	11,253
90	TransDigm Group, Inc.(a)	7,380
100	Tredegar Corp.	1,939
243	Trimble Navigation Ltd.(a)	10,617
191	Trinity Industries, Inc.	6,569
39	Triumph Group, Inc.	3,647
252	TTM Technologies, Inc.(a)	4,173
87	Tutor Perini Corp.	1,766
132	Universal Display Corp.(a)	6,299
48	Universal Forest Products, Inc.	1,403
190	URS Corp.(a)	8,371
179	USG Corp.(a)	2,551
232	UTi Worldwide, Inc. (British Virgin Islands)	5,157
51	Valmont Industries, Inc.	5,111
64	Viasystems Group, Inc.(a)	1,452
164	Vicor Corp.	2,716
377	Vishay Intertechnology, Inc.(a)	5,983
110	Vishay Precision Group, Inc.(a)	2,005
107	Wabtec Corp.	7,232
220	Waste Connections, Inc.	6,917
62	Watts Water Technologies, Inc., Class A	2,169
100	Werner Enterprises, Inc.	2,508
149	Woodward, Inc.	5,248
150	Worthington Industries, Inc.	3,275
434	YRC Worldwide, Inc.(a) (b)	343
127	Zebra Technologies Corp., Class A(a)	5,645
		932,630

	Technology - 9.0%
94	3D Systems Corp.(a)	1,879
102	ACI Worldwide, Inc.(a)	3,302
1,040	Activision Blizzard, Inc.	12,470
181	Acxiom Corp.(a)	2,489
120	Advent Software, Inc.(a)	3,354
294	Allscripts Healthcare Solutions, Inc.(a)	5,912
288	Amkor Technology, Inc.(a)	1,840
175	ANSYS, Inc.(a)	10,040
211	Applied Micro Circuits Corp.(a)	2,232
229	Ariba, Inc.(a)	7,681
219	Aspen Technology, Inc.(a)	3,624
70	athenahealth, Inc.(a)	3,134
776	Atmel Corp.(a)	11,656
106	ATMI, Inc.(a)	2,034
117	Avid Technology, Inc.(a)	2,044
76	Blackbaud, Inc.	2,139
76	Blackboard, Inc.(a)	3,275
107	Bottomline Technologies, Inc.(a)	2,782
314	Broadridge Financial Solutions, Inc.	7,184
1,040	Brocade Communications Systems, Inc.(a)	6,937
172	Brooks Automation, Inc.(a)	1,950
54	Cabot Microelectronics Corp.(a)	2,714
65	CACI International, Inc., Class A(a)	4,149
587	Cadence Design Systems, Inc.(a)	6,275
138	Cavium Networks, Inc.(a)	6,138
241	Cirrus Logic, Inc.(a)	3,964
97	CommVault Systems, Inc.(a)	4,010
45	Computer Programs & Systems, Inc.	2,824
85	Concur Technologies, Inc.(a)	4,247
233	Cree, Inc.(a)	10,226
104	CSG Systems International, Inc.(a)	1,985
320	Cypress Semiconductor Corp.	7,494
163	Diebold, Inc.	5,387
90	Diodes, Inc.(a)	2,628
92	DST Systems, Inc.	4,625
114	Ebix, Inc.(a)	2,257
163	Echelon Corp.(a)	1,558
233	Electronics for Imaging, Inc.(a)	4,206
68	Emdeon, Inc., Class A(a)	1,043
177	Emulex Corp.(a)	1,646
428	Entegris, Inc.(a)	3,929
159	Entropic Communications, Inc.(a) (b)	1,415
127	Fair Isaac Corp.	3,715
297	Fairchild Semiconductor International, Inc.(a)	5,358
134	FormFactor, Inc.(a)	1,328
49	Fortinet, Inc.(a)	2,376
436	GT Solar International, Inc.(a)	5,563
77	Hittite Microwave Corp.(a)	4,883
73	IHS, Inc., Class A(a)	6,404
225	Imation Corp.(a)	2,187
164	Informatica Corp.(a)	9,620
118	Insight Enterprises, Inc.(a)	1,979
449	Integrated Device Technology, Inc.(a)	3,767
148	International Rectifier Corp.(a)	4,259
268	Intersil Corp., Class A	3,846
181	Jack Henry & Associates, Inc.	5,654
100	JDA Software Group, Inc.(a)	3,303
225	Kulicke & Soffa Industries, Inc.(a)	2,734
198	LAM Research Corp.(a)	9,305
572	Lattice Semiconductor Corp.(a)	3,769
367	Lawson Software, Inc.(a)	4,085
234	LivePerson, Inc.(a)	2,775
188	LTX-Credence Corp.(a)	1,786
66	Manhattan Associates, Inc.(a)	2,373
59	ManTech International Corp., Class A	2,656
1,004	Marvell Technology Group Ltd. (Bermuda)(a)	16,305
304	Maxim Integrated Products, Inc.	8,284
93	Maxwell Technologies, Inc.(a)	1,518
140	MedAssets, Inc.(a)	2,037
123	Medidata Solutions, Inc.(a)	2,828
270	Mentor Graphics Corp.(a)	3,621
180	Micrel, Inc.	2,119
173	MICROS Systems, Inc.(a)	8,833
197	Microsemi Corp.(a)	4,344
21	MicroStrategy, Inc., Class A(a)	3,070
136	MIPS Technologies, Inc.(a)	1,077
125	MKS Instruments, Inc.	3,288
103	Monolithic Power Systems, Inc.(a)	1,782
215	MSCI, Inc., Class A(a)	8,121
59	MTS Systems Corp.	2,418
342	NCR Corp.(a)	6,676
165	Netlogic Microsystems, Inc.(a)	6,323
112	Netscout Systems, Inc.(a)	2,598
114	NetSuite, Inc.(a)	4,302
500	Nuance Communications, Inc.(a)	10,980
106	Omnicell, Inc.(a)	1,633
136	Omnivision Technologies, Inc.(a)	4,802
827	ON Semiconductor Corp.(a)	9,279
244	Parametric Technology Corp.(a)	5,683
46	Pegasystems, Inc.	1,718
459	PMC - Sierra, Inc.(a)	3,599
57	Power Integrations, Inc.	2,099
130	Progress Software Corp.(a)	3,519
92	Qlik Technologies, Inc.(a)	3,063
175	QLogic Corp.(a)	2,832
41	Quality Systems, Inc.	3,529
639	Quantum Corp.(a)	1,962
152	Quest Software, Inc.(a)	3,450
106	Radiant Systems, Inc.(a)	2,226
194	Rambus, Inc.(a)	2,827
65	RealD, Inc.(a)	1,775
104	RightNow Technologies, Inc.(a)	3,442
300	Riverbed Technology, Inc.(a)	11,376
249	Rovi Corp.(a)	14,432
149	Semtech Corp.(a)	4,264
213	Sigma Designs, Inc.(a)	1,915
88	Silicon Laboratories, Inc.(a)	3,782
324	Skyworks Solutions, Inc.(a)	8,252
173	SolarWinds, Inc.(a)	4,264
145	Solera Holdings, Inc.	8,568
109	SRA International, Inc., Class A(a)	3,374
84	Standard Microsystems Corp.(a)	2,253
181	STEC, Inc.(a) (b)	3,242
56	Stratasys, Inc.(a)	1,971
179	Super Micro Computer, Inc.(a)	3,004
91	SYKES Enterprises, Inc.(a)	1,968
80	Synaptics, Inc.(a) (b)	2,244
84	Synchronoss Technologies, Inc.(a)	2,696
46	SYNNEX Corp.(a)	1,506
311	Synopsys, Inc.(a)	8,503
65	Syntel, Inc.	3,502
244	Take-Two Interactive Software, Inc.(a)	3,999
113	Taleo Corp., Class A(a)	4,218
142	Tessera Technologies, Inc.(a)	2,457
362	THQ, Inc.(a)	1,495
339	TriQuint Semiconductor, Inc.(a)	4,390
92	Tyler Technologies, Inc.(a)	2,338
57	Ultimate Software Group, Inc.(a)	3,214
107	Unisys Corp.(a)	2,991
162	Varian Semiconductor Equipment Associates, Inc.(a)	9,949
90	Veeco Instruments, Inc.(a) (b)	5,183
195	VeriFone Systems, Inc.(a)	9,385
114	VMware, Inc., Class A(a)	11,094
84	Volterra Semiconductor Corp.(a)	2,072
165	Zoran Corp.(a)	1,358
		587,624

	Utilities - 4.1%
147	AGL Resources, Inc.	6,043
106	ALLETE, Inc.	4,227
200	Alliant Energy Corp.	8,226
84	American States Water Co.	2,905
370	American Water Works Co., Inc.	11,104
320	Aqua America, Inc.	7,286
173	Atmos Energy Corp.	5,770
156	Avista Corp.	3,889
107	Black Hills Corp.	3,319
81	California Water Service Group	3,065
1,058	Calpine Corp.(a)	16,706
62	CH Energy Group, Inc.	3,345
80	Chesapeake Utilities Corp.	3,235
149	Cleco Corp.	5,228
191	DPL, Inc.	5,762
460	Dynegy, Inc.(a)	2,788
147	El Paso Electric Co.	4,578
151	Empire District Electric Co.	2,893
57	EnerNOC, Inc.(a) (b)	1,029
2,019	GenOn Energy, Inc.(a)	8,056
307	Great Plains Energy, Inc.	6,499
235	Hawaiian Electric Industries, Inc.	5,835
120	IDACORP, Inc.	4,724
90	ITC Holdings Corp.	6,506
81	Laclede Group, Inc.	3,046
373	MDU Resources Group, Inc.	8,814
88	MGE Energy, Inc.	3,664
129	National Fuel Gas Co.	9,293
102	New Jersey Resources Corp.	4,700
78	Northwest Natural Gas Co.	3,523
127	NorthWestern Corp.	4,200
196	NSTAR	9,024
462	NV Energy, Inc.	7,286
153	OGE Energy Corp.	7,814
72	Ormat Technologies, Inc.	1,585
101	Otter Tail Corp.	2,214
62	Pico Holdings, Inc.(a)	1,849
168	Piedmont Natural Gas Co., Inc.(b)	5,287
245	PNM Resources, Inc.	4,050
215	Portland General Electric Co.	5,584
193	Questar Corp.	3,345
86	South Jersey Industries, Inc.	4,813
261	Southern Union Co.	7,916
126	Southwest Gas Corp.	4,922
181	UGI Corp.	5,933
107	UIL Holdings Corp.	3,545
97	Unisource Energy Corp.	3,675
202	Vectren Corp.	5,700
250	Westar Energy, Inc.	6,798
107	WGL Holdings, Inc.	4,200
		265,798

	Total Common Stocks - 98.6%
	(Cost $5,075,742)	6,415,286

	Tracking Stocks - 0.7%
	Consumer, Non-cyclical - 0.0%
68	Acacia Research - Acacia Technology(a) (c)	2,636

	Communications - 0.7%
148	Liberty Media Corp. - Capital, Class A(a) (c)	13,489
1,233	Liberty Media Corp. - Interactive, Class A(a) (c)	22,453
127	Liberty Media Corp. - Starz, Class A(a) (c)	9,686
		45,628

	Total Tracking Stocks - 0.7%
	(Cost $31,549)	48,264

	Master Limited Partnership - 0.1%
	Energy - 0.1%
111	Atlas Energy, LP(b)	2,742
	(Cost $1,755)

	Total Long-Term Investments - 99.4%
	(Cost $5,109,046)	6,466,292

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 2.9%
186,788	BNY Mellon Securities Lending Overnight Fund, 0.157%(d) (e)	$ 186,788
	(Cost $186,788)

	Total Investments - 102.3%
	(Cost $5,295,834)	6,653,080
	Liabilities in excess of Other Assets - (2.3%)	(150,885)
	Net Assets - 100.0%	$ 6,502,195

LP - Limited Partnership
NV - Publicly Traded Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.
(d)
At May 31, 2011, the total market value of the Fund's securities on loan was $178,619 and the total market value of the collateral held by the Fund was $186,884, consisting of cash collateral of $186,788 and U.S. Government and Agency securities valued at $96.

(e)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended February 28, 2011

Country Allocation*
United States	95.7%
Bermuda	2.6%
Canada	0.5%
Cayman Islands	0.3%
Liberia	0.2%
Panama	0.2%
Puerto Rico	0.1%
Luxembourg	0.1%
British Virgin Islands	0.1%
Switzerland	0.1%
Marshall Islands	0.1%
Curacao	0.0%	**
Bahamas	0.0%	**

* Subject to change daily. Based on long-term investments.
** Less than 0.1%

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,294,258	$1,541,375	$(182,553)	$1,358,822

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s)
for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$6,415	$-	-	$6,415
Tracking Stocks	48	-	-	48
Master Limited Partnership	3	-	-	3
Investments of Collateral for Securities Loaned	187	-	-	187
Total	$6,653	$-	-	$6,653

There were no transfers between levels.

WFVK Wilshire 5000 Total Market ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.7%
	Common Stocks - 99.0%
	Basic Materials - 3.8%
74	Air Products & Chemicals, Inc.	$ 7,037
32	Airgas, Inc.	2,211
60	AK Steel Holding Corp.	918
34	Albemarle Corp.	2,409
403	Alcoa, Inc.	6,774
46	Allegheny Technologies, Inc.(a)	3,082
66	Allied Nevada Gold Corp.(b)	2,447
30	Ashland, Inc.	2,050
32	Cabot Corp.	1,351
28	Carpenter Technology Corp.	1,472
56	Celanese Corp., Series A	2,917
28	CF Industries Holdings, Inc.	4,306
144	Chemtura Corp.(b)	2,743
54	Cliffs Natural Resources, Inc.	4,898
54	Coeur d'Alene Mines Corp.(b)	1,489
16	Compass Minerals International, Inc.	1,488
22	Cytec Industries, Inc.	1,236
18	Domtar Corp.	1,845
501	Dow Chemical Co.	18,101
28	Eastman Chemical Co.	2,964
104	Ecolab, Inc.	5,708
359	EI du Pont de Nemours & Co.	19,135
30	FMC Corp.	2,530
389	Freeport-McMoRan Copper & Gold, Inc.	20,088
150	Hecla Mining Co.(b)	1,274
92	Huntsman Corp.	1,743
34	International Flavors & Fragrances, Inc.	2,178
170	International Paper Co.	5,307
30	Intrepid Potash, Inc.(b)	966
22	Lubrizol Corp.	2,959
54	MeadWestvaco Corp.	1,837
237	Monsanto Co.	16,836
72	Mosaic Co.	5,101
8	NewMarket Corp.	1,394
187	Newmont Mining Corp.	10,579
124	Nucor Corp.	5,250
48	Olin Corp.	1,153
56	Plum Creek Timber Co., Inc., REIT	2,269
28	Potlatch Corp., REIT	1,008
62	PPG Industries, Inc.	5,499
120	Praxair, Inc.	12,701
30	Rayonier, Inc., REIT	1,992
34	Reliance Steel & Aluminum Co.	1,751
28	Rockwood Holdings, Inc.(b)	1,473
26	Royal Gold, Inc.	1,613
60	RPM International, Inc.	1,410
30	Sensient Technologies Corp.	1,141
44	Sherwin-Williams Co.	3,865
42	Sigma-Aldrich Corp.	2,952
64	Solutia, Inc.(b)	1,598
56	Southern Copper Corp.	1,935
112	Steel Dynamics, Inc.	1,915
62	Titanium Metals Corp.	1,161
66	U.S. Steel Corp.	3,043
44	Valspar Corp.	1,693
50	Vulcan Materials Co.	2,024
30	WR Grace & Co.(b)	1,404
		228,223

	Communications - 10.4%
20	AboveNet, Inc.	1,561
28	Acme Packet, Inc.(b)	2,119
46	ADTRAN, Inc.	1,972
92	Akamai Technologies, Inc.(b)	3,122
138	Amazon.com, Inc.(b)	27,143
164	American Tower Corp., Class A(b)	9,099
60	AOL, Inc.(b)	1,234
94	Arris Group, Inc.(b)	1,061
2,438	AT&T, Inc.	76,943
28	Blue Coat Systems, Inc.(b)	643
104	Cablevision Systems Corp., Class A	3,694
287	CBS Corp., Class B	8,022
220	CenturyLink, Inc.	9,502
64	Ciena Corp.(b)	1,712
2,217	Cisco Systems, Inc.	37,246
948	Comcast Corp., Class A	23,927
571	Corning, Inc.	11,506
124	Crown Castle International Corp.(b)	5,135
34	Digital River, Inc.(b)	1,107
40	DigitalGlobe, Inc.(b)	985
375	DIRECTV, Class A(b)	18,847
100	Discovery Communications, Inc., Class A(b)	4,356
90	DISH Network Corp., Class A(b)	2,725
461	eBay, Inc.(b)	14,369
14	Equinix, Inc.(b)	1,420
100	Expedia, Inc.	2,801
38	F5 Networks, Inc.(b)	4,316
26	FactSet Research Systems, Inc.	2,882
70	Finisar Corp.(b)	1,681
485	Frontier Communications Corp.	4,292
102	Gannett Co., Inc.	1,455
94	Google, Inc., Class A(b)	49,728
36	GSI Commerce, Inc.(b)	1,053
58	Harris Corp.	2,867
56	IAC/InterActiveCorp(b)	2,060
40	InterDigital, Inc.	1,720
176	Interpublic Group of Cos., Inc.	2,100
134	JDS Uniphase Corp.(b)	2,705
28	John Wiley & Sons, Inc., Class A	1,484
205	Juniper Networks, Inc.(b)	7,505
32	Lamar Advertising Co., Class A(b)	929
62	Leap Wireless International, Inc.(b)	1,042
904	Level 3 Communications, Inc.(b)	2,070
110	Liberty Global, Inc., Class A(b)	4,955
138	McGraw-Hill Cos., Inc.	5,861
24	Meredith Corp.(a)	759
195	MetroPCS Communications, Inc.(b)	3,490
114	Motorola Mobility Holdings, Inc.(b)	2,866
132	Motorola Solutions, Inc.(b)	6,319
22	NetFlix, Inc.(b)	5,958
46	NeuStar, Inc., Class A(b)	1,231
80	New York Times Co., Class A(b)	642
763	News Corp., Class A	13,993
72	NII Holdings, Inc.(b)	3,144
144	Omnicom Group, Inc.	6,735
16	OpenTable, Inc.(b)	1,413
30	Plantronics, Inc.	1,097
52	Polycom, Inc.(b)	2,985
18	priceline.com, Inc.(b)	9,273
625	QUALCOMM, Inc.	36,619
42	Rackspace Hosting, Inc.(b)	1,848
172	RF Micro Devices, Inc.(b)	1,084
56	SBA Communications Corp., Class A(b)	2,200
52	Scripps Networks Interactive, Inc., Class A	2,622
1,839	Sirius XM Radio, Inc.(b)	4,322
996	Sprint Nextel Corp.(b)	5,827
341	Symantec Corp.(b)	6,667
60	Tekelec(b)	546
44	Telephone & Data Systems, Inc.	1,439
229	Tellabs, Inc.	1,047
108	TIBCO Software, Inc.(b)	3,034
128	Time Warner Cable, Inc.	9,884
427	Time Warner, Inc.	15,556
68	tw telecom inc(b)	1,476
80	VeriSign, Inc.	2,802
1,152	Verizon Communications, Inc.	42,543
225	Viacom, Inc., Class B	11,342
32	Viasat, Inc.(b)	1,417
92	Virgin Media, Inc.	3,001
733	Walt Disney Co.	30,515
2	Washington Post Co., Class B	821
28	WebMD Health Corp.(b)	1,335
223	Windstream Corp.	2,999
465	Yahoo!, Inc.(b)	7,696
		631,503

	Consumer, Cyclical - 9.3%
54	99 Cents Only Stores(b)	1,116
40	Abercrombie & Fitch Co., Class A	3,031
42	Advance Auto Parts, Inc.	2,608
54	Aeropostale, Inc.(b)	1,021
24	Alaska Air Group, Inc.(b)	1,621
112	American Eagle Outfitters, Inc.	1,485
136	AMR Corp.(b)	853
50	ANN, Inc.(b)	1,408
36	Ascena Retail Group, Inc.(b)	1,205
92	AutoNation, Inc.(a) (b)	3,229
24	AutoZone, Inc.(b)	7,056
30	Bally Technologies, Inc.(b)	1,182
88	Bed Bath & Beyond, Inc.(b)	4,742
154	Best Buy Co., Inc.	4,891
38	Big Lots, Inc.(b)	1,270
38	BJ's Wholesale Club, Inc.(b)	1,916
44	BorgWarner, Inc.(b)	3,190
56	Brinker International, Inc.	1,444
62	Brunswick Corp.	1,344
30	Buckle, Inc.(a)	1,281
70	CarMax, Inc.(b)	2,076
128	Carnival Corp. (Panama)	4,968
34	Carter's, Inc.(b)	1,078
38	Casey's General Stores, Inc.	1,575
22	Cash America International, Inc.	1,145
36	Cheesecake Factory, Inc.(b)	1,144
92	Chico's FAS, Inc.	1,387
16	Chipotle Mexican Grill, Inc.(b)	4,625
22	Choice Hotels International, Inc.	784
74	Cintas Corp.	2,431
134	Coach, Inc.	8,530
40	Collective Brands, Inc.(b)	624
52	Cooper Tire & Rubber Co.	1,256
40	Copart, Inc.(b)	1,880
102	Costco Wholesale Corp.	8,413
577	CVS Caremark Corp.	22,324
76	Dana Holding Corp.(b)	1,377
64	Darden Restaurants, Inc.	3,242
30	Deckers Outdoor Corp.(b)	2,733
273	Delta Air Lines, Inc.(b)	2,752
48	Dick's Sporting Goods, Inc.(b)	1,908
44	Dillard's, Inc., Class A	2,472
56	Dollar Tree, Inc.(b)	3,569
134	DR Horton, Inc.	1,632
26	DreamWorks Animation SKG, Inc., Class A(b)	622
42	Ezcorp, Inc., Class A(b)	1,377
68	Family Dollar Stores, Inc.	3,790
120	Fastenal Co.	3,982
58	Federal-Mogul Corp.(b)	1,343
92	Foot Locker, Inc.	2,295
1,466	Ford Motor Co.(b)	21,873
28	Fossil, Inc.(b)	2,964
98	GameStop Corp., Class A(a) (b)	2,742
205	Gap, Inc.	3,977
207	General Motors Co.(b)	6,585
72	Genuine Parts Co.	3,946
110	Goodyear Tire & Rubber Co.(b)	1,950
34	Guess?, Inc.	1,555
40	Hanesbrands, Inc.(b)	1,212
84	Harley-Davidson, Inc.	3,121
26	Harman International Industries, Inc.	1,247
60	Hasbro, Inc.	2,744
581	Home Depot, Inc.	21,079
28	Hyatt Hotels Corp., Class A(b)	1,248
66	Iconix Brand Group, Inc.(b)	1,630
90	Ingram Micro, Inc., Class A(b)	1,711
140	International Game Technology	2,414
40	Jack in the Box, Inc.(b)	888
102	JC Penney Co., Inc.	3,614
187	JetBlue Airways Corp.(b)	1,135
217	Johnson Controls, Inc.	8,593
48	Jones Group, Inc.	590
130	Kohl's Corp.	6,921
148	Las Vegas Sands Corp.(b)	6,148
74	Lennar Corp.	1,405
114	Limited Brands, Inc.	4,555
78	LKQ Corp.(b)	2,074
567	Lowe's Cos., Inc.	13,687
179	Macy's, Inc.	5,170
38	Madison Square Garden, Inc., Class A(b)	1,045
142	Marriott International, Inc., Class A	5,369
140	Mattel, Inc.	3,695
407	McDonald's Corp.	33,187
30	MDC Holdings, Inc.	809
82	Meritor, Inc.(b)	1,354
136	MGM Resorts International(b)	2,050
28	Mohawk Industries, Inc.(b)	1,863
28	MSC Industrial Direct Co., Class A	1,946
36	Navistar International Corp.(b)	2,371
114	Newell Rubbermaid, Inc.	2,030
134	NIKE, Inc., Class B	11,316
92	Nordstrom, Inc.	4,308
36	Nu Skin Enterprises, Inc., Class A	1,407
2	NVR, Inc.(b)	1,492
144	Office Depot, Inc.(b)	606
64	O'Reilly Automotive, Inc.(b)	3,847
62	Orient-Express Hotels Ltd., Class A (Bermuda)(b)	725
42	Oshkosh Corp.(b)	1,163
38	Owens & Minor, Inc.	1,315
152	PACCAR, Inc.	7,600
14	Panera Bread Co., Class A(b)	1,750
44	Penn National Gaming, Inc.(b)	1,782
64	PetSmart, Inc.	2,899
18	PF Chang's China Bistro, Inc.	727
28	Phillips-Van Heusen Corp.	1,847
20	Polaris Industries, Inc.	2,207
20	Polo Ralph Lauren Corp.	2,535
162	Pulte Group, Inc.(b)	1,367
66	RadioShack Corp.	1,040
52	Regal Entertainment Group, Class A	705
986	Rite AID Corp.(b)	1,035
48	Ross Stores, Inc.	3,934
60	Royal Caribbean Cruises Ltd. (Liberia)(b)	2,340
118	Saks, Inc.(b)	1,335
54	Scientific Games Corp., Class A(b)	532
40	Sears Holdings Corp.(a) (b)	2,840
36	Signet Jewelers Ltd. (Bermuda)(b)	1,656
237	Southwest Airlines Co.	2,804
213	Staples, Inc.	3,583
239	Starbucks Corp.	8,793
62	Starwood Hotels & Resorts Worldwide, Inc.	3,781
251	Target Corp.	12,432
34	Tempur-Pedic International, Inc.(b)	2,211
34	Tenneco, Inc.(b)	1,420
24	Thor Industries, Inc.	775
60	Tiffany & Co.	4,540
66	TiVo, Inc.(b)	683
164	TJX Cos., Inc.	8,695
80	Toll Brothers, Inc.(b)	1,740
22	Toro Co.	1,405
44	Tractor Supply Co.	2,779
48	TRW Automotive Holdings Corp.(b)	2,730
44	Ulta Salon Cosmetics & Fragrance, Inc.(b)	2,463
154	United Continental Holdings, Inc.(b)	3,719
14	United Stationers, Inc.	1,036
60	Urban Outfitters, Inc.(b)	1,828
104	US Airways Group, Inc.(b)	946
36	VF Corp.	3,588
32	WABCO Holdings, Inc.(b)	2,194
403	Walgreen Co.	17,583
645	Wal-Mart Stores, Inc.	35,617
28	Warnaco Group, Inc.(b)	1,544
18	Watsco, Inc.	1,205
281	Wendy's/Arby's Group, Inc., Class A	1,413
34	WESCO International, Inc.(b)	1,890
22	Whirlpool Corp.	1,844
48	Williams-Sonoma, Inc.	1,879
32	Wolverine World Wide, Inc.	1,252
38	World Fuel Services Corp.	1,390
28	WW Grainger, Inc.	4,230
60	Wyndham Worldwide Corp.	2,089
30	Wynn Resorts Ltd.	4,396
181	Yum! Brands, Inc.	10,013
		560,524

	Consumer, Non-cyclical - 20.6%
56	Aaron's, Inc.	1,580
643	Abbott Laboratories	33,597
30	Acorda Therapeutics, Inc.(b)	985
160	Aetna, Inc.	6,989
38	Alere, Inc.(b)	1,520
76	Alexion Pharmaceuticals, Inc.(b)	3,604
46	Align Technology, Inc.(b)	1,127
122	Allergan, Inc.	10,093
30	Alliance Data Systems Corp.(b)	2,818
539	Altria Group, Inc.	15,124
50	American Medical Systems Holdings, Inc.(b)	1,497
34	AMERIGROUP Corp.(b)	2,411
110	AmerisourceBergen Corp.	4,534
411	Amgen, Inc.(b)	24,882
68	Amylin Pharmaceuticals, Inc.(b)	945
68	Apollo Group, Inc., Class A(b)	2,795
259	Archer-Daniels-Midland Co.	8,394
191	Automatic Data Processing, Inc.	10,526
30	Auxilium Pharmaceuticals, Inc.(b)	672
46	Avery Dennison Corp.	1,948
146	Avon Products, Inc.	4,338
253	Baxter International, Inc.	15,059
30	Beckman Coulter, Inc.	2,493
92	Becton Dickinson and Co.	8,055
82	Biogen IDEC, Inc.(b)	7,768
60	BioMarin Pharmaceutical, Inc.(b)	1,694
14	BIO-RAD Laboratories, Inc., Class A(b)	1,742
613	Boston Scientific Corp.(b)	4,401
719	Bristol-Myers Squibb Co.	20,678
60	Brookdale Senior Living, Inc.(b)	1,549
68	Brown-Forman Corp., Class B	4,929
72	Bruker Corp.(b)	1,420
80	Bunge Ltd. (Bermuda)	5,956
86	Cadiz, Inc.(a) (b)	904
92	Campbell Soup Co.	3,197
10	Capella Education Co.(b)	483
130	Cardinal Health, Inc.	5,905
46	Career Education Corp.(b)	989
92	CareFusion Corp.(b)	2,666
24	Catalyst Health Solutions, Inc.(b)	1,465
199	Celgene Corp.(b)	12,121
76	Central European Distribution Corp.(b)	955
30	Cephalon, Inc.(b)	2,391
38	Charles River Laboratories International, Inc.(b)	1,470
16	Chemed Corp.	1,081
36	Church & Dwight Co., Inc.	3,028
108	CIGNA Corp.	5,388
62	Clorox Co.	4,370
785	Coca-Cola Co.	52,446
154	Coca-Cola Enterprises, Inc.	4,449
145	Colgate-Palmolive Co.	12,692
44	Community Health Systems, Inc.(b)	1,260
185	ConAgra Foods, Inc.	4,705
102	Constellation Brands, Inc., Class A(b)	2,240
84	Convergys Corp.(b)	1,073
24	Cooper Cos., Inc.	1,798
72	CoreLogic, Inc.(b)	1,304
42	Corn Products International, Inc.	2,383
64	Corrections Corp. of America(b)	1,472
30	Covance, Inc.(b)	1,766
66	Coventry Health Care, Inc.(b)	2,322
38	CR Bard, Inc.	4,248
42	DaVita, Inc.(b)	3,530
112	Dean Foods Co.(b)	1,555
56	Dendreon Corp.(b)	2,374
68	DENTSPLY International, Inc.	2,668
30	DeVry, Inc.	1,615
106	Dr Pepper Snapple Group, Inc.	4,367
40	Edwards Lifesciences Corp.(b)	3,549
341	ELI Lilly & Co.	13,122
64	ENDO Pharmaceuticals Holdings, Inc.(b)	2,664
52	Equifax, Inc.	1,965
44	Estee Lauder Cos., Inc., Class A	4,510
193	Express Scripts, Inc.(b)	11,495
60	Flowers Foods, Inc.	2,000
106	Forest Laboratories, Inc.(b)	3,818
68	Fortune Brands, Inc.	4,402
34	FTI Consulting, Inc.(b)	1,298
50	Gartner, Inc.(b)	1,951
237	General Mills, Inc.	9,425
74	Genpact Ltd. (Bermuda)(b)	1,185
30	GEN-Probe, Inc.(b)	2,454
381	Gilead Sciences, Inc.(b)	15,903
36	Global Payments, Inc.	1,871
3,864	Great Atlantic & Pacific Tea Co.(a) (b)	719
60	Green Mountain Coffee Roasters, Inc.(b)	4,942
134	H&R Block, Inc.	2,171
20	Haemonetics Corp.(b)	1,353
44	Hansen Natural Corp.(b)	3,153
130	Health Management Associates, Inc., Class A(b)	1,482
52	Health NET, Inc.(b)	1,669
60	Healthsouth Corp.(b)	1,684
44	Healthspring, Inc.(b)	1,929
36	Henry Schein, Inc.(b)	2,586
64	Herbalife Ltd. (Cayman Islands)	3,602
98	Hershey Co.	5,462
88	Hertz Global Holdings, Inc.(b)	1,421
44	Hillenbrand, Inc.	1,001
36	Hill-Rom Holdings, Inc.	1,643
116	HJ Heinz Co.	6,371
20	HMS Holdings Corp.(b)	1,561
116	Hologic, Inc.(b)	2,494
80	Hormel Foods Corp.	2,346
54	Hospira, Inc.(b)	2,986
66	Human Genome Sciences, Inc.(b)	1,806
62	Humana, Inc.	4,993
22	IDEXX Laboratories, Inc.(b)	1,732
58	Illumina, Inc.(b)	4,181
54	Immucor, Inc.(b)	1,130
78	Incyte Corp. Ltd.(b)	1,383
24	InterMune, Inc.(b)	893
12	Intuitive Surgical, Inc.(b)	4,188
76	Iron Mountain, Inc.	2,585
20	ITT Educational Services, Inc.(a) (b)	1,376
38	Jarden Corp.	1,332
54	JM Smucker Co.	4,281
1,144	Johnson & Johnson	76,980
96	Kellogg Co.	5,471
168	Kimberly-Clark Corp.	11,474
30	Kinetic Concepts, Inc.(b)	1,780
607	Kraft Foods, Inc., Class A	21,227
271	Kroger Co.	6,726
42	Laboratory Corp. of America Holdings(b)	4,235
18	Lancaster Colony Corp.	1,091
44	Lender Processing Services, Inc.	1,170
76	Life Technologies Corp.(b)	3,950
30	LifePoint Hospitals, Inc.(b)	1,260
44	Lincare Holdings, Inc.	1,334
66	Live Nation Entertainment, Inc.(b)	761
68	Lorillard, Inc.	7,839
24	Magellan Health Services, Inc.(b)	1,271
34	Manpower, Inc.	2,078
38	Masimo Corp.	1,167
32	Mastercard, Inc., Class A	9,186
62	McCormick & Co., Inc.	3,112
102	McKesson Corp.	8,732
60	Mead Johnson Nutrition Co.	4,067
158	Medco Health Solutions, Inc.(b)	9,458
40	Medicis Pharmaceutical Corp., Class A	1,499
26	Mednax, Inc.(b)	1,954
409	Medtronic, Inc.	16,646
1,154	Merck & Co., Inc.	42,409
58	Molson Coors Brewing Co., Class B	2,706
70	Monster Worldwide, Inc.(b)	1,079
76	Moody's Corp.	3,033
28	Morningstar, Inc.	1,691
140	Mylan, Inc.(b)	3,296
56	Myriad Genetics, Inc.(b)	1,423
62	Nektar Therapeutics(b)	600
24	NuVasive, Inc.(b)	811
68	Omnicare, Inc.	2,138
40	Onyx Pharmaceuticals, Inc.(b)	1,698
38	Parexel International Corp.(b)	956
48	Patterson Cos., Inc.	1,660
148	Paychex, Inc.	4,780
583	PepsiCo, Inc.	41,463
36	Perrigo Co.	3,080
3,285	Pfizer, Inc.	70,463
70	Pharmaceutical Product Development, Inc.	2,019
44	PHH Corp.(b)	923
657	Philip Morris International, Inc.	47,140
1,246	Procter & Gamble Co.	83,482
40	PSS World Medical, Inc.(b)	1,169
114	Quanta Services, Inc.(b)	2,251
58	Quest Diagnostics, Inc.	3,388
30	Ralcorp Holdings, Inc.(b)	2,638
38	Regeneron Pharmaceuticals, Inc.(b)	2,281
46	Rent-A-Center, Inc.	1,493
68	ResMed, Inc.(b)	2,190
108	Reynolds American, Inc.	4,296
60	Robert Half International, Inc.	1,654
92	Rollins, Inc.	1,851
98	RR Donnelley & Sons Co.	2,091
36	Ruddick Corp.	1,582
174	Safeway, Inc.	4,298
185	SAIC, Inc.(b)	3,249
30	Salix Pharmaceuticals Ltd.(b)	1,201
295	Sara Lee Corp.	5,767
52	Savient Pharmaceuticals, Inc.(b)	441
32	Scotts Miracle-GRO Co., Class A	1,846
112	Service Corp. International	1,286
20	Sirona Dental Systems, Inc.(b)	1,081
70	Smithfield Foods, Inc.(b)	1,466
46	Snyders-Lance, Inc.	978
34	Sotheby's	1,447
134	St Jude Medical, Inc.	6,790
34	STERIS Corp.	1,227
6	Strayer Education, Inc.(a)	721
106	Stryker Corp.	6,614
40	SuccessFactors, Inc.(b)	1,403
112	SUPERVALU, Inc.(a)	1,149
247	Sysco Corp.	7,956
36	Talecris Biotherapeutics Holdings Corp.(b)	1,037
24	Techne Corp.	1,956
24	Teleflex, Inc.	1,490
225	Tenet Healthcare Corp.(b)	1,435
68	Theravance, Inc.(b)	1,777
36	Thoratec Corp.(b)	1,252
100	Total System Services, Inc.	1,860
50	Towers Watson & Co., Class A	3,172
22	TreeHouse Foods, Inc.(b)	1,340
28	Tupperware Brands Corp.	1,833
130	Tyson Foods, Inc., Class A	2,473
26	United Therapeutics Corp.(b)	1,679
459	UnitedHealth Group, Inc.	22,468
18	Universal Corp.	759
40	Universal Health Services, Inc., Class B	2,180
28	Valassis Communications, Inc.(b)	813
50	Varian Medical Systems, Inc.(b)	3,377
44	VCA Antech, Inc.(b)	1,076
38	Verisk Analytics, Inc., Class A(b)	1,294
78	Vertex Pharmaceuticals, Inc.(b)	4,211
176	Visa, Inc., Class A	14,267
48	Watson Pharmaceuticals, Inc.(b)	3,089
44	Weight Watchers International, Inc.	3,531
34	WellCare Health Plans, Inc.(b)	1,674
172	WellPoint, Inc.	13,445
24	West Pharmaceutical Services, Inc.	1,115
285	Western Union Co.	5,860
76	Whole Foods Market, Inc.	4,648
90	Zimmer Holdings, Inc.(b)	6,098
		1,243,201

	Diversified - 0.1%
100	Leucadia National Corp.	3,546

	Energy - 12.1%
50	Alpha Natural Resources, Inc.(a) (b)	2,740
203	Anadarko Petroleum Corp.	16,143
152	Apache Corp.	18,939
78	Arch Coal, Inc.	2,331
66	ATP Oil & Gas Corp.(b)	1,220
30	Atwood Oceanics, Inc.(b)	1,300
138	Baker Hughes, Inc.	10,202
28	Berry Petroleum Co., Class A	1,468
30	Bill Barrett Corp.(b)	1,337
64	Brigham Exploration Co.(b)	1,993
46	Cabot Oil & Gas Corp.	2,703
104	Cameron International Corp.(b)	4,957
14	CARBO Ceramics, Inc.	2,104
40	Carrizo Oil & Gas, Inc.(b)	1,528
253	Chesapeake Energy Corp.	7,929
829	Chevron Corp.	86,970
38	Cimarex Energy Co.	3,645
58	Complete Production Services, Inc.(b)	1,925
32	Comstock Resources, Inc.(b)	962
30	Concho Resources, Inc.(b)	2,838
597	ConocoPhillips	43,712
90	Consol Energy, Inc.	4,614
26	Continental Resources, Inc.(b)	1,722
90	Covanta Holding Corp.	1,527
197	Denbury Resources, Inc.(b)	4,326
158	Devon Energy Corp.	13,283
24	Diamond Offshore Drilling, Inc.(a)	1,768
42	Dresser-Rand Group, Inc.(b)	2,208
16	Dril-Quip, Inc.(b)	1,187
335	El Paso Corp.	7,052
34	Energen Corp.	2,117
52	Energy XXI Bermuda Ltd. (Bermuda)(b)	1,784
90	EOG Resources, Inc.	9,823
74	EQT Corp.	4,009
94	EXCO Resources, Inc.	1,893
50	Exterran Holdings, Inc.(b)	1,078
2,089	Exxon Mobil Corp.	174,369
24	First Solar, Inc.(a) (b)	2,982
84	FMC Technologies, Inc.(b)	3,749
52	Forest Oil Corp.(b)	1,555
78	Frontier Oil Corp.	2,329
385	Halliburton Co.	19,308
70	Helix Energy Solutions Group, Inc.(b)	1,226
42	Helmerich & Payne, Inc.	2,633
116	Hess Corp.	9,168
38	Holly Corp.	2,368
80	Key Energy Services, Inc.(b)	1,414
24	Lufkin Industries, Inc.	2,177
285	Marathon Oil Corp.	15,439
36	Massey Energy Co.	2,376
52	McMoRan Exploration Co.(b)	958
80	Murphy Oil Corp.	5,511
108	Nabors Industries Ltd. (Bermuda)(b)	3,012
183	National Oilwell Varco, Inc.	13,282
46	Newfield Exploration Co.(b)	3,431
54	Noble Energy, Inc.	5,033
325	Occidental Petroleum Corp.	35,051
28	Oceaneering International, Inc.	2,282
26	Oil States International, Inc.(b)	2,055
30	Oneok, Inc.	2,133
42	Patriot Coal Corp.(b)	972
90	Patterson-UTI Energy, Inc.	2,820
118	Peabody Energy Corp.	7,241
34	Penn Virginia Corp.	496
126	Petrohawk Energy Corp.(b)	3,335
52	Pioneer Natural Resources Co.	4,775
64	Plains Exploration & Production Co.(b)	2,358
78	Pride International, Inc.(b)	3,175
72	QEP Resources, Inc.	3,132
84	Quicksilver Resources, Inc.(b)	1,200
90	Range Resources Corp.	5,033
42	Rosetta Resources, Inc.(b)	2,064
56	Rowan Cos., Inc.(b)	2,220
265	SandRidge Energy, Inc.(b)	3,000
567	Schlumberger Ltd. (Curacao)	48,603
16	SEACOR Holdings, Inc.	1,595
36	SM Energy Co.	2,394
144	Southwestern Energy Co.(b)	6,303
219	Spectra Energy Corp.	6,042
66	Sunoco, Inc.	2,672
48	Superior Energy Services, Inc.(b)	1,799
32	Swift Energy Co.(b)	1,255
80	Tesoro Corp.(b)	1,952
84	Ultra Petroleum Corp. (Canada)(b)	4,084
24	Unit Corp.(b)	1,382
265	Valero Energy Corp.	7,288
24	Walter Energy, Inc.	2,989
44	Whiting Petroleum Corp.(b)	2,952
247	Williams Cos., Inc.	7,753
		730,062

	Financial - 15.9%
22	Affiliated Managers Group, Inc.(b)	2,326
187	Aflac, Inc.	8,937
26	Alexandria Real Estate Equities, Inc., REIT	2,146
4	Alleghany Corp.(b)	1,333
24	Allied World Assurance Co. Holdings Ltd. (Switzerland)	1,455
227	Allstate Corp.	7,123
42	Alterra Capital Holdings Ltd. (Bermuda)	956
78	AMB Property Corp., REIT	2,885
68	American Campus Communities, Inc., REIT	2,403
211	American Capital Ltd.(b)	2,089
459	American Express Co.	23,684
48	American Financial Group, Inc.	1,707
122	American International Group, Inc.(b)	3,477
14	American National Insurance Co.	1,126
92	Ameriprise Financial, Inc.	5,633
179	Annaly Capital Management, Inc., REIT	3,245
110	AON Corp.	5,737
68	Apartment Investment & Management Co., Class A, REIT	1,818
84	Apollo Investment Corp.	958
66	Arch Capital Group Ltd. (Bermuda)(b)	2,226
44	Arthur J Gallagher & Co.	1,263
60	Artio Global Investors, Inc.	839
46	Aspen Insurance Holdings Ltd. (Bermuda)	1,236
96	Associated Banc-Corp.	1,353
56	Assurant, Inc.	2,071
54	Assured Guaranty Ltd. (Bermuda)	919
70	Astoria Financial Corp.	1,016
26	AvalonBay Communities, Inc., REIT	3,460
58	Axis Capital Holdings Ltd. (Bermuda)	1,911
122	BancorpSouth, Inc.(a)	1,567
4,150	Bank of America Corp.	48,763
26	Bank of Hawaii Corp.	1,232
463	Bank of New York Mellon Corp.	13,015
299	BB&T Corp.	8,234
717	Berkshire Hathaway, Inc., Class B(b)	56,693
68	BioMed Realty Trust, Inc., REIT	1,393
32	BlackRock, Inc.	6,578
16	BOK Financial Corp.	848
52	Boston Properties, Inc., REIT	5,634
88	Brandywine Realty Trust, REIT	1,123
30	BRE Properties, Inc., REIT	1,531
94	Brookfield Properties Corp. (Canada)	1,849
72	Brown & Brown, Inc.	1,900
32	Camden Property Trust, REIT	2,057
187	Capital One Financial Corp.	10,162
179	CapitalSource, Inc.	1,158
164	CB Richard Ellis Group, Inc., Class A(b)	4,335
86	CBL & Associates Properties, Inc., REIT	1,655
189	Cedar Shopping Centers, Inc., REIT	1,002
483	Charles Schwab Corp.	8,699
331	Chimera Investment Corp., REIT	1,294
124	Chubb Corp.	8,133
78	Cincinnati Financial Corp.	2,373
80	CIT Group, Inc.(b)	3,546
1,285	Citigroup, Inc.	52,878
26	City National Corp.	1,465
28	CME Group, Inc.	8,001
152	CNO Financial Group, Inc.(b)	1,176
64	Colonial Properties Trust, REIT	1,350
64	Comerica, Inc.	2,311
38	Commerce Bancshares, Inc.	1,626
36	CommonWealth, REIT	940
28	Corporate Office Properties Trust, REIT	992
142	Cousins Properties, Inc., REIT	1,245
30	Cullen/Frost Bankers, Inc.	1,747
181	DCT Industrial Trust, Inc., REIT	1,024
120	Developers Diversified Realty Corp., REIT	1,739
88	DiamondRock Hospitality Co., REIT	1,012
20	Digital Realty Trust, Inc., REIT(a)	1,247
227	Discover Financial Services	5,412
76	Douglas Emmett, Inc., REIT	1,600
132	Duke Realty Corp., REIT	1,985
32	DuPont Fabros Technology, Inc., REIT	836
102	E*Trade Financial Corp.(b)	1,613
58	East West Bancorp, Inc.	1,165
24	EastGroup Properties, Inc., REIT	1,126
52	Eaton Vance Corp.	1,641
28	Endurance Specialty Holdings Ltd. (Bermuda)	1,137
24	Entertainment Properties Trust, REIT	1,166
16	Equity Lifestyle Properties, Inc., REIT	940
90	Equity Residential, REIT	5,565
20	Erie Indemnity Co., Class A	1,424
12	Essex Property Trust, Inc., REIT	1,651
24	Everest RE Group Ltd. (Bermuda)	2,135
70	Extra Space Storage, Inc., REIT	1,523
3,447	Fannie Mae(a) (b)	1,310
20	Federal Realty Investment Trust, REIT	1,752
60	Federated Investors, Inc., Class B(a)	1,538
130	Fidelity National Financial, Inc., Class A	2,077
355	Fifth Third Bancorp	4,636
72	First American Financial Corp.	1,158
6	First Citizens BancShares, Inc., Class A	1,174
44	First Financial Bancorp	704
18	First Financial Bankshares, Inc.(a)	951
126	First Horizon National Corp.	1,324
130	First Industrial Realty Trust, Inc., REIT(b)	1,635
107	First Niagara Financial Group, Inc.	1,519
52	FirstMerit Corp.	847
671	Flagstar Bancorp, Inc.(b)	953
92	Forest City Enterprises, Inc., Class A(b)	1,764
54	Franklin Resources, Inc.	6,997
116	Fulton Financial Corp.	1,292
274	General Growth Properties, Inc., REIT	4,516
185	Genworth Financial, Inc., Class A(b)	2,055
215	Goldman Sachs Group, Inc.	30,257
16	Greenhill & Co., Inc.	891
1,004	Grubb & Ellis Co.(a) (b)	577
26	Hancock Holding Co.	840
30	Hanover Insurance Group, Inc.	1,232
191	Hartford Financial Services Group, Inc.	5,090
30	Hatteras Financial Corp., REIT	876
58	HCC Insurance Holdings, Inc.	1,919
126	HCP, Inc., REIT	4,780
44	Health Care REIT, Inc., REIT	2,340
44	Healthcare Realty Trust, Inc., REIT	969
38	Highwoods Properties, Inc., REIT	1,371
22	Home Properties, Inc., REIT	1,362
68	Hospitality Properties Trust, REIT	1,678
273	Host Hotels & Resorts, Inc., REIT	4,799
12	Howard Hughes Corp.(b)	918
221	Hudson City Bancorp, Inc.	2,018
293	Huntington Bancshares, Inc.	1,934
20	Iberiabank Corp.	1,175
30	IntercontinentalExchange, Inc.(b)	3,620
40	International Bancshares Corp.	683
195	Invesco Ltd. (Bermuda)	4,811
140	iStar Financial, Inc., REIT(a) (b)	1,205
90	Janus Capital Group, Inc.	930
58	Jefferies Group, Inc.	1,284
12	Jones Lang LaSalle, Inc.	1,166
1,658	JPMorgan Chase & Co.	71,692
397	KeyCorp	3,363
32	Kilroy Realty Corp., REIT	1,327
181	Kimco Realty Corp., REIT	3,531
66	Knight Capital Group, Inc., Class A(b)	814
40	LaSalle Hotel Properties, REIT	1,119
78	Legg Mason, Inc.	2,640
52	Liberty Property Trust, REIT	1,875
130	Lincoln National Corp.	3,816
110	Loews Corp.	4,622
30	M&T Bank Corp.	2,649
72	Macerich Co., REIT	3,915
42	Mack-Cali Realty Corp., REIT	1,485
4	Markel Corp.(b)	1,655
160	Marsh & McLennan Cos., Inc.	4,907
281	Marshall & Ilsley Corp.	2,248
108	MBIA, Inc.(a) (b)	950
341	MetLife, Inc.	15,038
136	MF Global Holdings Ltd.(b)	1,049
132	MFA Financial, Inc., REIT	1,088
16	MID-America Apartment Communities, Inc., REIT	1,097
485	Morgan Stanley	11,718
138	NASDAQ OMX Group, Inc.(b)	3,522
44	National Retail Properties, Inc., REIT	1,134
48	Nationwide Health Properties, Inc., REIT	2,102
177	New York Community Bancorp, Inc.	2,867
100	Northern Trust Corp.	4,879
66	Northwest Bancshares, Inc.	828
124	NYSE Euronext	4,515
78	Old National Bancorp	842
102	Old Republic International Corp.	1,268
42	OMEGA Healthcare Investors, Inc., REIT	894
34	Pacific Capital Bancorp NA(b)	1,046
30	PartnerRe Ltd. (Bermuda)	2,245
160	People's United Financial, Inc.	2,136
30	Platinum Underwriters Holdings Ltd. (Bermuda)	1,024
205	PNC Financial Services Group, Inc.	12,796
435	Popular, Inc. (Puerto Rico)(b)	1,262
42	Post Properties, Inc., REIT	1,768
144	Principal Financial Group, Inc.	4,503
88	PrivateBancorp, Inc.	1,441
20	ProAssurance Corp.(b)	1,406
219	Progressive Corp.	4,741
381	ProLogis, REIT	6,309
26	Prosperity Bancshares, Inc.	1,138
48	Protective Life Corp.	1,159
201	Prudential Financial, Inc.	12,820
16	PS Business Parks, Inc., REIT	920
40	Public Storage, REIT	4,734
102	Radian Group, Inc.	508
493	RAIT Financial Trust, REIT(a)	1,055
62	Raymond James Financial, Inc.	2,216
32	Realty Income Corp., REIT	1,124
60	Redwood Trust, Inc., REIT	933
50	Regency Centers Corp., REIT	2,316
551	Regions Financial Corp.	3,890
34	Reinsurance Group of America, Inc.	2,160
26	RenaissanceRe Holdings Ltd. (Bermuda)	1,871
147	Resource Capital Corp., REIT	997
96	SEI Investments Co.	2,269
68	Senior Housing Properties Trust, REIT	1,642
26	Signature Bank(b)	1,480
112	Simon Property Group, Inc., REIT	13,223
36	SL Green Realty Corp., REIT	3,240
199	SLM Corp.	3,391
26	Sovran Self Storage, Inc., REIT	1,091
80	St Joe Co.(a) (b)	1,738
30	StanCorp Financial Group, Inc.	1,295
64	Starwood Property Trust, Inc., REIT	1,391
213	State Street Corp.	9,749
60	Sterling Financial Corp.(b)	1,089
30	Stifel Financial Corp.(b)	1,208
76	Sunstone Hotel Investors, Inc., REIT(b)	773
219	SunTrust Banks, Inc.	6,160
114	Susquehanna Bancshares, Inc.	994
22	SVB Financial Group(b)	1,306
695	Synovus Financial Corp.	1,654
106	T Rowe Price Group, Inc.	6,710
40	Tanger Factory Outlet Centers, REIT	1,098
28	Taubman Centers, Inc., REIT	1,696
82	TCF Financial Corp.	1,234
114	TD Ameritrade Holding Corp.	2,457
54	TFS Financial Corp.(b)	554
36	Torchmark Corp.	2,387
20	Transatlantic Holdings, Inc.	931
172	Travelers Cos., Inc.	10,678
38	Trustmark Corp.	906
78	UDR, Inc., REIT	2,033
26	UMB Financial Corp.	1,109
76	Umpqua Holdings Corp.	910
32	United Bankshares, Inc.(a)	776
34	Unitrin, Inc.	1,014
54	Univeral American Corp.	502
128	Unum Group	3,368
769	US Bancorp	19,686
245	U-Store-It Trust, REIT	2,761
48	Validus Holdings Ltd. (Bermuda)	1,547
96	Valley National Bancorp	1,305
68	Ventas, Inc., REIT	3,835
72	Vornado Realty Trust, REIT	7,083
44	Waddell & Reed Financial, Inc., Class A	1,698
58	Washington Federal, Inc.	922
32	Washington Real Estate Investment Trust, REIT	1,105
40	Webster Financial Corp.	834
72	Weingarten Realty Investors, REIT	1,917
2,149	Wells Fargo & Co.	60,967
20	Westamerica Bancorporation	1,006
138	Weyerhaeuser Co., REIT	2,973
4	White Mountains Insurance Group Ltd. (Bermuda)	1,638
74	Whitney Holding Corp.	994
28	Wintrust Financial Corp.	909
72	WR Berkley Corp.	2,384
70	Zions Bancorporation	1,668
		967,960

	Industrial - 11.2%
259	3M Co.	24,444
58	Actuant Corp., Class A	1,458
26	Acuity Brands, Inc.	1,585
58	Aecom Technology Corp.(b)	1,663
42	AGCO Corp.(b)	2,170
132	Agilent Technologies, Inc.(b)	6,583
28	Alexander & Baldwin, Inc.	1,371
20	Alliant Techsystems, Inc.	1,431
36	American Superconductor Corp.(b)	385
72	AMETEK, Inc.	3,131
76	Amphenol Corp., Class A	4,109
30	AO Smith Corp.	1,244
32	Aptargroup, Inc.	1,709
56	Arrow Electronics, Inc.(b)	2,499
18	Atlas Air Worldwide Holdings, Inc.(b)	1,139
78	Avnet, Inc.(b)	2,824
56	Babcock & Wilcox Co.(b)	1,571
80	Ball Corp.	3,161
52	BE Aerospace, Inc.(b)	1,946
52	Bemis Co., Inc.	1,722
44	Benchmark Electronics, Inc.(b)	760
223	Boeing Co.	17,401
32	Brady Corp., Class A	1,103
40	Brink's Co.	1,190
34	Bucyrus International, Inc.	3,123
32	Carlisle Cos., Inc.	1,555
217	Caterpillar, Inc.	22,959
62	CH Robinson Worldwide, Inc.	4,974
36	CLARCOR, Inc.	1,534
18	Clean Harbors, Inc.(b)	1,821
68	Commercial Metals Co.	1,013
30	CON-way, Inc.	1,186
34	Crane Co.	1,672
72	Crown Holdings, Inc.(b)	2,924
116	CSX Corp.	9,199
72	Cummins, Inc.	7,577
32	Curtiss-Wright Corp.	1,092
168	Danaher Corp.	9,161
172	Deere & Co.	14,806
30	Dolby Laboratories, Inc., Class A(b)	1,402
38	Donaldson Co., Inc.	2,269
80	Dover Corp.	5,378
153	Eastman Kodak Co.(a) (b)	511
124	Eaton Corp.	6,407
48	EMCOR Group, Inc.(b)	1,458
273	Emerson Electric Co.	14,892
34	Energizer Holdings, Inc.(b)	2,620
36	EnerSys(b)	1,289
24	Esterline Technologies Corp.(b)	1,815
94	Expeditors International of Washington, Inc.	4,965
104	FedEx Corp.	9,739
80	FLIR Systems, Inc.	2,892
24	Flowserve Corp.	2,910
86	Fluor Corp.	5,928
30	Gardner Denver, Inc.	2,513
44	General Cable Corp.(b)	1,837
118	General Dynamics Corp.	8,758
4,254	General Electric Co.	83,549
28	Genesee & Wyoming, Inc., Class A(b)	1,662
64	Gentex Corp.	1,878
50	Goodrich Corp.	4,364
42	Graco, Inc.	2,124
92	GrafTech International Ltd.(b)	1,945
32	Granite Construction, Inc.	880
18	Greif, Inc., Class A	1,190
48	Harsco Corp.	1,608
76	Hexcel Corp.(b)	1,571
257	Honeywell International, Inc.	15,304
26	Hubbell, Inc., Class B	1,720
15	Huntington Ingalls Industries(b)	549
50	IDEX Corp.	2,267
177	Illinois Tool Works, Inc.	10,146
38	Insituform Technologies, Inc., Class A(b)	981
26	Itron, Inc.(b)	1,332
74	ITT Corp.	4,264
96	Jabil Circuit, Inc.	2,072
68	Jacobs Engineering Group, Inc.(b)	3,132
42	JB Hunt Transport Services, Inc.	1,926
42	Joy Global, Inc.	3,765
48	Kansas City Southern(b)	2,827
30	Kaydon Corp.	1,091
84	KBR, Inc.	3,135
52	Kennametal, Inc.	2,170
30	Kirby Corp.(b)	1,724
42	Knight Transportation, Inc.	718
48	L-3 Communications Holdings, Inc.	3,919
30	Landstar System, Inc.	1,420
74	Leggett & Platt, Inc.	1,911
30	Lennox International, Inc.	1,398
30	Lincoln Electric Holdings, Inc.	2,239
106	Lockheed Martin Corp.	8,257
90	Manitowoc Co., Inc.	1,622
18	Martin Marietta Materials, Inc.	1,542
148	Masco Corp.	2,109
26	Matthews International Corp., Class A	1,016
112	McDermott International, Inc. (Panama)(b)	2,377
16	Mettler-Toledo International, Inc.(b)	2,678
20	Middleby Corp.(b)	1,721
72	Molex, Inc.	1,971
30	Moog, Inc., Class A(b)	1,231
58	Nalco Holding Co.	1,655
66	National Instruments Corp.	1,927
32	Nordson Corp.	1,665
152	Norfolk Southern Corp.	11,143
94	Northrop Grumman Corp.	6,137
44	Old Dominion Freight Line, Inc.(b)	1,642
24	Overseas Shipholding Group, Inc.(a)	655
50	Owens Corning(b)	1,910
72	Owens-Illinois, Inc.(b)	2,313
50	Packaging Corp. of America	1,455
56	Pall Corp.	3,142
68	Parker Hannifin Corp.	6,042
48	Pentair, Inc.	1,943
62	PerkinElmer, Inc.	1,717
26	Plexus Corp.(b)	969
50	Precision Castparts Corp.	7,855
148	Raytheon Co.	7,456
22	Regal-Beloit Corp.	1,518
179	Republic Services, Inc.	5,642
22	Rock-Tenn Co., Class A(a)	1,690
62	Rockwell Automation, Inc.	5,153
68	Rockwell Collins, Inc.	4,157
40	Roper Industries, Inc.	3,339
30	Ryder System, Inc.	1,650
50	Sanmina-SCI Corp.(b)	534
54	Sealed Air Corp.	1,387
50	Shaw Group, Inc.(b)	1,826
32	Silgan Holdings, Inc.	1,436
42	Simpson Manufacturing Co., Inc.	1,177
30	Snap-On, Inc.	1,810
42	Sonoco Products Co.	1,488
58	Spirit Aerosystems Holdings, Inc., Class A(b)	1,270
28	SPX Corp.	2,321
58	Stanley Black & Decker, Inc.	4,285
38	Stericycle, Inc.(b)	3,385
64	SunPower Corp., Class A(a) (b)	1,348
26	Tech Data Corp.(b)	1,232
26	Teledyne Technologies, Inc.(b)	1,277
52	Temple-Inland, Inc.	1,234
64	Terex Corp.(b)	1,898
46	TETRA Tech, Inc.(b)	1,119
116	Textron, Inc.	2,654
179	Thermo Fisher Scientific, Inc.(b)	11,716
30	Thomas & Betts Corp.(b)	1,642
30	Tidewater, Inc.	1,639
50	Timken Co.	2,581
28	TransDigm Group, Inc.(b)	2,296
66	Trimble Navigation Ltd.(b)	2,884
54	Trinity Industries, Inc.	1,857
193	Union Pacific Corp.	20,259
257	United Parcel Service, Inc., Class B	18,887
333	United Technologies Corp.	29,227
40	URS Corp.(b)	1,762
56	USG Corp.(b)	798
72	UTi Worldwide, Inc. (British Virgin Islands)	1,601
18	Valmont Industries, Inc.	1,804
100	Vishay Intertechnology, Inc.(b)	1,587
34	Wabtec Corp.	2,298
62	Waste Connections, Inc.	1,949
152	Waste Management, Inc.	5,910
40	Waters Corp.(b)	3,942
34	Werner Enterprises, Inc.	853
40	Woodward, Inc.	1,409
58	Worthington Industries, Inc.	1,266
42	Zebra Technologies Corp., Class A(b)	1,867
		678,573

	Technology - 12.2%
265	Activision Blizzard, Inc.	3,177
56	Acxiom Corp.(b)	770
207	Adobe Systems, Inc.(b)	7,168
275	Advanced Micro Devices, Inc.(b)	2,387
94	Allscripts Healthcare Solutions, Inc.(b)	1,890
124	Altera Corp.	5,963
122	Analog Devices, Inc.	5,023
42	ANSYS, Inc.(b)	2,410
365	Apple, Inc.(b)	126,958
529	Applied Materials, Inc.	7,290
78	Ariba, Inc.(b)	2,616
24	athenahealth, Inc.(b)	1,074
267	Atmel Corp.(b)	4,010
112	Autodesk, Inc.(b)	4,814
26	Blackboard, Inc.(b)	1,120
64	BMC Software, Inc.(b)	3,573
183	Broadcom Corp., Class A	6,584
80	Broadridge Financial Solutions, Inc.	1,830
255	Brocade Communications Systems, Inc.(b)	1,701
170	CA, Inc.	3,978
22	CACI International, Inc., Class A(b)	1,404
189	Cadence Design Systems, Inc.(b)	2,020
42	Cavium Networks, Inc.(b)	1,868
26	Cerner Corp.(b)	3,123
56	Citrix Systems, Inc.(b)	4,907
106	Cognizant Technology Solutions Corp., Class A(b)	8,060
58	Computer Sciences Corp.	2,314
144	Compuware Corp.(b)	1,467
26	Concur Technologies, Inc.(b)	1,299
20	Cree, Inc.(b)	878
90	Cypress Semiconductor Corp.	2,108
737	Dell, Inc.(b)	11,851
48	Diebold, Inc.	1,586
34	DST Systems, Inc.	1,709
24	Dun & Bradstreet Corp.	1,925
170	Electronic Arts, Inc.(b)	4,150
779	EMC Corp.(b)	22,178
38	Fair Isaac Corp.	1,111
84	Fairchild Semiconductor International, Inc.(b)	1,515
134	Fidelity National Information Services, Inc.	4,312
72	Fiserv, Inc.(b)	4,645
930	Hewlett-Packard Co.	34,763
24	Hittite Microwave Corp.(b)	1,522
24	IHS, Inc., Class A(b)	2,105
46	Informatica Corp.(b)	2,698
2,265	Intel Corp.	50,985
485	International Business Machines Corp.	81,931
48	International Rectifier Corp.(b)	1,381
82	Intersil Corp., Class A	1,177
108	Intuit, Inc.(b)	5,829
54	Jack Henry & Associates, Inc.	1,687
66	KLA-Tencor Corp.	2,845
52	LAM Research Corp.(b)	2,444
42	Lexmark International, Inc., Class A(b)	1,251
80	Linear Technology Corp.	2,767
301	LSI Corp.(b)	2,254
203	Marvell Technology Group Ltd. (Bermuda)(b)	3,297
102	Maxim Integrated Products, Inc.	2,780
42	MedAssets, Inc.(b)	611
128	MEMC Electronic Materials, Inc.(b)	1,347
70	Microchip Technology, Inc.(a)	2,767
341	Micron Technology, Inc.(b)	3,478
44	MICROS Systems, Inc.(b)	2,247
62	Microsemi Corp.(b)	1,367
3,377	Microsoft Corp.	84,459
48	MSCI, Inc.(b)	1,813
118	National Semiconductor Corp.	2,895
110	NCR Corp.(b)	2,147
140	NetApp, Inc.(b)	7,668
40	Netlogic Microsystems, Inc.(b)	1,533
60	Novellus Systems, Inc.(b)	2,176
122	Nuance Communications, Inc.(b)	2,679
217	NVIDIA Corp.(b)	4,349
205	ON Semiconductor Corp.(b)	2,300
1,466	Oracle Corp.	50,167
70	Parametric Technology Corp.(b)	1,630
86	Pitney Bowes, Inc.	2,055
140	PMC - Sierra, Inc.(b)	1,098
44	Progress Software Corp.(b)	1,191
70	QLogic Corp.(b)	1,133
54	Quest Software, Inc.(b)	1,226
52	Rambus, Inc.(b)	758
76	Red Hat, Inc.(b)	3,314
88	Riverbed Technology, Inc.(b)	3,337
52	Rovi Corp.(b)	3,014
36	Salesforce.com, Inc.(b)	5,481
92	SanDisk Corp.(b)	4,372
56	Semtech Corp.(b)	1,603
26	Silicon Laboratories, Inc.(b)	1,117
84	Skyworks Solutions, Inc.(b)	2,139
48	SolarWinds, Inc.(b)	1,183
40	Solera Holdings, Inc.	2,364
72	Synopsys, Inc.(b)	1,968
32	Taleo Corp., Class A(b)	1,195
82	Teradata Corp.(b)	4,575
106	Teradyne, Inc.(b)	1,697
475	Texas Instruments, Inc.	16,768
28	Unisys Corp.(b)	783
44	Varian Semiconductor Equipment Associates, Inc.(b)	2,702
24	Veeco Instruments, Inc.(a) (b)	1,382
40	VeriFone Systems, Inc.(b)	1,925
32	VMware, Inc., Class A(b)	3,114
92	Western Digital Corp.(b)	3,372
609	Xerox Corp.	6,218
94	Xilinx, Inc.	3,354
		740,553

	Utilities - 3.4%
245	AES Corp.(b)	3,175
38	AGL Resources, Inc.	1,562
34	ALLETE, Inc.	1,356
48	Alliant Energy Corp.	1,974
114	Ameren Corp.	3,387
158	American Electric Power Co., Inc.	6,036
96	American Water Works Co., Inc.	2,881
94	Aqua America, Inc.	2,140
48	Atmos Energy Corp.	1,601
48	Avista Corp.	1,197
225	Calpine Corp.(b)	3,553
152	CenterPoint Energy, Inc.	2,938
44	Cleco Corp.	1,544
90	CMS Energy Corp.	1,795
96	Consolidated Edison, Inc.	5,094
74	Constellation Energy Group, Inc.	2,751
201	Dominion Resources, Inc.	9,592
50	DPL, Inc.	1,509
62	DTE Energy Co.	3,200
431	Duke Energy Corp.	8,081
203	Dynegy, Inc.(b)	1,230
92	Edison International	3,621
56	Entergy Corp.	3,816
217	Exelon Corp.	9,081
184	FirstEnergy Corp.	8,210
751	GenOn Energy, Inc.(b)	2,996
82	Great Plains Energy, Inc.	1,736
64	Hawaiian Electric Industries, Inc.	1,589
34	IDACORP, Inc.	1,339
44	Integrys Energy Group, Inc.	2,303
26	ITC Holdings Corp.	1,880
100	MDU Resources Group, Inc.	2,363
30	National Fuel Gas Co.	2,161
32	New Jersey Resources Corp.	1,475
136	NextEra Energy, Inc.	7,881
28	Nicor, Inc.	1,539
122	NiSource, Inc.	2,477
74	Northeast Utilities	2,608
26	Northwest Natural Gas Co.	1,174
40	NorthWestern Corp.	1,323
116	NRG Energy, Inc.(b)	2,872
52	NSTAR	2,394
132	NV Energy, Inc.	2,082
32	OGE Energy Corp.	1,634
34	Ormat Technologies, Inc.	748
120	Pepco Holdings, Inc.	2,396
122	PG&E Corp.	5,292
52	Piedmont Natural Gas Co., Inc.(a)	1,636
46	Pinnacle West Capital Corp.	2,082
72	PNM Resources, Inc.	1,190
62	Portland General Electric Co.	1,610
187	PPL Corp.	5,272
92	Progress Energy, Inc.	4,381
162	Public Service Enterprise Group, Inc.	5,427
72	Questar Corp.	1,248
52	SCANA Corp.	2,115
86	Sempra Energy	4,745
28	South Jersey Industries, Inc.	1,567
293	Southern Co.	11,743
62	Southern Union Co.	1,880
38	Southwest Gas Corp.	1,484
110	TECO Energy, Inc.	2,112
56	UGI Corp.	1,836
58	Vectren Corp.	1,637
66	Westar Energy, Inc.	1,795
34	WGL Holdings, Inc.	1,335
92	Wisconsin Energy Corp.	2,877
162	Xcel Energy, Inc.	4,008
		205,566

	Total Common Stocks - 99.0%
	(Cost $5,480,423)	5,989,711

	Tracking Stocks - 0.2%
	Communications - 0.2%
38	Liberty Media Corp. - Capital, Class A(b) (c)	3,463
241	Liberty Media Corp. - Interactive, Class A(b) (c)	4,389
28	Liberty Media Corp. - Starz, Class A(b) (c)	2,135
	(Cost $7,459)	9,987

	Right - 0.0%
	Financial - 0.0%
94	Brookfield Office Properties, Inc. (Canada) (b)	2
	(Cost $0)

	Exchange Traded Fund - 0.5%
317	SPDR Dow Jones Total Market ETF	32,049
	(Cost $31,978)

	Master Limited Partnership - 0.0%
	Energy - 0.0%
20	Atlas Energy, LP(a)	494
	(Cost $312)

	Total Long-Term Investments - 99.7%
	(Cost $5,520,172)	6,032,243

	Investments of Collateral for Securities Loaned - 0.8%
48,993	BNY Mellon Securities Lending Overnight Fund, 0.157%(d) (e)	48,993
	(Cost $48,993)

	Total Investments - 100.5%
	(Cost $5,569,165)	6,081,236
	Liabilities in excess of Other Assets - (0.5%)	(27,706)
	Net Assets - 100.0%	$ 6,053,530

LP - Limited Partnership
REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Non-income producing security.
(c)	A tracking stock is a security issued by a parent company to track the performance of a subsidiary, division, or line of business.
(d)	At May 31, 2011, the total market value of the Fund's securities on loan was $44,728 and the total market value of the collateral held by the Fund was $48,993.
(e)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation*
United States	98.1%
Curacao	0.8%
Bermuda	0.7%
Panama	0.1%
Canada	0.1%
Cayman Islands	0.1%
Liberia	0.1%
British Virgin Islands	0.0%**
Switzerland	0.0%**
Puerto Rico	0.0%**

* Subject to change daily. Based on Long-Term Investments. Securities are classified by sectors that represent broad groupings of related industries.
**Less than 0.1%

See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$5,568,966	$653,937	$(141,667)	$512,270

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.  The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1		Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$5,990		$-	$-	$5,990
Exchange Traded Fund	32		-	-	32
Master Limited Partnership	-	†	-	-	-	†
Right	-	†	-	-	-	†
Tracking Stocks	10		-	-	10
Investments of Collateral for Securities Loan	49		-	-	49
Total	$6,081		$-	$-	$6,081

There were no transfers between levels.

† Market value is less than minimum figure disclosed.

WMCR Wilshire Micro-Cap ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 99.2%
	Basic Materials - 2.6%
7,778	American Pacific Corp.(a)	$51,879
1,524	Clean Diesel Technologies, Inc.(a) (b)	12,573
5,486	Friedman Industries	54,202
57,579	General Moly, Inc.(a) (b)	280,985
12,697	General Steel Holdings, Inc.(a) (b)	22,601
1,732	KMG Chemicals, Inc.	32,042
8,111	Landec Corp.(a)	46,557
8,184	Mines Management, Inc.(a) (b)	18,005
1,272	Northern Technologies International Corp.(a)	20,365
3,884	Orchids Paper Products Co.	46,453
5,126	Penford Corp.(a)	29,833
22,133	Silver Bull Resources, Inc.(a) (b)	17,596
9,348	Solitario Exploration & Royalty Corp.(a) (b)	28,979
11,228	Timberline Resources Corp.(a) (b)	10,554
1,599	Universal Stainless & Alloy(a)	58,220
61,267	Uranerz Energy Corp.(a) (b)	196,054
61,159	Uranium Energy Corp.(a) (b)	192,651
35,856	Uranium Resources, Inc.(a) (b)	64,899
5,405	Verso Paper Corp.(a)	20,323
15,316	Vista Gold Corp. (Canada)(a) (b)	43,957
6,508	Xerium Technologies, Inc.(a) (b)	135,236
		1,383,964

	Communications - 7.6%
65,253	8x8, Inc.(a)	222,513
2,463	AH Belo Corp.	17,857
6,886	Aware, Inc.(a)	21,209
12,906	Bidz.com, Inc.(a) (b)	13,293
2,729	BroadVision, Inc.(a)	36,923
8,321	CalAmp Corp.(a)	26,544
8,267	Chyron International Corp.(a)	16,534
4,169	Cinedigm Digital Cinema Corp.(a)	7,921
5,648	Clearfield, Inc.(a)	38,237
7,511	ClearOne Communications, Inc.(a)	63,168
3,187	Communications Systems, Inc.	58,641
7,610	Crexendo, Inc.	44,290
2,680	Cumulus Media, Inc.(a) (b)	10,666
11,748	Ditech Networks, Inc.(a)	14,803
12,228	EDGAR Online, Inc.(a) (b)	15,163
19,658	Emmis Communications Corp., Class A(a)	23,000
8,294	EndWave Corp.(a)	16,588
12,174	Entravision Communications Corp., Class A(a)	25,200
17,834	FiberTower Corp.(a)	32,993
12,553	Global Traffic Network, Inc.(a)	137,455
4,693	Globecomm Systems, Inc.(a)	68,799
6,023	Gray Television, Inc.(a)	15,961
10,655	Harris Interactive, Inc.(a)	8,111
2,675	HealthStream, Inc.(a)	34,106
6,402	HickoryTech Corp.	66,325
12,770	Hollywood Media Corp.(a)	20,560
14,479	ID Systems, Inc.(a)	64,866
10,069	Inuvo, Inc.(a)	25,173
12,535	Ipass, Inc.(a)	19,304
16,671	Keynote Systems, Inc.	353,925
20,981	KVH Industries, Inc.(a)	248,415
3,748	Lantronix, Inc.(a)	12,556
10,939	Lee Enterprises, Inc.(a) (b)	13,127
5,732	Lightpath Technologies, Inc., Class A(a)	9,859
4,829	LIN TV Corp., Class A(a)	22,889
5,333	Local.com Corp.(a) (b)	20,052
10,757	LodgeNet Interactive Corp.(a) (b)	39,156
17,899	Media General, Inc., Class A(a) (b)	87,884
2,863	Micronetics, Inc.(a)	12,425
17,974	MRV Communications, Inc.(a)	25,164
8,860	Multiband Corp.(a) (b)	28,086
4,873	Network Engines, Inc.(a)	5,555
12,960	Network Equipment Technologies, Inc.(a)	35,510
13,538	New Frontier Media, Inc.(a)	21,119
10,912	Nextwave Wireless, Inc.(a)	3,940
6,158	Numerex Corp., Class A(a)	59,979
12,981	Online Resources Corp.(a)	43,616
11,918	Onstream Media Corp.(a) (b)	14,063
7,237	Onvia, Inc.(a) (b)	30,902
7,237	Optical Cable Corp.	32,060
13,267	ORBCOMM, Inc.(a)	42,985
6,456	Outdoor Channel Holdings, Inc.(a)	39,382
8,022	PC-Telephone, Inc.(a)	55,512
6,131	Performance Technologies, Inc.(a)	12,569
5,018	Phazar Corp.(a)	15,305
1,218	Quepasa Corp.(a) (b)	10,450
12,043	Radio One, Inc., Class D(a)	27,578
1,944	Reis, Inc.(a)	19,226
8,455	Relm Wireless Corp.(a)	11,583
9,386	RF Industries Ltd.	35,104
4,019	Saba Software, Inc.(a)	39,748
4,829	Selectica, Inc.(a)	24,580
7,698	Speedus Corp.(a)	1,016
1,211	Spherix, Inc.(a) (b)	3,233
58,098	support.com, Inc.(a)	278,870
9,231	Telular Corp.	57,509
1,971	Tessco Technologies, Inc.	22,529
5,405	TheStreet.com, Inc.	18,485
3,620	TigerLogic Corp.(a)	15,132
8,184	Towerstream Corp.(a) (b)	43,375
4,435	UniTek Global Services, Inc.(a)	39,338
4,378	US Auto Parts Network, Inc.(a)	32,791
25,834	Valuevision Media, Inc., Class A(a)	187,038
2,531	Warwick Valley Telephone Co.	36,902
19,304	Web.com Group, Inc.(a)	230,297
29,857	Westell Technologies, Inc., Class A(a)	102,410
8,076	WPCS International, Inc.(a)	19,382
11,748	Zhone Technologies, Inc.(a)	26,668
73,660	Zix Corp.(a)	280,645
2,594	Zoom Technologies, Inc.(a) (b)	7,445
		4,023,572

	Consumer, Cyclical - 10.1%
12,228	AC Moore Arts & Crafts, Inc.(a)	33,505
4,046	Adams Golf, Inc.(a)	29,860
4,351	ADDvantage Technologies Group, Inc.(a)	11,487
2,755	Aldila, Inc.	10,662
16,156	Amerigon, Inc.(a)	268,674
1,156	Amrep Corp.(a)	11,144
3,106	Arctic Cat, Inc.(a)	44,571
1,407	Ark Restaurants Corp.	24,130
72,409	Beazer Homes USA, Inc.(a) (b)	304,842
2,620	Benihana, Inc., Class A(a)	26,488
12,119	BlueLinx Holdings, Inc.(a) (b)	42,053
14,964	BON-TON Stores, Inc.(b)	159,067
5,126	Books-A-Million, Inc.(b)	19,325
21,235	Borders Group, Inc.(a) (b)	6,583
4,513	Build-A-Bear Workshop, Inc.(a)	30,237
4,774	Cache, Inc.(a)	24,777
2,052	Caribou Coffee Co., Inc.(a)	21,813
6,145	Carmike Cinemas, Inc.(a)	44,613
6,724	Carrols Restaurant Group, Inc.(a)	62,869
8,887	Casual Male Retail Group, Inc.(a)	38,658
11,074	Century Casinos, Inc.(a)	31,450
2,484	Cherokee, Inc.	47,494
18,245	Commercial Vehicle Group, Inc.(a)	282,433
8,700	Conn's, Inc.(a) (b)	54,027
4,378	Cost Plus, Inc.(a)	39,577
1,151	Culp, Inc.(a)	10,267
18,320	dELiA*s, Inc.(a)	31,694
3,884	Dixie Group, Inc.(a)	16,274
37,086	Douglas Dynamics, Inc.	574,462
9,050	Dover Downs Gaming & Entertainment, Inc.	32,218
7,664	Dover Motorsports, Inc.(a)	15,788
2,207	Duckwall-ALCO Stores, Inc.(a)	25,623
5,486	Educational Development Corp.	30,283
12,770	Empire Resorts, Inc.(a) (b)	7,405
2,998	Famous Dave's of America, Inc.(a)	29,860
1,245	Flexsteel Industries	18,501
2,540	Frisch's Restaurants, Inc.	55,194
4,270	Full House Resorts, Inc.(a)	16,995
2,207	Gaming Partners International Corp.	16,839
650	Gordmans Stores, Inc.(a)	11,304
7,805	Granite City Food & Brewery Ltd.(a)	30,049
12,743	Great Wolf Resorts, Inc.(a)	37,974
7,237	GTSI Corp.(a)	34,376
3,511	Hooker Furniture Corp.	38,621
6,158	J Alexander's Corp.(a)	37,502
13,129	Jamba, Inc.(a)	30,197
2,809	Kewaunee Scientific Corp.	28,989
4,486	Kona Grill, Inc.(a)	21,892
2,540	Lakeland Industries, Inc.(a)	21,869
11,180	Lakes Entertainment, Inc.(a)	25,938
19,928	Libbey, Inc.(a)	315,460
6,724	Luby's, Inc.(a)	33,620
7,482	MarineMax, Inc.(a)	62,250
2,863	McCormick & Schmick's Seafood Restaurants, Inc.(a)	26,196
1,635	Monarch Casino & Resort, Inc.(a)	15,238
3,450	Morton's Restaurant Group, Inc.(a)	25,634
12,092	MTR Gaming Group, Inc.(a)	34,220
9,730	Multimedia Games Holding Co., Inc.(a)	53,710
1,751	Nathan's Famous, Inc.(a)	30,818
7,968	Nautilus, Inc.(a)	19,920
9,994	Navarre Corp.(a)	17,589
6,697	O'Charleys, Inc.(a)	48,553
8,995	Palm Harbor Homes, Inc.(a) (b)	225
5,996	PC Connection, Inc.(a)	52,345
9,730	PC Mall, Inc.(a)	80,564
10,656	Perry Ellis International, Inc.(a)	332,521
8,430	Pizza Inn, Inc.(a) (b)	19,389
8,646	Reading International, Inc., Class A(a)	42,365
3,620	Red Lion Hotels Corp.(a)	29,394
11,927	Rentrak Corp.(a)	245,338
1,020	RG Barry Corp.	12,138
3,884	Rick's Cabaret International, Inc.(a)	37,248
1,778	Rocky Brands, Inc.(a)	21,096
7,292	Ruth's Hospitality Group, Inc.(a)	39,012
10,675	SMF Energy Corp.(a)	15,906
28,305	Spartan Motors, Inc.	135,581
9,402	Stanley Furniture Co., Inc.(a)	48,138
5,099	Supreme Industries, Inc., Class A(a)	15,756
2,621	Syms Corp.(a)	24,690
3,342	Tandy Leather Factory, Inc.	16,543
8,403	Town Sports International Holdings, Inc.(a)	55,880
20,234	Tuesday Morning Corp.(a)	99,956
11,630	Unifi, Inc.(a)	161,657
7,348	Universal Travel Group(a) (b) (c)	–
8,457	Virco Manufacturing	26,893
2,755	West Marine, Inc.(a)	28,624
352	Winmark Corp.	13,292
31,745	Wonder Auto Technology, Inc.(a) (b) (c)	172,058
16,747	Zale Corp.(a)	104,836
		5,385,106

	Consumer, Non-cyclical - 28.1%
14,864	Aastrom Biosciences, Inc.(a) (b)	48,605
13,587	Acadia Pharmaceuticals, Inc.(a)	25,679
25,240	Achillion Pharmaceuticals, Inc.(a)	189,048
2,232	Acme United Corp.	21,204
23,126	Addus HomeCare Corp.(a)	131,818
13,014	Adolor Corp.(a)	19,651
11,404	ADVENTRX Pharmaceuticals, Inc.(a) (b)	28,738
2,540	Advocat, Inc.	17,704
58,087	Alexza Pharmaceuticals, Inc.(a) (b)	93,520
8,941	Allied Healthcare International, Inc.(a)	23,247
6,196	Altair Nanotechnologies, Inc. (Canada)(a) (b)	9,108
461	Amcon Distributing Co.	31,809
12,361	America Service Group, Inc.	321,015
12,371	American Caresource Holdings, Inc.(a) (b)	21,154
3,748	American Dental Partners, Inc.(a)	49,848
2,125	American Medical Alert Corp.	11,645
4,693	American Shared Hospital Services(a)	14,783
11,020	Amicus Therapeutics, Inc.(a)	82,099
14,452	Anadys Pharmaceuticals, Inc.(a)	17,920
4,558	Angeion Corp.(a)	21,149
3,538	Anika Therapeutics, Inc.(a)	25,049
5,621	Animal Health International, Inc.(a)	23,721
15,089	Antares Pharma, Inc.(a)	27,915
2,232	Anthera Pharmaceuticals, Inc.(a) (b)	18,146
5,567	Apricus Biosciences, Inc.(a) (b)	28,726
4,802	ARCA Biopharma, Inc.(a) (b)	10,036
19,998	AspenBio Pharma, Inc.(a) (b)	15,199
1,971	AtriCure, Inc.(a)	28,028
6,777	Avalon Holdings Corp., Class A(a) (b)	20,195
69,187	AVANIR Pharmaceuticals, Inc., Class A(a) (b)	312,033
118,338	AVI BioPharma, Inc.(a) (b)	190,524
1,743	Barrett Business Services, Inc.	26,633
4,829	BioClinica, Inc.(a)	25,497
8,240	Biodel, Inc.(a) (b)	16,892
13,430	BioDelivery Sciences International, Inc.(a) (b)	45,662
106,109	Biosante Pharmaceuticals, Inc.(a) (b)	332,121
2,267	Biospecifics Technologies Corp.(a)	54,544
32,368	Biotime, Inc.(a) (b)	167,990
64,036	Bovie Medical Corp.(a) (b)	176,099
9,868	BSD Medical Corp.(a) (b)	35,920
3,911	Cadiz, Inc.(a) (b)	41,105
30,120	Caliper Life Sciences, Inc.(a)	215,960
21,009	Capital Senior Living Corp.(a)	201,897
8,267	Cardica, Inc.(a)	29,265
6,997	Cardiovascular Systems, Inc.(a)	103,766
4,612	Carriage Services, Inc.	27,349
3,565	CCA Industries, Inc.	21,675
13,937	Celldex Therapeutics, Inc.(a) (b)	50,870
58,219	Cel-Sci Corp.(a) (b)	34,640
7,556	Celsion Corp.(a) (b)	23,046
12,692	Cerus Corp.(a) (b)	38,076
16,781	Chelsea Therapeutics International Ltd.(a)	76,354
14,424	Chindex International, Inc.(a)	211,719
20,440	Cleveland Biolabs, Inc.(a) (b)	90,958
39,580	Columbia Laboratories, Inc.(a) (b)	139,717
40,810	CombiMatrix Corp.(a)	150,997
6,886	Command Security Corp.(a)	11,362
7,805	Competitive Technologies, Inc.(a) (b)	14,439
38,821	Continucare Corp.(a)	182,847
50,696	Corcept Therapeutics, Inc.(a)	250,438
3,647	Cornerstone Therapeutics, Inc.(a)	28,957
3,569	CPI Corp.	51,144
13,430	Cryo-Cell International, Inc.(a)	49,288
67,098	Curis, Inc.(a) (b)	251,953
4,513	Cutera, Inc.(a)	41,249
8,833	Cyanotech Corp.(a)	29,679
8,646	Cyclacel Pharmaceuticals, Inc.(a)	13,834
3,620	Cynosure, Inc., Class A(a)	47,169
14,560	Cytokinetics, Inc.(a)	21,403
43,187	Cytori Therapeutics, Inc.(a) (b)	247,030
19,053	CytRx Corp.(a) (b)	17,719
7,021	DARA Biosciences, Inc.(a) (b)	18,184
1,743	Daxor Corp.	19,469
30,635	Delcath Systems, Inc.(a) (b)	185,342
45,815	Depomed, Inc.(a)	417,833
2,675	Derma Sciences, Inc.(a)	26,830
7,511	Digirad Corp.(a)	20,730
10,314	Discovery Laboratories, Inc.(a)	25,269
5,942	Dynacq Healthcare, Inc.(a)	11,587
67,529	Dynavax Technologies Corp.(a)	186,380
7,556	Edgewater Technology, Inc.(a)	22,517
32,832	Endologix, Inc.(a)	281,370
11,675	EnteroMedics, Inc.(a)	29,188
8,376	Entremed, Inc.(a) (b)	36,854
15,772	EpiCept Corp.(a) (b)	9,840
40,230	Exact Sciences Corp.(a)	300,116
2,267	Exactech, Inc.(a)	42,574
10,702	Female Health Co.	54,152
34,593	Five Star Quality Care, Inc.(a)	267,058
8,646	Fonar Corp.(a)	18,330
5,207	Franklin Covey Co.(a)	47,592
8,025	Furiex Pharmaceuticals, Inc.(a)	136,425
8,394	Genta, Inc.(a)	132
4,838	GenVec, Inc.(a)	16,836
7,021	GlobalOptions Group, Inc.(a)	17,553
3,071	Golden Enterprises, Inc.	10,226
2,240	Griffin Land & Nurseries, Inc.	61,622
5,969	Hackett Group, Inc.(a)	29,666
55,495	Hansen Medical, Inc.(a) (b)	159,271
9,123	Harvard Bioscience, Inc.(a)	51,727
10,141	Hi-Tech Pharmacal Co., Inc.(a)	284,556
10,912	HQ Sustainable Maritime Industries, Inc.(a) (c)	–
5,594	Hudson Highland Group, Inc.(a)	29,369
14,479	Idera Pharmaceuticals, Inc.(a)	35,039
10,675	IGI Laboratories, Inc.(a)	11,422
9,787	Imperial Sugar Co. (a)	173,915
9,258	Infinity Pharmaceuticals, Inc.(a)	66,287
12,119	Information Services Group, Inc.(a)	24,359
15,321	Inhibitex, Inc.(a)	70,323
16,477	Innovaro, Inc.(a) (b)	35,920
71,665	Inovio Pharmaceuticals, Inc.(a)	55,304
5,820	Insmed, Inc.(a)	62,390
3,187	Integramed America, Inc.(a)	32,189
2,111	Intersections, Inc.	32,763
6,804	Inventure Foods, Inc.(a)	28,101
17,348	ISTA Pharmaceuticals, Inc.(a)	161,163
6,022	Jackson Hewitt Tax Service, Inc.(a) (b)	307
53,326	Keryx Biopharmaceuticals, Inc.(a) (b)	289,027
4,080	Kid Brands, Inc.(a)	21,910
18,220	KV Pharmaceutical Co., Class A(a) (b)	58,122
4,775	LCA-Vision, Inc.(a)	27,122
1,210	Learning Tree International, Inc.	11,471
11,829	LECG Corp.(a)	591
6,264	Management Network Group, Inc.(a)	14,720
10,433	Mannatech, Inc.(a)	12,520
11,972	Marina Biotech, Inc.(a) (b)	3,276
3,214	MediciNova, Inc.(a) (b)	8,421
2,207	Medtox Scientific, Inc.	37,276
24,400	MELA Sciences, Inc.(a) (b)	72,224
31,989	Merge Healthcare, Inc.(a)	194,173
27,597	Metropolitan Health Networks, Inc.(a)	134,397
6,483	Midas, Inc.(a)	45,770
7,075	Misonix, Inc.(a)	17,475
4,127	Multi-Color Corp.	93,311
8,076	Nanosphere, Inc.(a)	20,675
886	National Research Corp.	31,524
5,749	Natural Alternatives International, Inc.(a)	25,209
3,728	Nature's Sunshine Products, Inc.(a) (b)	52,751
46,277	Neoprobe Corp.(a) (b)	253,598
7,941	Neostem, Inc.(a) (b)	13,182
12,127	Neuralstem, Inc.(a) (b)	16,614
7,021	NeurogesX, Inc.(a) (b)	18,114
8,184	Nobel Learning Communities, Inc.(a)	94,198
9,540	Novabay Pharmaceuticals, Inc.(a) (b)	15,932
1,307	NuPathe, Inc.(a) (b)	10,744
1,581	Nutraceutical International Corp.(a)	24,758
9,231	Oculus Innovative Sciences, Inc.(a) (b)	19,847
21,643	Odyssey Marine Exploration, Inc.(a)	90,251
668	Oil-Dri Corp. of America	14,883
13,936	Omega Protein Corp.(a)	180,750
39,879	On Assignment, Inc.(a)	445,448
2,971	OncoGenex Pharmaceutical, Inc.(a) (b)	52,022
12,174	Orchid Cellmark, Inc.(a)	33,479
4,990	Overhill Farms, Inc.(a)	30,738
8,480	Palatin Technologies, Inc.(a)	7,717
7,048	Parlux Fragrances, Inc.(a)	24,950
1,805	PDI, Inc.(a)	12,455
6,591	Perceptron, Inc.(a)	47,521
20,231	Peregrine Pharmaceuticals, Inc.(a) (b)	43,092
16,948	PharmAthene, Inc.(a) (b)	66,775
11,074	PHC, Inc., Class A(a)	35,326
2,322	PhotoMedex, Inc.(a) (b)	22,198
3,965	Physicians Formula Holdings, Inc.(a)	18,239
10,621	Premier Exhibitions, Inc.(a)	15,613
6,832	Pressure BioSciences, Inc.(a)	7,652
8,049	PRGX Global, Inc.(a)	63,346
58,295	Princeton Review, Inc.(a) (b)	12,831
9,595	ProPhase Labs, Inc.(a)	8,731
2,295	Providence Service Corp.(a)	31,212
1,386	Psychemedics Corp.	13,708
12,201	PURE Bioscience, Inc.(a) (b)	14,275
3,241	QC Holdings, Inc.	14,358
10,048	RadNet, Inc.(a)	47,829
7,968	Raptor Pharmaceutical Corp.(a) (b)	44,143
6,967	Reed's, Inc.(a) (b)	14,909
10,993	Reliv International, Inc.	22,096
12,906	Repligen Corp.(a)	49,172
3,900	Repros Therapeutics, Inc.(a) (b)	22,815
5,594	Response Genetics, Inc.(a)	14,544
11,180	Rexahn Pharmaceuticals, Inc.(a) (b)	14,646
5,861	Rochester Medical Corp.(a)	59,196
8,184	Rockwell Medical Technologies, Inc.(a)	122,760
2,376	Rocky Mountain Chocolate Factory, Inc.	24,805
16,700	Rural/Metro Corp.(a)	287,240
8,511	RXi Pharmaceuticals Corp.(a) (b)	11,490
68,048	Santarus, Inc.(a)	236,807
1,595	Schiff Nutrition International, Inc.	15,456
14,045	Senomyx, Inc.(a)	89,888
4,513	SeraCare Life Sciences, Inc.(a)	16,066
8,376	Solta Medical, Inc.(a)	26,468
9,118	Somaxon Pharmaceuticals, Inc.(a) (b)	20,971
10,406	Spectranetics Corp.(a)	62,540
11,972	Staar Surgical Co.(a)	70,874
3,665	Standard Register Co.(b)	12,424
5,296	StarTek, Inc.(a)	24,626
64,792	Stereotaxis, Inc.(a)	223,532
9,429	Strategic Diagnostics, Inc.(a)	19,801
7,988	Sunesis Pharmaceuticals, Inc.(a) (b)	22,686
7,129	SunLink Health Systems, Inc.(a)	16,468
39,520	SuperGen, Inc.(a)	129,626
4,486	Tengion, Inc.(a)	6,415
11,268	Theragenics Corp.(a)	21,297
10,730	TranS1, Inc.(a)	50,968
3,133	Transcend Services, Inc.(a)	83,463
2,594	Transcept Pharmaceuticals, Inc.(a)	30,428
3,288	Tree.com, Inc.(a)	18,709
9,730	Trimeris, Inc.(a)	27,147
1,407	United-Guardian, Inc.	21,246
2,513	Universal Security Instruments, Inc.(a)	18,722
2,999	US Physical Therapy, Inc.	77,194
1,183	Utah Medical Products, Inc.	32,923
3,531	Vascular Solutions, Inc.(a)	46,574
13,816	Vermillion, Inc.(a) (b)	74,054
8,430	Versar, Inc.(a)	28,746
10,858	Vision-Sciences, Inc.(a) (b)	26,928
3,052	Vital Images, Inc.(a)	57,103
8,294	Willamette Valley Vineyards, Inc.(a)	26,126
41,939	XOMA Ltd. (Bermuda)(a) (b)	127,495
533	Young Innovations, Inc.	15,238
66,499	Zalicus, Inc.(a)	175,557
35,434	ZIOPHARM Oncology, Inc.(a)	252,290
		14,973,682

	Diversified - 0.2%
11,891	Graymark Healthcare, Inc.(a) (b)	5,708
1,237	OBA Financial Services, Inc.(a)	18,555
3,408	Primoris Services Corp.	43,179
5,072	Resource America, Inc., Class A	31,548
		98,990

	Energy - 4.2%
7,238	Arabian American Development Co.(a)	29,821
10,513	Ascent Solar Technologies, Inc.(a) (b)	14,193
5,888	Barnwell Industries, Inc.(a)	37,919
9,375	Blue Dolphin Energy Co.(a) (b)	47,531
3,844	Bolt Technology Corp.(a)	52,740
40,095	Callon Petroleum Co.(a)	285,877
4,654	CREDO Petroleum Corp.(a)	46,493
10,513	Crimson Exploration, Inc.(a)	39,949
4,100	Double Eagle Petroleum Co.(a)	29,684
22,745	Endeavour International Corp.(a)	321,842
5,739	Evergreen Energy, Inc.(a) (b)	12,109
4,060	Evolution Petroleum Corp.(a)	31,262
25,646	Flotek Industries, Inc.(a)	227,736
4,875	Geokinetics, Inc.(a)	42,656
488	Isramco, Inc.(a)	32,320
9,363	Magellan Petroleum Corp.(a)	14,981
2,782	Mexco Energy Corp.(a) (b)	28,098
2,764	Natural Gas Services Group, Inc.(a)	49,752
2,755	Ocean Power Technologies, Inc.(a) (b)	12,645
3,266	Panhandle Oil and Gas, Inc., Class A	99,940
3,919	PostRock Energy Corp.(a)	24,141
750	PrimeEnergy Corp.(a)	19,148
1,678	Pyramid Oil Co.(a) (b)	9,397
1,344	Quantum Fuel Systems Technologies Worldwide, Inc.(a) (b)	6,626
12,127	RAM Energy Resources, Inc.(a) (b)	19,403
6,456	Royale Energy, Inc.(a) (b)	22,209
36,578	Syntroleum Corp.(a) (b)	66,938
3,674	TGC Industries, Inc.(a)	24,248
23,317	Toreador Resources Corp.(a)	145,964
23,140	Tri-Valley Corp.(a) (b)	15,504
4,829	Union Drilling, Inc.(a)	50,415
16,435	US Energy Corp.(a)	82,011
11,050	Verenium Corp.(a)	23,426
38,578	Voyager Oil & Gas, Inc.(a) (b)	117,663
5,226	Westmoreland Coal Co.(a)	89,469
14,724	Zion Oil & Gas, Inc.(a) (b)	80,540
		2,254,650

	Financial - 25.2%
8,511	21st Century Holding Co.(a)	23,831
31,772	Abington Bancorp, Inc.	361,883
4,558	Access National Corp.	34,527
17,240	Agree Realty Corp., REIT	392,210
913	Alliance Financial Corp.	26,395
2,457	American National Bankshares, Inc.	49,509
5,594	American River Bankshares(a)	36,137
8,731	American Safety Insurance Holdings Ltd. (Bermuda)(a)	161,785
6,237	Ameris Bancorp(a)	58,129
10,486	AmeriServ Financial, Inc.(a)	22,755
8,049	Ampal American Israel Corp., Class A(a) (b)	10,061
10,927	Arlington Asset Investment Corp., Class A	315,572
1,805	Asta Funding, Inc.	13,935
1,778	Auburn National Bancorporation, Inc.	34,849
614	Bancorp Rhode Island, Inc.	26,623
38,984	Bancorp, Inc.(a)	394,908
6,832	BancTrust Financial Group, Inc.(a) (b)	16,670
2,621	Bank of Kentucky Financial Corp.	65,210
859	Bank of Marin Bancorp	31,388
10,513	BankAtlantic Bancorp, Inc., Class A(a) (b)	8,119
158,023	Banner Corp.	442,464
1,751	Bar Harbor Bankshares	49,816
1,716	Bridge Bancorp, Inc.(b)	37,615
8,565	Brooklyn Federal Bancorp, Inc.(b)	3,512
2,295	Bryn Mawr Bank Corp.	48,172
750	C&F Financial Corp.	15,885
6,456	Camco Financial Corp.(a)	11,621
4,270	Cape Bancorp, Inc.(a)	43,255
51,561	Capital Bank Corp.(a)	203,666
12,878	Capitol Bancorp Ltd.(a) (b)	2,009
5,378	Center Bancorp, Inc.	54,587
48,961	Center Financial Corp.(a)	320,205
9,776	Centerstate Banks, Inc.	68,530
3,538	Central Valley Community Bancorp(a)	23,280
10,993	Centrue Financial Corp.(a) (b)	5,677
1,183	Century Bancorp, Inc., Class A	30,427
3,647	CFS Bancorp, Inc.	20,824
21,497	Chatham Lodging Trust, REIT	352,336
4,154	Chicopee Bancorp, Inc.(a)	60,275
3,369	CIFC Deerfield Corp.(a)	22,067
5,915	Citizens & Northern Corp.	84,170
2,594	Citizens Holding Co.(b)	49,001
2,349	Citizens South Banking Corp.	10,453
5,234	CNB Financial Corp.(b)	72,648
2,729	Codorus Valley Bancorp, Inc.	28,654
60,807	Cogdell Spencer, Inc., REIT	364,842
3,884	Colony Bankcorp, Inc.(a) (b)	13,361
11,513	Commonwealth Bankshares, Inc.(a)	5,987
5,621	Community Capital Corp.(a)	17,987
14,506	Crescent Financial Corp.(a)	55,848
2,224	Diamond Hill Investment Group, Inc.(a)	177,987
46,116	Dynex Capital, Inc., REIT	457,471
2,295	Eagle Bancorp, Inc.(a)	29,078
3,342	Eastern Insurance Holdings, Inc.	43,947
29,684	Eastern Virginia Bankshares, Inc.(b)	98,848
5,807	Edelman Financial Group, Inc.	46,224
3,538	Encore Bancshares, Inc.(a)	42,421
3,315	Enterprise Bancorp, Inc.	62,057
4,513	Enterprise Financial Services Corp.	63,453
2,818	ESB Financial Corp.	32,294
2,621	Evans Bancorp, Inc.	36,694
16,753	Excel Trust, Inc., REIT	203,046
8,700	Farmers Capital Bank Corp.(a)	58,464
5,179	Federal Agricultural Mortgage Corp., Class C(b)	98,660
11,764	Financial Institutions, Inc.	192,106
11,207	First Acceptance Corp.(a)	19,836
2,565	First BanCorp (Puerto Rico)(a) (b)	12,979
4,558	First Bancorp, Inc.	65,863
13,294	First California Financial Group, Inc.(a)	47,858
3,342	First Capital Bancorp, Inc.(a) (b)	13,970
3,938	First Citizens Banc Corp.(a)	15,752
3,674	First Defiance Financial Corp.(a)	52,428
2,754	First Federal Bancshares of Arkansas, Inc.(a) (b)	24,456
32,260	First Financial Northwest, Inc.(a) (b)	187,753
6,401	First M&F Corp.	23,684
13,991	First Security Group, Inc.(a)	8,821
3,423	First South Bancorp, Inc.	14,377
5,753	First United Corp.(b)	29,340
8,349	Firstbank Corp.	47,088
1,944	Firstcity Financial Corp.(a)	13,122
1,407	Fox Chase Bancorp, Inc.	18,699
3,160	German American Bancorp, Inc.(b)	55,521
3,525	Gramercy Capital Corp., REIT(a)	8,354
12,589	Guaranty Bancorp(a)	18,254
2,207	Hallmark Financial Services(a)	15,780
3,748	Hampden Bancorp, Inc.(b)	51,910
189,122	Hanmi Financial Corp.(a)	226,946
1,318	Harleysville Savings Financial Corp.	19,638
11,295	Harris & Harris Group, Inc.(a)	64,720
1,299	Hawthorn Bancshares, Inc.	10,522
6,456	Heritage Commerce Corp.(a)	35,121
1,886	Heritage Financial Corp.	25,536
1,869	Heritage Financial Group, Inc.(b)	21,961
17,745	Heritage Oaks Bancorp(a)	63,527
13,690	HF Financial Corp.	150,316
22,638	HFF, Inc., Class A(a)	369,679
3,423	HMN Financial, Inc.(a)	9,002
1,581	Home Bancorp, Inc.(a)	23,936
7,511	Homeowners Choice, Inc.	54,079
14,533	HopFed Bancorp, Inc.	114,520
73,577	Independent Bank Corp.(a) (b)	188,357
13,963	INTL FCStone, Inc.(a)	360,944
1,461	Investors Title Co.	58,615
5,072	Legacy Bancorp, Inc.	68,979
7,319	LNB Bancorp, Inc.	41,352
11,648	Macatawa Bank Corp.(a) (b)	27,955
22,528	Main Street Capital Corp.(b)	420,598
6,104	MainSource Financial Group, Inc.	47,001
1,245	Marlin Business Services Corp.(a)	15,376
8,238	MBT Financial Corp.(a) (b)	12,357
2,621	Medallion Financial Corp.	25,109
6,320	Mercantile Bancorp, Inc.(a) (b)	5,814
2,917	Mercantile Bank Corp.(a) (b)	26,399
1,129	Merchants Bancshares, Inc.	28,575
4,208	Merriman Holdings, Inc.(a)	9,426
5,486	Metro Bancorp, Inc.(a)	61,827
3,423	MicroFinancial, Inc.	19,237
1,075	Middleburg Financial Corp.	16,759
3,477	Midsouth Bancorp, Inc.	48,713
8,646	Monarch Community Bancorp, Inc.(a)	13,747
2,999	Monarch Financial Holdings, Inc.	22,732
25,727	MPG Office Trust, Inc., REIT(a)	70,492
3,133	MutualFirst Financial, Inc.	26,599
1,944	National Bankshares, Inc.	48,853
2,540	New England Bancshares, Inc.	24,308
2,403	New Hampshire Thrift Bancshares, Inc.	31,359
3,674	NewBridge Bancorp(a)	17,194
1,466	North Valley Bancorp(a)	14,939
6,131	Northeast Community Bancorp, Inc.	41,507
6,832	Northern States Financial Corp.(a) (b)	8,540
1,272	Northrim BanCorp, Inc.	25,147
1,488	Norwood Financial Corp.	41,307
2,232	OceanFirst Financial Corp.	30,355
4,073	Old Point Financial Corp.	47,410
13,511	Old Second Bancorp, Inc.(a) (b)	15,538
2,594	OmniAmerican Bancorp, Inc.(a)	37,172
10,682	One Liberty Properties, Inc., REIT	170,592
4,693	Oneida Financial Corp.	41,111
3,160	Oppenheimer Holdings, Inc., Class A	89,839
5,807	Pacific Continental Corp.	53,831
4,585	Pacific Mercantile Bancorp(a) (b)	16,644
4,262	Pacific Premier Bancorp, Inc.(a)	29,152
3,538	Parkvale Financial Corp.	37,361
9,622	Patriot National Bancorp, Inc.(a) (b)	19,725
4,100	Peapack Gladstone Financial Corp.	52,685
1,156	Penns Woods Bancorp, Inc.(b)	40,934
2,621	Peoples Bancorp, Inc.	32,658
3,288	Peoples Financial Corp.	46,887
3,123	Porter Bancorp, Inc.	18,676
12,508	Preferred Bank(a)	18,887
3,369	Primus Guaranty Ltd. (Bermuda)(a)	16,677
13,523	Princeton National Bancorp, Inc.(a) (b)	75,458
4,666	Provident Financial Holdings, Inc.	35,975
6,104	Prudential Bancorp, Inc. of Pennsylvania	37,906
5,513	Pulaski Financial Corp.(b)	40,245
11,020	PVF Capital Corp.(a)	20,938
2,998	QCR Holdings, Inc.	26,832
48,663	Republic First Bancorp, Inc.(a)	119,224
50,261	Resource Capital Corp., REIT	340,770
9,859	Riverview Bancorp, Inc.(a)	28,985
5,234	Rurban Financial Corp.(a)	17,900
1,353	Savannah Bancorp, Inc.(a)	10,147
11,431	Seacoast Banking Corp. of Florida(a)	20,576
4,666	Shore Bancshares, Inc.	36,162
2,890	Sierra Bancorp	31,906
13,614	Southern Community Financial Corp.(a)	24,233
1,916	Southern National Bancorp of Virginia, Inc.(a)	12,626
20,466	Southwest Bancorp, Inc.(a)	256,439
3,938	State Bancorp, Inc.	51,194
7,805	Summit Financial Group, Inc.(a) (b)	28,410
4,385	Summit Hotel Properties, Inc., REIT	49,375
5,072	Sun Bancorp, Inc.(a)	19,476
1,599	Teche Holding Co.	56,764
778	Territorial Bancorp, Inc.	15,716
4,378	Timberland Bancorp, Inc.(a)	24,210
6,857	Tower Bancorp, Inc.	143,654
4,615	United Security Bancshares(a) (b)	14,122
4,829	United Security Bancshares	33,272
2,594	Unity Bancorp, Inc.(a)	16,861
6,239	Universal Insurance Holdings, Inc.	33,628
6,185	US Global Investors, Inc., Class A	48,985
2,737	Virtus Investment Partners, Inc.(a)	151,520
2,267	VIST Financial Corp.	16,141
3,647	Waterstone Financial, Inc.(a)	10,102
4,297	West Bancorporation, Inc.	33,345
13,522	West Coast Bancorp(a)	236,094
32,533	Winthrop Realty Trust, REIT	399,180
11,074	Yadkin Valley Financial Corp.(a)	26,024
		13,412,414

	Industrial - 11.3%
38,502	Active Power, Inc.(a)	82,394
2,430	ADA-ES, Inc.(a)	27,459
4,802	Aerosonic Corp.(a)	15,366
1,971	Air T, Inc.	19,060
5,486	Allied Defense Group, Inc.(a)	18,707
5,705	Appliance Recycling Centers of America, Inc.(a)	26,756
2,971	Argan, Inc.(a)	29,027
8,752	Arotech Corp.(a)	17,942
2,675	Art's-Way Manufacturing Co., Inc.(b)	21,400
10,021	Baldwin Technology Co., Class A(a)	13,428
4,900	Ballantyne Strong, Inc.(a)	27,881
2,152	Breeze-Eastern Corp.(a)	18,184
12,878	CAI International, Inc.(a)	300,830
26,486	Casella Waste Systems, Inc., Class A(a)	166,862
1,102	Chase Corp.	18,282
2,232	Coleman Cable, Inc.(a)	31,627
12,425	Digital Ally, Inc.(a) (b)	15,034
12,878	DRI Corp.(a)	10,560
14,072	DXP Enterprises, Inc.(a)	364,465
832	Eastern Co.	14,768
3,938	Ecology and Environment, Inc., Class A	86,636
3,423	Edac Technologies Corp.(a)	14,034
7,860	ENGlobal Corp.(a)	30,654
7,119	Evergreen Solar, Inc.(a) (b)	4,972
10,352	Flanders Corp.(a)	38,095
6,591	Flow International Corp.(a)	27,089
2,675	Frequency Electronics, Inc.(a)	25,734
5,351	Frozen Food Express Industries(a)	20,280
5,942	Gerber Scientific, Inc.(a)	57,578
6,212	Giga-Tronics, Inc.(a)	15,468
4,154	GP Strategies Corp.(a)	57,574
4,990	Heritage-Crystal Clean, Inc.(a)	84,481
2,052	Hurco Cos., Inc.(a)	61,416
12,026	ICOP Digital, Inc.(a)	192
12,092	Identive Group, Inc.(a)	29,746
7,183	IEC Electronics Corp.(a)	48,773
2,675	Image Sensing Systems, Inc.(a)	28,756
2,513	Innovative Solutions & Support, Inc.(a)	13,872
7,363	Insignia Systems, Inc.	34,974
4,208	Insteel Industries, Inc.	57,397
9,622	Integrated Electrical Services, Inc.(a) (b)	31,175
10,939	Intellicheck Mobilisa, Inc.(a) (b)	14,221
3,315	IntriCon Corp.(a)	13,426
9,776	Iteris, Inc.(a)	13,002
13,012	Kadant, Inc.(a)	382,813
29,605	Kratos Defense & Security Solutions, Inc.(a)	359,405
11,180	KSW, Inc.	46,285
2,457	LaBarge, Inc.(a)	47,076
10,790	LeCroy Corp.(a)	139,623
8,511	Lime Energy Co.(a) (b)	37,278
12,255	LoJack Corp.(a)	53,800
13,430	LRAD Corp.(a)	37,335
1,662	LS Starrett Co., Class A	20,609
18,164	LSI Industries, Inc.	136,593
3,288	Lydall, Inc.(a)	39,325
12,770	Magnetek, Inc.(a)	29,626
6,645	Meade Instruments Corp.(a) (b)	24,254
6,966	Measurement Specialties, Inc.(a)	266,450
1,680	Mesa Laboratories, Inc.	50,946
3,830	Met-Pro Corp.	44,543
3,593	Mfri, Inc.(a)	33,128
2,648	Mocon, Inc.	39,270
10,325	Nanophase Technologies Corp.(a)	13,423
7,698	NAPCO Security Technologies, Inc.(a)	17,013
14,641	NCI Building Systems, Inc.(a)	159,001
12,589	Nexxus Lighting, Inc.(a)	34,368
9,488	NN, Inc.(a)	137,671
6,320	N-Viro International Corp.(a)	15,484
14,587	OceanFreight, Inc., Class A (Marshall Islands)(a)	6,564
940	Omega Flex, Inc.(a)	12,540
4,324	Orbit International Corp.(a)	19,674
6,483	Orion Energy Systems, Inc.(a)	26,775
1,129	Park-Ohio Holdings Corp.(a)	24,003
6,456	Patrick Industries, Inc.(a)	14,397
21,026	Perma-Fix Environmental Services(a)	29,016
3,423	PMFG, Inc.(a)	68,460
21,281	PowerSecure International, Inc.(a)	174,291
7,941	Pro-DEX, Inc.(a) (b)	24,617
1,102	Providence and Worcester Railroad Co.	16,442
9,830	Purecycle Corp.(a)	33,619
5,705	Reddy ICE Holdings, Inc.(a) (b)	17,571
7,346	Research Frontiers, Inc.(a) (b)	37,979
82,496	Satcon Technology Corp.(a) (b)	219,439
1,272	SIFCO Industries, Inc.	21,115
9,513	Smith-Midland Corp.(a)	15,697
1,678	Spectrum Control, Inc.(a)	33,526
1,527	SRS Labs, Inc.(a)	14,797
16,727	Stoneridge, Inc.(a)	256,258
7,968	Superconductor Technologies, Inc.(a) (b)	22,151
1,743	Sutron Corp.(a)	12,602
3,538	Synalloy Corp.	52,079
9,859	Tii Network Technologies, Inc.(a)	24,450
3,830	Trailer Bridge, Inc.(a)	7,698
8,076	TRC Cos., Inc.(a)	55,805
5,315	Twin Disc, Inc.	177,308
8,076	Ultralife Corp.(a)	39,572
4,154	Universal Power Group, Inc.(a)	13,459
12,174	UQM Technologies, Inc.(a) (b)	31,896
5,432	US Home Systems, Inc.(a)	28,464
1,434	USA Truck, Inc.(a)	16,950
5,486	Vicon Industries, Inc.(a)	24,632
3,342	Video Display Corp.(a)	11,229
1,156	VSE Corp.	30,449
5,351	WCA Waste Corp.(a)	30,287
5,760	Wells-Gardner Electronics Corp.(a)	12,269
8,059	Westinghouse Solar, Inc.(a) (b)	9,107
2,809	Willis Lease Finance Corp.(a)	36,068
3,701	WSI Industries, Inc.	18,875
4,936	X-Rite, Inc.(a)	23,643
5,567	Zygo Corp.(a)	79,330
		6,039,999

	Technology - 9.3%
5,153	Acorn Energy, Inc.(a) (b)	20,973
6,859	American Software, Inc., Class A	52,677
2,503	Amtech Systems, Inc.(a) (b)	54,766
6,777	Analysts International Corp.(a)	22,635
1,805	Astro-Med, Inc.	14,621
61,592	Axcelis Technologies, Inc.(a)	110,866
28,928	AXT, Inc.(a)	235,474
41,642	Callidus Software, Inc.(a)	245,271
33,805	Cogo Group, Inc.(a)	224,465
2,125	Computer Task Group, Inc.(a)	28,518
5,888	Concurrent Computer Corp.(a)	36,564
5,018	CSP, Inc.(a)	22,230
3,701	Data I/O Corp.(a)	21,910
6,886	Datalink Corp.(a)	49,717
8,403	Dataram Corp.(a)	14,285
751	Digimarc Corp.(a)	22,417
12,797	Dot Hill Systems Corp.(a)	37,239
4,208	Dynamics Research Corp.(a)	64,298
6,183	EasyLink Services International Corp., Class A(a)	24,856
48,637	EMCORE Corp.(a) (b)	123,538
8,103	Eon Communications Corp.(a)	14,099
18,997	FSI International, Inc.(a)	83,777
952	Geeknet, Inc.(a)	28,236
9,595	GSE Systems, Inc.(a)	22,356
18,273	GSI Technology, Inc.(a)	128,094
22,783	Hutchinson Technology, Inc.(a) (b)	56,958
7,455	Icad, Inc.(a)	8,424
28,170	Immersion Corp.(a)	239,163
11,540	inContact, Inc.(a)	45,814
11,268	Innodata Isogen, Inc.(a)	29,748
26,677	Integrated Silicon Solution, Inc.(a)	246,495
12,616	Interphase Corp.(a) (b)	55,258
4,909	INX, Inc.(a)	28,227
48,120	Magma Design Automation, Inc.(a)	335,878
6,591	Market Leader, Inc.(a)	14,764
4,666	Mattersight Corp.(a)	30,236
30,300	Mattson Technology, Inc.(a)	51,510
29,305	Mindspeed Technologies, Inc.(a) (b)	254,660
5,279	MoSys, Inc.(a)	31,885
19,276	Nanometrics, Inc.(a)	303,983
4,659	Netlist, Inc.(a)	10,809
9,595	Overland Storage, Inc.(a) (b)	20,533
5,405	PAR Technology Corp.(a)	22,052
5,432	Pervasive Software, Inc.(a)	35,036
11,207	Planar Systems, Inc.(a)	34,293
4,250	PLX Technology, Inc.(a)	14,918
5,675	Qualstar Corp.(a)	9,704
25,402	QuickLogic Corp.(a) (b)	78,492
5,296	RadiSys Corp.(a)	45,704
7,888	Rainmaker Systems, Inc.(a)	7,809
19,901	Richardson Electronics Ltd.	272,644
3,241	Rimage Corp.	47,286
25,834	Rudolph Technologies, Inc.(a)	303,033
4,239	Scientific Learning Corp.(a)	13,183
6,320	SmartPros Ltd.	13,778
12,643	Streamline Health Solutions, Inc.(a)	20,735
6,023	Tier Technologies, Inc.(a)	28,850
1,916	Transact Technologies, Inc.(a)	22,034
24,320	Ultra Clean Holdings(a)	247,091
4,963	Unify Corp.(a)	12,408
3,342	Versant Corp.(a)	42,176
1,949	Vitesse Semiconductor Corp.(a)	8,439
71,434	Wave Systems Corp., Class A(a) (b)	195,729
12,371	Wireless Ronin Technologies, Inc.(a)	15,093
5,126	XATA Corp.(a)	10,252
		4,968,966

	Utilities - 0.6%
2,349	Artesian Resources Corp., Class A(b)	46,181
1,299	Delta Natural Gas Co., Inc.	41,009
1,124	Gas Natural, Inc.	12,926
2,143	Pennichuck Corp.	60,733
940	RGC Resources, Inc.	30,484
12,317	Synthesis Energy Systems, Inc.(a) (b)	29,438
12,828	US Geothermal, Inc.(a) (b)	11,032
5,861	York Water Co.	103,095
		334,898

	Total Common Stocks - 99.2%
	(Cost $50,405,613)	52,876,241

	Exchange Traded Fund - 0.5%
4,400	iShares Russell Microcap Index Fund(b)	232,584
	(Cost $227,602)

	Rights - 0.1%
	Financial - 0.1%
6,560	BankAtlantic Bancorp, Inc., 06/16/2011(a) (b) (c)	146
2,754	First Federal Bancshares of Arkansas, Inc., 06/09/2011(a) (c)	48,581
11,648	Macatawa Bank Corp., 06/07/2011(a) (b) (c)	1,165
	(Cost $0)	49,891

	Total Long-Term Investments - 99.8%
	(Cost $50,633,215)	53,158,717

	Investments of Collateral for Securities Loaned - 16.3%
8,691,065	BNY Mellon Securities Lending Overnight Fund, 0.157%(d) (e)	8,691,065
	(Cost $8,691,065)

	Total Investments - 116.1%
	(Cost $59,324,280)	61,849,782
	Liabilities in excess of Other Assets - (16.1%)	(8,555,014)
	Net Assets - 100.0%	$ 53,294,768

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at May 31, 2011.
(c)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $221,950 which represents 0.4% of net assets.

(d)	At May 31, 2011, the total market value of the Fund's securities on loan was $8,172,460 and the total market value of the collateral held by the Fund was $8,691,065.
(e)	Interest rate shown reflects yield as of May 31, 2011.

Securities are classified by sectors that represent broad groupings of related industries.

Country Allocation**
United States	99.3%
Bermuda	0.6%
Canada	0.1%
Puerto Rico	0.0%*
Marshall Islands	0.0%*
* Less than 0.1%.
** Subject to change daily and percentages are based on long-term investments.

See previously submitted notes to financial statements for the period ended February 28, 2011.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$59,342,907	$6,087,034	$(3,580,159)	$2,506,875

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011:

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Common Stocks
Basic Materials	$1,384	$-	$-		$1,384
Communications	4,024	-	-		4,024
Consumer, Cyclical	5,425	172	-	†	5,597
Consumer, Non-cyclical	14,762	-	-	†	14,762
Diversified	99	-	-		99
Energy	2,255	-	-		2,255
Financial	13,412	-	-		13,412
Industrial	6,040	-	-		6,040
Technology	4,969	-	-		4,969
Utilities	335	-	-		335
Exchange Traded Fund	232	-	-		232
Rights	-	50	-		50
Investments of Collateral for Securities Loaned	8,691	-	-		8,691
Total	$61,628	$222	$-		$61,850

The Fund had a transfer from Level 1 to Level 2 of $172 as a result of Wonder Auto Technology, Inc.
shares being halted on the principal exchange due to the company's failure to file its 10-K in a timely manner.
The fund had a transfer from Level 1 to Level 3 of $- as a result, both HQ Sustainable Maritime
Industries and Universal Travel Group, not trading on a principal exchange on May 31, 2011.
HQ Sustainable Maritime Industries was halted because the company did not file its financial statements with the United States Securities and Exchange Commission for the period ended
December 31, 2010. Universal Travel Group was halted because the company did not file its financial statements with the United States Securities and Exchange Commission for the period ended December 31, 2010.
The fair value estimate for HQ Sustainable Maritime Industries and Universal Travel Group was
determined in good faith by the Pricing Committee pursuant to the Valuation Procedures established by management and approved by the Board of Trustees. There were various factors considered in reaching the fair value determination including, but not limited to, the following: the type of security, public information obtained from the issuer and public information obtained from the primary stock exchange on which the security trades.

The following table presents the activity of the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuation)
for the period ended May 31, 2011.

Level 3 Holdings	Securities
Beginning Balance at 8/31/10	$-
Net Realized Gain/Loss	-
Change in Unrealzied Gain/Loss	-
Purchases	-
Sales	-
Transfers In	-	†
Transfer Out	-
Ending Balance at 5/31/11	$-	†

† Market value is less than minimum figure disclosed.

WREI Wilshire US REIT ETF
Portfolio of Investments
May 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.9%
	Common Stocks - 99.7%
	Financial - 99.7%
1,756	Acadia Realty Trust, REIT	$36,261
118	Alexander's, Inc., REIT	46,282
2,690	Alexandria Real Estate Equities, Inc., REIT	222,033
7,378	AMB Property Corp., REIT	272,912
2,914	American Campus Communities, Inc., REIT	102,981
5,145	Apartment Investment & Management Co., Class A, REIT	137,526
2,581	Ashford Hospitality Trust, Inc., REIT	36,831
1,826	Associated Estates Realty Corp., REIT	30,786
3,749	AvalonBay Communities, Inc., REIT	498,879
5,718	BioMed Realty Trust, Inc., REIT	117,162
6,212	Boston Properties, Inc., REIT	673,070
5,859	Brandywine Realty Trust, REIT	74,761
3,198	BRE Properties, Inc., REIT	163,162
3,039	Camden Property Trust, REIT	195,347
1,351	Campus Crest Communities, Inc., REIT	17,293
6,442	CBL & Associates Properties, Inc., REIT	123,944
2,552	Cedar Shopping Centers, Inc., REIT	13,526
3,412	Colonial Properties Trust, REIT	71,993
3,142	CommonWealth REIT, REIT	82,006
800	Coresite Realty Corp., REIT	14,160
2,922	Corporate Office Properties Trust, REIT	103,497
4,170	Cousins Properties, Inc., REIT	36,571
10,750	DCT Industrial Trust, Inc., REIT	60,845
8,950	Developers Diversified Realty Corp., REIT	129,685
7,273	DiamondRock Hospitality Co., REIT	83,639
3,980	Digital Realty Trust, Inc., REIT(a)	248,233
5,088	Douglas Emmett, Inc., REIT	107,102
10,998	Duke Realty Corp., REIT	165,410
2,665	DuPont Fabros Technology, Inc., REIT	69,663
1,180	EastGroup Properties, Inc., REIT	55,354
3,166	Education Realty Trust, Inc., REIT	27,544
1,355	Equity Lifestyle Properties, Inc., REIT	79,606
2,544	Equity One, Inc., REIT	49,888
12,804	Equity Residential, REIT	791,671
1,401	Essex Property Trust, Inc., REIT	192,792
3,831	Extra Space Storage, Inc., REIT	83,363
2,251	Federal Realty Investment Trust, REIT	197,188
5,083	FelCor Lodging Trust, Inc., REIT(b)	31,667
2,825	First Industrial Realty Trust, Inc., REIT(b)	35,538
2,174	First Potomac Realty Trust, REIT	36,480
3,315	Franklin Street Properties Corp., REIT	45,382
16,732	General Growth Properties, Inc., REIT	275,743
4,378	Glimcher Realty Trust, REIT	44,831
1,337	Government Properties Income Trust, REIT	35,404
16,158	HCP, Inc., REIT	613,035
7,495	Health Care REIT, Inc., REIT	398,659
2,944	Healthcare Realty Trust, Inc., REIT	64,827
6,587	Hersha Hospitality Trust, REIT	39,654
3,123	Highwoods Properties, Inc., REIT	112,678
1,654	Home Properties, Inc., REIT	102,383
5,376	Hospitality Properties Trust, REIT	132,680
29,634	Host Hotels & Resorts, Inc., REIT	520,966
1,068	Hudson Pacific Properties, Inc., REIT	17,141
3,844	Inland Real Estate Corp., REIT	35,096
3,459	Investors Real Estate Trust, REIT	33,518
2,512	Kilroy Realty Corp., REIT	104,173
16,816	Kimco Realty Corp., REIT	328,080
2,771	Kite Realty Group Trust, REIT	13,883
3,712	LaSalle Hotel Properties, REIT	103,862
4,990	Liberty Property Trust, REIT	179,939
5,677	Macerich Co., REIT	308,658
3,741	Mack-Cali Realty Corp., REIT	132,282
1,555	MID-America Apartment Communities, Inc., REIT	106,595
1,480	Monmouth Real Estate Investment Corp., Class A, REIT	12,713
993	National Health Investors, Inc., REIT	46,790
5,508	Nationwide Health Properties, Inc., REIT	241,250
965	Parkway Properties, Inc., REIT	17,717
2,166	Pebblebrook Hotel Trust, REIT	47,089
2,414	Pennsylvania Real Estate Investment Trust, REIT	41,424
7,520	Piedmont Office Realty Trust, Inc., Class A, REIT	154,611
2,130	Post Properties, Inc., REIT	89,673
24,844	ProLogis, REIT	411,417
820	PS Business Parks, Inc., REIT	47,142
6,161	Public Storage, REIT	729,093
1,662	Ramco-Gershenson Properties Trust, REIT	21,839
3,566	Regency Centers Corp., REIT	165,141
586	Saul Centers, Inc., REIT	23,393
6,178	Senior Housing Properties Trust, REIT	149,199
12,759	Simon Property Group, Inc., REIT	1,506,328
3,438	SL Green Realty Corp., REIT	309,454
1,210	Sovran Self Storage, Inc., REIT	50,772
7,646	Strategic Hotels & Resorts, Inc., REIT(b)	51,152
1,140	Summit Hotel Properties, Inc., REIT	12,836
852	Sun Communities, Inc., REIT	33,944
5,142	Sunstone Hotel Investors, Inc., REIT(b)	52,294
3,539	Tanger Factory Outlet Centers, REIT	97,181
2,260	Taubman Centers, Inc., REIT	136,888
7,948	UDR, Inc., REIT	207,125
523	Universal Health Realty Income Trust, REIT	22,651
776	Urstadt Biddle Properties, Inc., Class A, REIT	14,868
4,349	U-Store-It Trust, REIT	49,013
8,191	Ventas, Inc., REIT	461,972
7,999	Vornado Realty Trust, REIT	786,942
2,870	Washington Real Estate Investment Trust, REIT	99,101
5,248	Weingarten Realty Investors, REIT	139,702
	(Cost $12,930,365)	15,496,834

	Exchange Traded Fund - 0.2%
500	Vanguard REIT ETF	$31,340
	(Cost $30,628)

	Total Long-Term Investments - 99.9%
	(Cost $12,960,993)	15,528,174

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 1.6%
238,581	BNY Mellon Securities Lending Overnight Fund, 0.157%(c) (d)	$ 238,581
	(Cost $238,581)

	Total Investments - 101.5%
	(Cost $13,199,574)	15,766,755
	Liabilities in excess of Other Assets - (1.5%)	(228,157)
	Net Assets - 100.0%	$ 15,538,598

REIT - Real Estate Investment Trust

(a)	Security, or portion thereof, was on loan at May 31, 2011.
(b)	Non-income producing security.
(c)	At May 31, 2011, the total market value of the Fund's securities on loan was $233,893 and the total market value of the collateral held by the Fund was $238,581.
(d)	Interest rate shown reflects yield as of May 31, 2011.

See previously submitted notes to financial statements for the period ended February 28, 2011.

Country Allocation*
United States	100.0%
* Subject to change daily. Based on Long-Term Investments.

At May 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$13,193,436	$2,577,841	$(4,522)	$2,573,319

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturity and quality. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at May 31, 2011.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of May 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$15,497	$-	$-	$15,497
Exchange Traded Funds	31	-	-	31
Investments of Collateral for Securities Loaned	239	-	-	239
Total	$15,767	$-	$-	$15,767

There were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	July 29, 2011

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 29, 2011